As filed with the Securities and Exchange Commission on January 4, 2019

File No. 333-228523

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	1

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(888) 877-4626

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Joshua D. Ratner, Esq. Chief Legal Officer, PIMCO Funds Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Institutional Class shares of each of PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund.

FORUM FUNDS II

Gurtin California Municipal Intermediate Value Fund

Gurtin California Municipal Opportunistic Value Fund

Gurtin National Municipal Intermediate Value Fund

Gurtin National Municipal Opportunistic Value Fund

Three Canal Plaza, Suite 600

Portland, Maine 04101

(207) 347-2000

January 4, 2019

Dear Shareholder:

On behalf of the Board of Trustees of Forum Funds II (the “Gurtin Funds Board”), I am pleased to invite you to a special meeting of shareholders of the Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund, each a series of Forum Funds II (each, a “Gurtin Fund” and, collectively, the “Gurtin Funds”), to be held at Three Canal Plaza, Suite 600, Portland, Maine 04101 on February 15, 2019, at 10:00 a.m. Eastern Time (with any adjournments or postponements thereof, the “Meeting”).

At the Meeting, shareholders of each Gurtin Fund will be asked to vote on: (i) an Agreement and Plan of Reorganization providing for the reorganization of each Gurtin Fund with and into its corresponding series of PIMCO Funds that was newly created specifically for such reorganization; (ii) an Investment Advisory Agreement between Forum Funds II, on behalf of each Gurtin Fund, and Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management (“Gurtin”); and (iii) such other business as may properly come before the Meeting.

Your vote is important. After careful consideration and upon recommendation of Gurtin, the Gurtin Funds Board unanimously approved the Agreement and Plan of Reorganization and the Investment Advisory Agreement and authorized the solicitation of proxies on the proposals. The Gurtin Funds Board recommends that you vote FOR the proposals. On behalf of the Gurtin Funds Board, I ask you to review the proposals and vote. For more information about the proposals requiring your vote, please refer to the accompanying Proxy Statement/Prospectus.

No matter how many shares you own, your timely vote is important. If you are unable to attend the Meeting, then please complete, sign, date and mail the enclosed proxy card(s) promptly in order to avoid the expense of additional mailings. If you have any questions regarding the Proxy Statement/Prospectus, please call (844) 342-5763.

Thank you in advance for your participation in this important event.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett
Secretary and Vice President
Forum Funds II

FORUM FUNDS II

Three Canal Plaza, Suite 600

Portland, Maine 04101

(207) 347-2000

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

To be held on February 15, 2019

Dear Shareholders:

Notice is hereby given that a special meeting of shareholders of the Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund, each a series of Forum Funds II (each, a “Gurtin Fund” or “Target Fund” and, collectively, the “Gurtin Funds” or the “Target Funds”), will be held at Three Canal Plaza, Suite 600, Portland, Maine 04101 on February 15, 2019, at 10:00 a.m. Eastern Time (with any adjournments or postponements thereof, the “Meeting”).

The purpose of the Meeting is for shareholders of each Gurtin Fund to consider and act upon the following proposals for each of the Gurtin Funds (each, a “Proposal”).

1.	To approve an Agreement and Plan of Reorganization providing for:

1(a).	The reorganization of the Gurtin California Municipal Intermediate Value Fund into the PIMCO Gurtin California Municipal Intermediate Value Fund;

1(b).	The reorganization of the Gurtin California Municipal Opportunistic Value Fund into the PIMCO Gurtin California Municipal Opportunistic Value Fund;

1(c).	The reorganization of the Gurtin National Municipal Intermediate Value Fund into the PIMCO Gurtin National Municipal Intermediate Value Fund; and

1(d).	The reorganization of the Gurtin National Municipal Opportunistic Value Fund into the PIMCO Gurtin National Municipal Opportunistic Value Fund (each, a “Reorganization”).

2.	To approve an Investment Advisory Agreement between:

2(a).	Forum Funds II, on behalf of the Gurtin California Municipal Intermediate Value Fund, and Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management (“Gurtin”);

2(b).	Forum Funds II, on behalf of the Gurtin California Municipal Opportunistic Value Fund, and Gurtin;

2(c).	Forum Funds II, on behalf of the Gurtin National Municipal Intermediate Value Fund, and Gurtin; and

2(d).	Forum Funds II, on behalf of the Gurtin National Municipal Opportunistic Value Fund, and Gurtin.

3.	To transact such other business as may properly come before the Meeting.

Each Reorganization provides for the acquisition of the assets and assumption of the known and existing liabilities of the Target Fund by its corresponding series of PIMCO Funds, as listed above (each, an “Acquiring Fund”), in exchange for shares of the Acquiring Fund, followed by the complete liquidation of the Target Fund. If a Reorganization takes place, shareholders of each Gurtin Fund will become shareholders of the corresponding Acquiring Fund.

Shareholders of each Gurtin Fund will vote separately on each Proposal (or sub-proposal) as it relates to the Gurtin Fund. A Proposal will be effected for a Gurtin Fund only if approved by shareholders of such Gurtin Fund. Neither Proposal 1 nor Proposal 2, or their respective sub-proposals, is contingent on each other or any other proposal or sub-proposal. The accompanying Proxy Statement/Prospectus describes Proposal 1 and Proposal 2 in more detail and provides certain comparative information pertaining to each Target Fund and its corresponding Acquiring Fund for your evaluation.

Shareholders may attend the Meeting in person. Any shareholder who does not expect to attend the Meeting is requested to complete, date and sign the enclosed proxy card(s), and return it in the envelope provided. You also have the opportunity to provide voting instructions via telephone or the Internet. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings of Gurtin Fund shares may be. If you wish to wait until the Meeting to vote your shares, you will need to request a paper ballot at the Meeting to do so.

If you have any questions regarding the enclosed Proxy Statement/Prospectus or need assistance in voting your shares, please contact a live operator at (866) 751-6310 Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on February 15, 2019. This Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and the form of proxy card(s) are available on the Internet at www.proxyonline.com/docs/Gurtin.pdf. On this website, you will be able to access the Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus, the form of proxy card(s) and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.

After careful consideration and upon recommendation of Gurtin, the Board of Trustees of Forum Funds II recommends that you cast your vote FOR each of Proposal 1 and Proposal 2, as described in the accompanying Proxy Statement/Prospectus, as each relates to the Gurtin Fund(s) that you own.

By Order of the Board of Trustees of Forum Funds II

/s/ Zachary R. Tackett
Zachary R. Tackett
Secretary and Vice President
Forum Funds II
January 4, 2019

QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

This combined Proxy Statement/Prospectus contains information that shareholders of the Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund (each, a “Gurtin Fund” or “Target Fund” and, collectively, the “Gurtin Funds” or “Target Funds”), each a series of Forum Funds II, should know before voting on (i) the proposed Agreement and Plan of Reorganization providing for the reorganization of each Gurtin Fund with and into its corresponding Acquiring Fund (as defined below) and (ii) the proposed investment advisory agreement between Forum Funds II, on behalf of each Gurtin Fund, and Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management (“Gurtin”), each of which is described in more detail herein.

This document is both a Proxy Statement for each of the Gurtin Funds and a Prospectus for each of the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”), each a newly created series of PIMCO Funds that was created specifically for the purpose of acquiring the assets and assuming the known and existing liabilities of its corresponding Gurtin Fund.

The Gurtin Funds and the Acquiring Funds are referred to collectively as the “Funds” and individually as a “Fund.”

Questions and Answers – General

Why is the Meeting being held, and what is being proposed?

On November 14, 2018, the Board of Trustees of Forum Funds II (the “Gurtin Funds Board”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) with PIMCO Funds to reorganize each Gurtin Fund with and into its corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”), subject to approval by shareholders of each Gurtin Fund. Accordingly, at the special meeting of shareholders to be held on February 15, 2019 (with any postponements or adjournments thereof, the “Meeting”), shareholders of each Gurtin Fund will be asked to consider and approve the Reorganization Agreement that provides for:

	THE ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
1(a)	Gurtin California Municipal Intermediate Value Fund	PIMCO Gurtin California Municipal Intermediate Value Fund
1(b)	Gurtin California Municipal Opportunistic Value Fund	PIMCO Gurtin California Municipal Opportunistic Value Fund
1(c)	Gurtin National Municipal Intermediate Value Fund	PIMCO Gurtin National Municipal Intermediate Value Fund
1(d)	Gurtin National Municipal Opportunistic Value Fund	PIMCO Gurtin National Municipal Opportunistic Value Fund
	(each a series of Forum Funds II) Three Canal Plaza, Suite 600 Portland, Maine 04101 (207) 347-2000	(each a series of PIMCO Funds) 650 Newport Center Drive Newport Beach, California 92660 888.87.PIMCO

(each an open-end management investment company)

The Reorganization Agreement as it relates to each Gurtin Fund requires approval by shareholders of the Gurtin Fund, and, if approved, the Reorganizations are expected to close on or about March 15, 2019, or such other date as the parties may agree (the “Closing Date”). If a Reorganization is approved by shareholders of a Gurtin Fund, shareholders of the Gurtin Fund will become shareholders of the corresponding Acquiring Fund and the applicable Gurtin Fund will be liquidated. The Board of Trustees of PIMCO Funds also approved the Reorganization Agreement.

In addition, on October 2, 2018, Gurtin and Pacific Investment Management Company, LLC (“PIMCO”) announced that they had entered into a purchase agreement pursuant to which PIMCO agreed to acquire Gurtin and completed its acquisition of Gurtin on January 2, 2019 (“Adviser Acquisition”). Shareholders of the Gurtin Funds are not being asked to vote on the Adviser Acquisition. However, the Adviser Acquisition resulted in a change of control of Gurtin and caused an “assignment,” as defined in Section 2(a)(4) of the Investment Company Act of 1940 (the “1940 Act”) of the then-current investment advisory agreements between Forum Funds II, on behalf of each Gurtin Fund, and Gurtin (the “Current Advisory Agreements”), which caused the Current Advisory Agreements to terminate in accordance with their terms and under the 1940 Act. In anticipation of the Adviser Acquisition, and the resulting termination of the Current Advisory Agreements, the Gurtin Funds Board considered and approved an “interim” investment advisory agreement (the “Interim Advisory Agreement”) under which, effective as of the closing date of the Adviser Acquisition, Gurtin continues to advise each Gurtin Fund for a period of up to 150 days from such date in accordance with Rule 15a-4 under the 1940 Act, absent regulatory relief.

The Gurtin Funds Board has approved, and recommends that shareholders of the Gurtin Funds approve, an investment advisory agreement between Forum Funds II, on behalf of each Target Fund, and Gurtin (i.e., a non-interim investment advisory agreement) (the “Proposed Advisory Agreement”). If approved by shareholders, the Proposed Advisory Agreement may remain in effect for an initial period of up to two years from the date of its effectiveness, and thereafter the Proposed Advisory Agreement must be approved at least annually by the Gurtin Funds Board or by vote of a majority of a Target Fund’s outstanding voting securities, and in either case by a majority of the trustees who are not parties to the Proposed Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party (other than as trustees of Forum Funds II). In the event a Reorganization is not approved or a Reorganization is not completed or is delayed until after the 150-day term of the Interim Advisory Agreement, Gurtin would continue to provide advisory services to the Gurtin Fund(s) under the Proposed Advisory Agreement, if approved by shareholders of the relevant Gurtin Fund(s). In addition, approval of the Proposed Advisory Agreement by shareholders of the Target Fund(s) would permit Gurtin to receive the advisory fees to be held in escrow for its services provided to the relevant Target Funds under the Interim Advisory Agreement, as further discussed below. As further described in the accompanying Proxy Statement/Prospectus, the terms of the Proposed Advisory Agreement are substantially identical to the terms of the Current Advisory Agreements. If shareholders of a Target Fund approve the Reorganization as it relates to the Target Fund, shareholders of that Target Fund will become shareholders of the corresponding Acquiring Fund, which is advised by PIMCO and sub-advised by Gurtin, and such Target Fund will be liquidated.

Accordingly, at the Meeting, shareholders will also be asked to consider and approve the Proposed Advisory Agreement between:

2(a)	Gurtin California Municipal Intermediate Value Fund	AND	Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management
2(b)	Gurtin California Municipal Opportunistic Value Fund
2(c)	Gurtin National Municipal Intermediate Value Fund
2(d)	Gurtin National Municipal Opportunistic Value Fund
	(each a series of Forum Funds II) Three Canal Plaza, Suite 600 Portland, Maine 04101 (207) 347-2000		(a registered investment adviser) 440 Stevens Avenue, Suite 260 Solana Beach, CA 92075

What is this document and why did you send it to me?

This booklet includes the Proxy Statement/Prospectus and a proxy card or cards. This Proxy Statement/Prospectus is being provided to you by Forum Funds II in connection with the solicitation of proxies to vote to approve Proposal 1 and Proposal 2, as described in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus concisely sets forth the information about the proposals that an investor ought to know before voting. Shareholders should consider retaining the Proxy Statement/Prospectus for future reference.

Because you, as a shareholder of one or more Gurtin Funds, are being asked to approve the Reorganization Agreement that will result in a transaction in which you would ultimately hold shares of the corresponding Acquiring Fund(s), this Proxy Statement also serves as a Prospectus for the Acquiring Funds.

It is anticipated that this Proxy Statement/Prospectus will be first mailed to shareholders on or about January 7, 2019.

Who will bear the costs associated with the Meeting?

PIMCO and Gurtin will bear all costs associated with the Meeting, including, but not limited to, proxy and proxy solicitation costs, printing costs, board fees relating to any special board meetings and legal fees. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any costs associated with the Meeting.

What is the Gurtin Funds Board’s recommendation?

After careful consideration and upon recommendation of Gurtin, the Gurtin Funds Board recommends that shareholders of the Gurtin Funds vote FOR Proposal 1 and Proposal 2, as described in the Proxy Statement/Prospectus.

For a discussion of the considerations of the Gurtin Funds Board in evaluating these matters, please see the section entitled “Board Considerations” of both Proposal 1 and Proposal 2.

What happens if Proposal 1 and/or Proposal 2 is not approved with respect to a Gurtin Fund?

Shareholders of each Target Fund will vote separately on each of Proposal 1 and Proposal 2 as such Proposal relates to that Target Fund (i.e., each sub-proposal). If shareholders of a Gurtin Fund do not approve the Reorganization, as described in Proposal 1 below, but approve the Proposed Advisory Agreement, as described in Proposal 2 below, such Gurtin Fund will continue to be advised by Gurtin pursuant to the Proposed Advisory Agreement while the Gurtin Funds Board considers whether any further action is appropriate. If shareholders of a Gurtin Fund do not approve the Proposed Advisory Agreement but approve the Reorganization, the shareholders will become shareholders of the corresponding Acquiring Fund and Gurtin would receive, out of escrow, the lesser of any costs incurred in performing services under the Interim Advisory Agreement (plus interest earned on that amount while in escrow) or the total amount in the escrow account (plus interest earned on that amount while in escrow).

If shareholders of a Gurtin Fund do not approve either the Reorganization or the Proposed Advisory Agreement, such Gurtin Fund will continue to be advised by Gurtin pursuant to the Interim Advisory Agreement until such time as the Gurtin Funds Board determines what action should be taken, including potentially engaging in a taxable liquidation of such Gurtin Fund, or until the termination or expiration of the Interim Advisory Agreement.

Questions and Answers – Proposed Reorganization Agreement (Proposal 1)

How will the Reorganizations work?

The Reorganization Agreement provides for: (i) the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund; (ii) the assumption by each Acquiring Fund of the known and existing liabilities of its corresponding Target Fund; (iii) the distribution of Institutional Class shares of each Acquiring Fund to the shareholders of its corresponding Target Fund; and (iv) the complete liquidation of each Target Fund.

If shareholders of a Target Fund approve the Reorganization as it relates to the Target Fund, each owner of Institutional Class shares of such Target Fund would receive Institutional Class shares of such Target Fund’s corresponding Acquiring Fund. If approved, the Reorganizations are expected to be consummated on the Closing Date and each shareholder of a Target Fund will hold, immediately after the close of the Reorganization, shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder as of the close of business on the Closing Date.

What is the purpose of and rationale for the Reorganizations?

Gurtin recommended the Reorganizations to the Gurtin Funds Board because Gurtin believes the Reorganizations will benefit shareholders of the Target Funds by, among other things, offering continuity of investment personnel and substantially similar principal investment strategies while also providing the reputation, financial strength, resources and operational oversight of PIMCO. The Reorganizations are part of a broader initiative to integrate the advisory businesses of Gurtin and PIMCO.

How will the Reorganizations affect me?

If Target Fund shareholders approve the Reorganizations, you will become a shareholder of the Acquiring Fund(s) corresponding to the Target Fund(s) that you own. It is important to note that following the Reorganization, shareholders of each Target Fund would be subject to the actual fees and expenses of the corresponding Acquiring Fund, which may not be the same as the pro forma fees and expenses shown in the Proxy Statement/Prospectus, which are estimated as the Acquiring Funds will not commence operations until the Reorganizations occur. As such, future fees and expenses may be greater or lesser than those indicated in the enclosed Proxy Statement/Prospectus, subject to the terms of any applicable fee waiver or expense limitation arrangement.

The following table outlines the service providers for the Target Funds and the comparable service providers for the Acquiring Funds.

	Target Funds	Acquiring Funds
Investment Adviser	Gurtin	PIMCO
Sub-Adviser	None	Gurtin
Administrator	Atlantic Fund Administration, LLC	PIMCO
Transfer Agent	Atlantic Shareholder Services, LLC	DST Asset Manager Solutions, Inc.
Custodian	MUFG Union Bank, N.A.	State Street Bank & Trust Co.
Independent Registered Public Accounting Firm	BBD, LLP	PricewaterhouseCoopers LLP

Are there any significant differences between the investment objectives and strategies of each Target Fund and its corresponding Acquiring Fund?

No. The investment objective of each Target Fund and its corresponding Acquiring Fund are substantively identical and the investment strategies and policies of each Target Fund and its corresponding Acquiring Fund are substantially similar. The Target Funds and their corresponding Acquiring Funds are subject to substantially similar principal investment risks.

The Target Funds are advised by Gurtin. The Acquiring Funds are advised by PIMCO and sub-advised by Gurtin. As sub-adviser to the Acquiring Funds, Gurtin is responsible for providing, subject to the supervision of PIMCO, investment advisory services to each Acquiring Fund, including the management of each Acquiring Fund’s investment portfolio. PIMCO is responsible for managing the investment activities of the Acquiring Funds and the Acquiring Funds’ business affairs and other administrative matters.

Each Acquiring Fund has the same portfolio management team as its corresponding Target Fund.

Would the Reorganizations result in higher management fees or operating expenses for current Target Fund shareholders?

Each Acquiring Fund is subject to a higher management fee than its corresponding Target Fund. However, the Acquiring Funds’ management fees reflect both an advisory fee and a supervisory and administrative fee. Each Acquiring Fund pays for the advisory and supervisory and administrative services it requires under what is essentially an “all-in” fee structure, as described in more detail in the Proxy Statement/Prospectus.

It is anticipated that, while the total annual fund operating expenses before any fee waiver and/or expense reimbursement (i.e., on a gross basis) of each Acquiring Fund’s Institutional Class shares will be equal to or lower than those of its corresponding Target Fund’s Institutional Class shares, the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund’s Institutional Class shares will be equal to those of its corresponding Target Fund’s Institutional Class shares under the terms of a fee waiver arrangement with PIMCO through July 31, 2021.

Who will bear the costs associated with the Reorganizations?

PIMCO and Gurtin will bear all costs associated with the Reorganizations (exclusive of brokerage commissions and other transaction costs incurred by a Fund, which will be borne by such Fund and, if any, are expected by PIMCO and Gurtin to be immaterial). The Acquiring Funds, the Target Funds and their respective shareholders will not bear any other direct costs arising in connection with the transactions contemplated by the Reorganization Agreement. Shareholders will continue to pay transaction costs associated with normal Target Fund operations, including brokerage or trading expenses, if any.

Are the Reorganizations expected to create a taxable event?

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended, and each Fund will receive a tax opinion to that effect. Accordingly, pursuant to this treatment, none of the Target Funds, the Acquiring Funds, or their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements.

Questions and Answers – Proposed Advisory Agreement (Proposal 2)

How will I be affected by the Adviser Acquisition?

Your investment adviser did not change as a direct result of the Adviser Acquisition (i.e., Gurtin will continue to advise the Gurtin Funds under the Interim Advisory Agreement). You continue to own the shares of the Target Fund(s) and the underlying value of those shares did not change as a direct result of the Adviser Acquisition. However, as explained above, the Adviser Acquisition resulted in the termination of the Current Advisory Agreements. In the event that a Reorganization is not approved or a Reorganization is not completed or is delayed until after the conclusion of the 150-day term of the Interim Advisory Agreement (at which point the agreement is expected to terminate absent regulatory relief), Gurtin would continue to provide advisory services to the Gurtin Fund(s) under the Proposed Advisory Agreement, if approved by shareholders.

Gurtin continues to manage each Target Fund according to the same investment objective and policies as before the Adviser Acquisition and does not anticipate any significant changes to the Target Funds, other than as described herein.

Will the Adviser Acquisition result in any important differences between the Target Funds’ Proposed Advisory Agreement and the Current Advisory Agreements?

No. The terms of the Proposed Advisory Agreement are substantially identical to those of the Current Advisory Agreements. There will be no change in the contractual advisory fee rate paid by each of the Target Funds under these agreements.

What is the Interim Advisory Agreement and how will the Target Funds be managed during the interim period?

The Gurtin Funds Board approved the Interim Advisory Agreement in connection with the Adviser Acquisition and specifically in anticipation of seeking shareholder approval of the Reorganizations. Under the Interim Advisory Agreement, which took effect on the closing date of the Adviser Acquisition, Gurtin serves as investment adviser to each Target Fund until the earlier of (i) the 150th day after January 2, 2019 (the date of its effectiveness) absent regulatory relief, (ii) when shareholders approve the Proposed Advisory Agreement, or (iii) the completion of the Reorganization.

The material terms of the Interim Advisory Agreement are substantially identical to the terms of the Current Advisory Agreements, except with respect to the effective date and duration of the agreements and termination provisions and terms concerning the escrow arrangements discussed below. The Target Funds will be managed in substantially the same manner as managed prior to the Adviser Acquisition. The Interim Advisory Agreement may be terminated with respect to a Target Fund at any time without payment of any penalty by Forum Funds II, upon the vote of a majority of the Gurtin Funds Board or a majority of the outstanding voting securities of the Target Fund, upon ten (10) days’ written notice to Gurtin. Under the Interim Advisory Agreement, compensation earned by Gurtin from its service as adviser to the Gurtin Funds will be held in an interest-bearing escrow account for a period of up to 150 days from the effective date of the Interim Advisory Agreement.

If the Proposed Advisory Agreement is approved by a Target Fund’s shareholders, Gurtin would continue to provide advisory services to the Target Fund if (i) the Reorganization with respect to one or more Target Funds is not approved or (ii) if such Reorganization(s) is delayed beyond the interim 150-day period. In addition, approval of the Proposed Advisory Agreement would permit Gurtin to receive the advisory fees to be held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement, as explained in more detail in the Proxy Statement/Prospectus.

Questions and Answers – Voting

How do I vote?

You can vote in one of four ways:

●	By telephone (call the toll free number listed on your proxy card or cards)

●	By Internet (log on to the website listed on your proxy card or cards)

●	By mail (using the enclosed postage prepaid envelope)

●

In person at the shareholder meeting scheduled to occur at 10:00 a.m. Eastern Time, on February 15, 2019, at the offices of Atlantic Fund Services located at Three Canal Plaza, Suite 600, Portland, Maine 04101.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card(s) for instructions for voting by telephone, Internet or mail.

Whom should I call if I have questions?

If you have questions about the proposals described in the Proxy Statement/Prospectus, please call AST Fund Solutions LLC, the Gurtin Funds’ proxy solicitor, toll free at (866) 751-6310. If you have any questions about voting procedures, please call the number listed on your proxy card(s). Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m. Eastern time.

FORUM FUNDS II

Gurtin California Municipal Intermediate Value Fund

Gurtin California Municipal Opportunistic Value Fund

Gurtin National Municipal Intermediate Value Fund

Gurtin National Municipal Opportunistic Value Fund

Three Canal Plaza, Suite 600

Portland, Maine 04101

PROXY STATEMENT/PROSPECTUS

Special Meeting of Shareholders

To be held on February 15, 2019

The purpose of the special meeting of shareholders of the Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund, each a series of Forum Funds II (each, a “Gurtin Fund” or “Target Fund” and, collectively, the “Gurtin Funds” or “Target Funds”), to be held at Three Canal Plaza, Suite 600, Portland, Maine 04101 on February 15, 2019, at 10:00 a.m. Eastern Time (with any adjournments or postponements thereof, the “Meeting”), is to consider and act upon the below-listed proposals for Forum Funds II (each, a “Proposal”).

1.	To approve an Agreement and Plan of Reorganization providing for:

1(a).	The reorganization of the Gurtin California Municipal Intermediate Value Fund into the PIMCO Gurtin California Municipal Intermediate Value Fund;

1(b).	The reorganization of the Gurtin California Municipal Opportunistic Value Fund into the PIMCO Gurtin California Municipal Opportunistic Value Fund;

1(c).	The reorganization of the Gurtin National Municipal Intermediate Value Fund into the PIMCO Gurtin National Municipal Intermediate Value Fund; and

1(d).	The reorganization of the Gurtin National Municipal Opportunistic Value Fund into the PIMCO Gurtin National Municipal Opportunistic Value Fund (each, a “Reorganization”).

2.	To approve an Investment Advisory Agreement between:

2(a).	Forum Funds II, on behalf of the Gurtin California Municipal Intermediate Value Fund, and Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management (“Gurtin”);

2(b).	Forum Funds II, on behalf of the Gurtin California Municipal Opportunistic Value Fund, and Gurtin;

2(c).	Forum Funds II, on behalf of the Gurtin National Municipal Intermediate Value Fund, and Gurtin; and

2(d).	Forum Funds II, on behalf of the Gurtin National Municipal Opportunistic Value Fund, and Gurtin.

3.	To transact such other business as may properly come before the Meeting.

This Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund or PIMCO Gurtin National Municipal Opportunistic Value Fund (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Please read it carefully and keep it for future reference.

After careful consideration and upon recommendation of Gurtin, the Board of Trustees of Forum Funds II recommends that you cast your vote FOR each of Proposal 1 and Proposal 2, as described in this Proxy Statement/Prospectus, as each relates to the Gurtin Fund(s) that you own.

As with other mutual funds, neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TO OBTAIN MORE INFORMATION

To obtain more information on the Gurtin Funds or the Acquiring Funds (each, a “Fund” and, collectively, the “Funds”), please write or call for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports (for the Gurtin Funds) or other information.

Gurtin Funds Gurtin Value Funds P.O. Box 588 Portland, Maine 04112 (844) 342-5763 (toll free) gurtinvaluefunds.ta@atlanticfundservices.com	Acquiring Funds PIMCO Funds 650 Newport Center Drive Newport Beach, California 92660 888.87.PIMCO (toll free)

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

●	The Prospectus of the Gurtin Funds, dated February 1, 2018, as supplemented (Accession Number 0001398344-18-000870);
●	The Prospectus of the Acquiring Funds, dated January 2, 2019 (Accession Number 0001193125-19-000405);
●	The Statement of Additional Information of the Gurtin Funds, dated February 1, 2018 (Accession Number 0001398344-18-000870);
●	The Statement of Additional Information of the Acquiring Funds, dated January 2, 2019 (Accession Number 0001193125-19-000405);
●	The Statement of Additional Information dated January 4, 2019, related to this Proxy Statement/Prospectus;
●	The Annual Report to shareholders of the Gurtin Funds for the fiscal year ended September 30, 2018 (Accession Number 0001435109-18-000632); and
●	The Semi-Annual Report to shareholders of the Gurtin Funds for the fiscal period ended March 31, 2018 (Accession Number 0001435109-18-000365).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and the rules, regulations and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

The Board of Trustees of Forum Funds II knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy card(s) to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

TABLE OF CONTENTS

PROPOSAL 1 — APPROVAL OF THE REORGANIZATION AGREEMENT		1

Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin California Municipal Intermediate Value Fund into PIMCO Gurtin California Municipal Intermediate Value Fund	5

Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin California Municipal Opportunistic Value Fund into PIMCO Gurtin California Municipal Opportunistic Value Fund	16

Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin National Municipal Intermediate Value Fund into PIMCO Gurtin National Municipal Intermediate Value Fund	27

Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin National Municipal Opportunistic Value Fund into PIMCO Gurtin National Municipal Opportunistic Value Fund	37

Additional Information Regarding Proposal 1		48

PROPOSAL 2 – APPROVAL OF A PROPOSED INVESTMENT ADVISORY AGREEMENT FOR THE GURTIN FUNDS		55

Additional Information Regarding Proposal 2		62

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS		63

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION		A-1

APPENDIX B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS		B-1

APPENDIX C - SERVICE PROVIDERS		C-1

APPENDIX D - PRINCIPAL RISKS FOR THE GURTIN FUNDS		D-1

APPENDIX E - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS		E-1

APPENDIX F - FORM OF INVESTMENT ADVISORY AGREEMENT WITH GURTIN FIXED INCOME MANAGEMENT, LLC DBA GURTIN MUNICIPAL BOND MANAGEMENT		F-1

APPENDIX G - INVESTMENT RESTRICTIONS		G-1

v

PROPOSAL 1 — APPROVAL OF THE REORGANIZATION AGREEMENT

Background

The Target Funds are series of Forum Funds II, a Delaware statutory trust. Gurtin is the investment adviser to each Target Fund. The Acquiring Funds are series of PIMCO Funds, a Massachusetts business trust. Pacific Investment Management Company, LLC (“PIMCO”) is the investment adviser, and Gurtin is the sub-adviser, to each Acquiring Fund. Each Acquiring Fund is a newly created series of PIMCO Funds that was created specifically for the purpose of acquiring the assets and assuming the known and existing liabilities of its corresponding Target Fund. The Acquiring Funds will not commence operations until the date the applicable Reorganization is effected and will have the same portfolio management team as the corresponding Target Fund.

As sub-adviser to the Acquiring Funds, Gurtin is responsible for providing, subject to the supervision of PIMCO, investment advisory services to each Acquiring Fund, including the management of each Acquiring Fund’s investment portfolio. PIMCO is responsible for managing the investment activities of the Acquiring Funds and the Acquiring Funds’ business affairs and other administrative matters.

As further discussed below, each Acquiring Fund has a substantively identical investment objective as its corresponding Target Fund and will operate pursuant to substantially similar investment strategies and policies and be subject to substantially similar principal investment risks as its corresponding Target Fund. It is anticipated that, while the total annual fund operating expenses before any fee waiver and/or expense reimbursement (i.e., on a gross basis) of each Acquiring Fund’s Institutional Class shares will be equal to or lower than those of its corresponding Target Fund’s Institutional Class shares, the total annual fund operating expenses after fee waiver and/or expense reimbursement (i.e., on a net basis) of each Acquiring Fund’s Institutional Class shares will be equal to those of its corresponding Target Fund’s Institutional Class shares under the terms of a fee waiver arrangement with PIMCO through July 31, 2021. An Acquiring Fund’s Institutional Class shares may experience higher net expenses after such date if this arrangement is not continued.

The Board of Trustees of Forum Funds II (“Gurtin Funds Board”) considered and approved, and recommends that shareholders of the Target Funds approve (i.e., vote FOR), the Reorganizations. The 1940 Act requires that each Reorganization be approved by a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of each applicable Target Fund for the Reorganization to be effected.

The Reorganizations

The Gurtin Funds Board, including the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) the 1940 Act) of Forum Funds II (“Gurtin Funds Independent Trustees”), has unanimously approved each Reorganization and recommends that shareholders vote FOR Proposal 1. Subject to approval by shareholders of the applicable Target Fund, the Agreement and Plan of Reorganization (“Reorganization Agreement”) provides for:

●	the transfer of all of the assets of each Target Fund to its corresponding Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund;

●	the assumption by each Acquiring Fund of the known and existing liabilities of its corresponding Target Fund;

●	the distribution of Institutional Class shares of each Acquiring Fund to the shareholders of its corresponding Target Fund; and

●	the complete liquidation of each Target Fund.

If shareholders of a Target Fund approve a Reorganization, it is currently expected to take place on or about March 15, 2019.

You will not incur fees or charges of any kind in connection with a Reorganization (i.e., front-end sales charges, contingent deferred sales charges or exchange or redemption fees).

The Target Funds have registered a class of shares other than Institutional Class shares, which are subject to different sales charges and distribution and shareholder servicing arrangements. The other class of shares registered by the Target Funds is not currently and has never been offered for sale. Institutional Class shares are the only shares of the Acquiring Funds and Target Funds that are involved in the Reorganizations.

Tax Considerations

Each Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not, and each Target Fund generally will not, recognize any gain or loss as a result of a Reorganization for U.S. federal income tax purposes. Each Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion and determine that a Reorganization does not qualify as a tax-free reorganization, and is thus taxable and the Target Funds and Target Fund shareholders, if any, would recognize gain or loss on the Reorganization. The Target Funds will be the accounting survivors of the Reorganizations.

Reasons for the Reorganizations

Gurtin recommended the Reorganizations to the Gurtin Funds Board because it believes the Reorganizations will benefit shareholders of the Target Funds by, among other things, offering continuity of investment personnel and the same principal investment strategies while also providing the reputation, financial strength, resources and operational oversight of PIMCO. The Reorganizations are part of a broader initiative to integrate the advisory businesses of Gurtin and PIMCO and Gurtin believes that the Reorganizations may result in improved operational efficiencies and opportunities for increased asset growth and improved economies of scale, over the long-term, as a result of enhanced distribution capabilities. Gurtin also recommended the Reorganizations because the anticipated net expense ratios for each Acquiring Fund’s Institutional Class shares, under the terms of a fee waiver arrangement with PIMCO through July 31, 2021, are equal to the current net expense ratios of the Target Fund’s Institutional Class shares, as shown in the Proxy Statement/Prospectus, and the Reorganizations are anticipated to qualify for federal income tax purposes as tax-free reorganizations.

Board Considerations

In approving the Reorganizations and recommending that shareholders vote FOR Proposal 1, the Gurtin Funds Board, including the Gurtin Funds Independent Trustees, determined that, based upon the factors summarized herein and other considerations deemed relevant to individual Trustees, participation in each Reorganization is in the best interests of each Target Fund and that the interests of each Target Fund’s shareholders will not be diluted as a result of a Reorganization. The Gurtin Funds Board considered and discussed matters relating to the Reorganizations at an in-person Board meeting held on September 13, 2018, and a special Board meeting held on November 14, 2018. The Gurtin Funds Board, including the Gurtin Funds Independent Trustees, unanimously approved the Reorganizations at the special Board meeting and recommends that shareholders vote FOR each Reorganization. The determination to approve each Reorganization was made on the basis of each Trustee’s judgment after consideration of all of the factors deemed relevant to each Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

The primary factors considered by the Gurtin Funds Board with regard to each Reorganization include the following:

At each of the Gurtin Funds Board meetings, Gurtin provided information to the Gurtin Funds Board about the Reorganizations, including information with respect to PIMCO, and, at the special Board meeting, Gurtin recommended that the Trustees approve the Reorganizations. The Trustees reviewed the Reorganizations with respect to the interests of the Target Funds and their shareholders. After careful consideration, the Trustees (including all of the Gurtin Funds Independent Trustees), determined that the Reorganizations would be in the best interests of each Target Fund and their shareholders, and unanimously approved the Reorganization Agreement.

In approving the proposed Reorganization Agreement, the Trustees (with the advice and assistance of independent counsel) also considered, among other things:

●

the expectation that the Reorganizations will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and that the Target Funds and their shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;

●	that the investment objective of each Target Fund and the corresponding Acquiring Fund are substantively identical and the investment strategies, policies and related risks are substantially similar;

●

that the investment adviser and portfolio managers of each Target Fund will continue as sub-adviser and portfolio managers of the Acquiring Funds, while also availing themselves of the reputation, financial strength, resources, distribution platform, and operational oversight of PIMCO;

●

that although the Acquiring Funds’ fees reflect a “unified fee” structure (consisting of an advisory fee and a supervisory and administrative fee), which is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party services and is expected to be less variable from year to year than a traditional mutual fund fee structure, the unified fee structure of the Acquiring Funds may not provide the same opportunities for economies of scale as the fee structure for the Gurtin Funds (notwithstanding that the unified fee provides certain inherent economies of scale by maintaining fixed fees over the applicable contract period even if a particular Acquiring Fund’s assets decline and/or its operating costs rise);

●

that each Acquiring Fund’s Total Annual Fund Operating Expenses is equal to or lower than its corresponding Target Fund’s Total Annual Fund Operating Expenses and that PIMCO has also contractually agreed through July 31, 2021 to reduce its advisory fee for each Acquiring Fund to ensure that that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement is equal to each corresponding Target Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement;

●	that the Reorganizations would allow the Target Fund shareholders to continue to invest in a mutual fund managed in substantially the same manner as the Target Fund if they wish to do so;

●	that the Reorganizations would not result in the dilution of shareholders’ interests;

●

that PIMCO and Gurtin, and not the Target Funds, will bear all costs of the Reorganizations, other than the Target Funds’ brokerage commission and other transaction costs, if any, which are expected by PIMCO and Gurtin to be immaterial;

●	that the Reorganizations will be submitted to the shareholders of the Target Funds for their approval;

●	that shareholders of the Target Funds who do not wish to become shareholders of the Acquiring Funds may redeem their Target Fund shares before the Reorganizations; and

●	that liquidation of the Target Funds would generally be a taxable event in which shareholders would recognize gain or loss on their investments for tax purposes.

The Gurtin Funds Board also considered that the proposed Reorganizations might provide certain benefits to Gurtin. These benefits include providing Gurtin with an opportunity to retain its assets under management in the Target Funds. In addition, in serving as sub-adviser rather than as investment adviser to the Acquiring Funds, Gurtin would have no required level of advisory fee waiver and/or expense reimbursement obligation to the Acquiring Funds.

After consideration of these and other factors it deemed appropriate, the Gurtin Funds Board determined that the Reorganizations as proposed by PIMCO and Gurtin are in the best interests of the Target Funds and would not dilute the interests of the Target Funds’ existing shareholders. The Gurtin Funds Board, including the Gurtin Funds Independent Trustees, unanimously approved the Reorganization of each Target Fund, subject to approval by its shareholders. The Gurtin Funds Board noted that if shareholders of a Target Fund do not approve the Reorganization, such Target Fund would not be reorganized into the corresponding Acquiring Fund and the Gurtin Funds Board would have to consider what steps to take, including potential liquidation of the Target Fund.

Shareholders of the Target Funds also may wish to take these factors into consideration when determining whether to vote FOR each Reorganization.

Gurtin Funds Board Recommendation

After careful consideration and upon recommendation of Gurtin, the Gurtin Funds Board recommends that you vote FOR each Reorganization.

The following is a comparison of certain features of each Target Fund and its corresponding Acquiring Fund, including, among other things, each Fund’s investment objective, fees and expenses, principal investment strategies, principal risks and performance.

Proposal 1(a)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin California Municipal Intermediate Value Fund into PIMCO Gurtin California Municipal Intermediate Value Fund

Comparison of Investment Objectives

As shown in the chart that follows, the Gurtin California Municipal Intermediate Value Fund and PIMCO Gurtin California Municipal Intermediate Value Fund have substantively identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The investment objective of the Gurtin California Municipal Intermediate Value Fund (the “Fund”) is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.	The Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended September 30, 2018. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the PIMCO Gurtin California Municipal Intermediate Value Fund after giving effect to the Reorganization. Shareholders of Gurtin California Municipal Intermediate Value Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Institutional Class shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Institutional Class		Acquiring Fund Pro Forma Institutional Class
Management Fees	0.35%		0.50%
Distribution and/or Service (12b-1) Fees	None		None
Other Expenses	0.27%		None
Total Annual Fund Operating Expenses	0.62%		0.50%
Fee Waiver and/or Expense Reimbursement	(0.23)%	(1)	(0.11)%	(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39%		0.39%

(1)

Gurtin has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 0.39% through February 1, 2020 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Gurtin Funds Board. Gurtin may be reimbursed by the Fund for fees waived and expenses reimbursed by Gurtin pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. If the Reorganization is effected, no recoupment will be sought from the Target Fund with respect to amounts waived by Gurtin pursuant to the Expense Cap prior to the Reorganization.

(2)

PIMCO has contractually agreed through July 31, 2021 to reduce its advisory fee by 0.11% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the Target Fund and the Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Funds, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$40	$175	$323	$752
Acquiring Fund (Pro Forma)	$40	$125	$245	$595

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, the Target Fund’s portfolio turnover rate was 10%. No portfolio turnover rate is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Both Funds invest primarily in securities and instruments the income from which is exempt from federal and California state income taxes. The differences between the principal investment strategies, as shown below, do not reflect a material difference in the manner in which each Fund is or will be managed, as applicable.

	Target Fund	Acquiring Fund
Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California so long as such securities are exempt from both federal and California state income taxes. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its internal credit	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the quality standards at the time of purchase (i.e., instruments that the Adviser has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”), or in the BBB rating category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”). Although ratings by credit rating agencies may be considered, the Adviser primarily relies on its internal

Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a

Target Fund	Acquiring Fund

research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund generally expects to maintain a portfolio with an overall weighted average maturity that ranges from 3 to 10 years. Investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its assets in other U.S government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles. These instruments do not count towards the 80% discussed above.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing research process to determine which municipal instruments it expects to have advantageous relative value characteristics, which the Adviser considers to be potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities as the Adviser deems appropriate to enhance portfolio performance.

portion of the Fund’s distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management (“Gurtin”), the Fund’s sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

Target Fund	Acquiring Fund
The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, Gurtin applies an ongoing research process to determine which municipal securities it expects to have advantageous relative value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund’s portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities as Gurtin deems appropriate to enhance portfolio performance or harvest tax losses.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Comparison of Principal Investment Risks

The principal risks associated with an investment in the Target Fund are substantially similar to the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

New/Small Fund Risk: the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations

General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors

Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states

Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds

Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable

Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax

Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability

U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons

(e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Income Risk: the risk that when interest rates fall, the Fund’s income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature

Extension Risk: the risk that if interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected receipt of principal on such callable fixed-income securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate

Prepayment Risk: the risk that prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ effective maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities

When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement

Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal

California and Single State Municipal Securities Risk: the risk that because the Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

An investment in PIMCO Gurtin California Municipal Intermediate Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. It is noted that each Acquiring Fund has a fundamental policy that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Acquiring Fund. The Target Funds do not disclose such a policy, but are similarly permitted to operate in this matter. Please see Appendix G for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix G. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The bar chart and table that follow provide some indication of the risks of investing in the Target Fund by showing changes in the performance of Institutional Class shares from year to year and by showing how the Target Fund’s average annual returns compare with those of two broad measures of market performance.

Annual Returns as of December 31

Institutional Shares

During the period shown, the highest return for a quarter was 2.00% for the quarter ended June 30, 2016, and the lowest return was -3.86% for the quarter ended December 31, 2016.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	Since Inception 12/07/15
Institutional Shares - Return Before Taxes	4.74%	2.05%
Institutional Shares - Return After Taxes on Distributions	4.69%	2.02%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.36%	1.88%
ICE BofAML Municipal Blended 85% Index (reflects no deduction for fees, expenses or taxes)	4.08%	2.17%
ICE BofAML 1-12 Year Municipal Index (reflects no deduction for fees, expenses or taxes)	3.21%	1.70%

ICE BofAML Municipal Blended 85% Index is a blend of 85% of The BofA Merrill Lynch 3-15 Year US Municipal Securities Index, a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to three years and less than twelve years, and 15% of The BofA Merrill Lynch 1-3 Year US Municipal Securities Index, a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to one year and less than three years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Gurtin California Municipal Intermediate Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investments in such accounts may be taxable upon withdrawal.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser(s)	Gurtin	PIMCO Gurtin (sub-adviser)
Advisory Fee (as a percentage of average daily net assets)	0.35%	0.30%*
Portfolio Managers	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal
Administrator	Atlantic Fund Administration, LLC	PIMCO (Supervisor and Administrator)

* PIMCO, not the Acquiring Fund, pays Gurtin a subadvisory fee of 0.17% from PIMCO’s own resources. Such resources may include, but are not limited to, the advisory fees paid to PIMCO under the Acquiring Funds’ investment advisory agreements. The subadvisory fee is not an expense paid by the Acquiring Fund.

The Acquiring Fund pays a combined supervisory and administrative fee of 0.20%. For the fiscal year ended September 30, 2018, the Target Fund paid an administration fee of 0.078%. Please refer to the Annual Fund Operating Expenses table above for comparative information about the gross and net expenses of each Fund’s Institutional Class shares. Please also refer to discussions elsewhere in this Proxy Statement/Prospectus regarding the Acquiring Fund’s “unified fee” structure, which is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party services.

The Acquiring Fund has the same portfolio management team as the Target Fund. For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 15, 2018, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund — Institutional Class	$58,941,869.95	$10.04	5,868,809.151
Acquiring Fund — Institutional Class	N/A	N/A	N/A
Adjustments	—	—	—
Acquiring Fund — Institutional Class (pro forma)	$58,941,869.95	$10.04	5,868,809.151

Additional Information about the Reorganization

Please refer to “Additional Information Regarding Proposal 1” below for more information about the Reorganization, including information with respect to the rights of shareholders, purchase, exchange and redemption policies, distribution arrangements, dividends and other distributions, the Reorganization Agreement and expenses of the Reorganization.

Proposal 1(b)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin California Municipal Opportunistic Value Fund into PIMCO Gurtin California Municipal Opportunistic Value Fund

Comparison of Investment Objectives

As shown in the chart that follows, the Gurtin California Municipal Opportunistic Value Fund and PIMCO Gurtin California Municipal Opportunistic Value Fund have substantively identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The investment objective of the Gurtin California Municipal Opportunistic Value Fund (the “Fund”) is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.	The Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended September 30, 2018. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the PIMCO Gurtin California Municipal Opportunistic Value Fund after giving effect to the Reorganization. Shareholders of Gurtin California Municipal Opportunistic Value Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Institutional Class shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Institutional Class		Acquiring Fund Pro Forma Institutional Class
Management Fees	0.45%		0.63%
Distribution and/or Service (12b-1) Fees	None		None
Other Expenses	0.18%		None
Total Annual Fund Operating Expenses	0.63%		0.63%
Fee Waiver and/or Expense Reimbursement	(0.03)%	(1)	(0.03)%	(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.60%

(1)

Gurtin has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 0.60% through February 1, 2020 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Gurtin Funds Board. Gurtin may be reimbursed by the Fund for fees waived and expenses reimbursed by Gurtin pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. If the Reorganization is effected, no recoupment will be sought from the Target Fund with respect to amounts waived by Gurtin pursuant to the Expense Cap prior to the Reorganization.

(2)

PIMCO has contractually agreed through July 31, 2021 to reduce its advisory fee by 0.03% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the Target Fund and the Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Funds, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$61	$199	$348	$783
Acquiring Fund (Pro Forma)	$61	$192	$342	$777

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, the Target Fund’s portfolio turnover rate was 59%. No portfolio turnover rate is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Both Funds invest primarily in municipal instruments the income from which is exempt from both federal and California state income taxes. The differences between the principal investment strategies, as shown below, do not reflect a material difference in the manner in which each Fund is or will be managed, as applicable.

	Target Fund	Acquiring Fund
Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal instruments the income from which is exempt from both	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for

Target Fund	Acquiring Fund
federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California so long as such securities are exempt from both federal and California state income taxes. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that the Adviser has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is	the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

assigned, to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”), or in the BBB rating category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”). Although ratings by credit rating agencies may be considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will only invest in instruments that meet its internal credit

Target Fund	Acquiring Fund

payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its assets in U.S government and agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles. These instruments do not count towards the 80% discussed above.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have absolute value characteristics, which the Adviser considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management (“Gurtin”), the Fund’s sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, Gurtin applies an ongoing research process to determine which municipal securities it expects to have absolute value characteristics, which Gurtin considers to be the potential to generate yield and

Target Fund	Acquiring Fund

preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund’s portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities opportunistically to enhance portfolio performance or harvest tax losses.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Comparison of Principal Investment Risks

The principal risks associated with an investment in the Target Fund are substantially similar to the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

New/Small Fund Risk: the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations

General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors

Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states

Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds

Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable

Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax

Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability

U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Income Risk: the risk that when interest rates fall, the Fund’s income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature

Extension Risk: the risk that if interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected receipt of principal on such callable fixed-income securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate

Prepayment Risk: the risk that prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ effective maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities

When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement

Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal

California and Single State Municipal Securities Risk: the risk that because the Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

An investment in PIMCO Gurtin California Municipal Opportunistic Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. It is noted that each Acquiring Fund has a fundamental policy that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Acquiring Fund. The Target Funds do not disclose such a policy, but are similarly permitted to operate in this matter. Please see Appendix G for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix G. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The bar chart and table that follow provide some indication of the risks of investing in the Target Fund by showing changes in the performance of Institutional Class shares from year to year and by showing how the Target Fund’s average annual returns compare with those of two broad measures of market performance.

A privately offered fund managed by Gurtin and the Target Fund’s portfolio management team (“Predecessor Fund”) reorganized into the Target Fund as of the date the Target Fund commenced operations (on or about November 3, 2014). The Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Target Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Target Fund. The Predecessor Fund, however, was not registered as an investment company under the 1940 Act, and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Target Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Target Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Target Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Annual Returns as of December 31

Institutional Shares

During the period shown, the highest return for a quarter was 4.49% for the quarter ended June 30, 2011, and the lowest return was -1.84 % for the quarter ended December 31, 2016.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	5 Year	Since Inception 05/03/10
Institutional Shares - Return Before Taxes	3.46%	3.67%	4.55%
Institutional Shares - Return After Taxes on Distributions	3.34%	3.58%	4.49%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.73%	3.07%	3.73%
ICE BofAML Municipal Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	5.50%	3.23%	4.91%
ICE BofAML Municipal Blended Index (reflects no deduction for fees, expenses or taxes)	6.67%	3.53%	5.07%

ICE BofAML Municipal Miscellaneous Index 7-12 Years measures the performance of municipal securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Gurtin California Municipal Opportunistic Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investments in such accounts may be taxable upon withdrawal.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser(s)	Gurtin	PIMCO Gurtin (sub-adviser)
Advisory Fee (as a percentage of average daily net assets)	0.45%	0.40%*

	Target Fund	Acquiring Fund
Portfolio Managers	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal
Administrator	Atlantic Fund Administration, LLC	PIMCO (Supervisor and Administrator)

* PIMCO, not the Acquiring Fund, pays Gurtin a subadvisory fee of 0.23% from PIMCO’s own resources. Such resources may include, but are not limited to, the advisory fees paid to PIMCO under the Acquiring Funds’ investment advisory agreements. The subadvisory fee is not an expense paid by the Acquiring Fund.

The Acquiring Fund pays a combined supervisory and administrative fee of 0.23%. For the fiscal year ended September 30, 2018, the Target Fund paid an administration fee of 0.051%. Please refer to the Annual Fund Operating Expenses table above for comparative information about the gross and net expenses of each Fund’s Institutional Class shares. Please also refer to discussions elsewhere in this Proxy Statement/Prospectus regarding the Acquiring Fund’s “unified fee” structure, which is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party services.

The Acquiring Fund has the same portfolio management team as the Target Fund. For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 15, 2018, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund — Institutional Class	$225,024,673.22	$10.01	22,484,483.71
Acquiring Fund — Institutional Class	N/A	N/A	N/A
Adjustments	—	—	—
Acquiring Fund — Institutional Class (pro forma)	$225,024,673.22	$10.01	22,484,483.71

Additional Information about the Reorganization

Please refer to “Additional Information Regarding Proposal 1” below for more information about the Reorganization, including information with respect to the rights of shareholders, purchase, exchange and redemption policies, distribution arrangements, dividends and other distributions, the Reorganization Agreement and expenses of the Reorganization.

Proposal 1(c)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin National Municipal Intermediate Value Fund into PIMCO Gurtin National Municipal Intermediate Value Fund

Comparison of Investment Objectives

As shown in the chart that follows, the Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Intermediate Value Fund have substantively identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The investment objective of the Gurtin National Municipal Intermediate Value Fund (the “Fund”) is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.	The Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended September 30, 2018. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the PIMCO Gurtin National Municipal Intermediate Value Fund after giving effect to the Reorganization. Shareholders of Gurtin National Municipal Intermediate Value Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Institutional Class shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Institutional Class		Acquiring Fund Pro Forma Institutional Class
Management Fees	0.35%		0.50%
Distribution and/or Service (12b-1) Fees	None		None
Other Expenses	0.19%		None
Total Annual Fund Operating Expenses	0.54%		0.50%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(1)	(0.11)%	(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39%		0.39%

(1)

Gurtin has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 0.39% through February 1, 2020 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Gurtin Funds Board. Gurtin may be reimbursed by the Fund for fees waived and expenses reimbursed by Gurtin pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. If the Reorganization is effected, no recoupment will be sought from the Target Fund with respect to amounts waived by Gurtin pursuant to the Expense Cap prior to the Reorganization.

(2)

PIMCO has contractually agreed through July 31, 2021 to reduce its advisory fee by 0.11% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the Target Fund and the Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Funds, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$40	$158	$287	$663
Acquiring Fund (Pro Forma)	$40	$125	$245	$595

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, the Target Fund’s portfolio turnover rate was 15%. No portfolio turnover rate is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Both Funds invest primarily in securities and instruments the income from which is exempt from federal income tax. The differences between the principal investment strategies, as shown below, do not reflect a material difference in the manner in which each Fund is or will be managed, as applicable.

	Target Fund	Acquiring Fund
Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal income tax. This policy is a fundamental policy of the Fund and	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax

Target Fund	Acquiring Fund

may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that the Adviser has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”) or in the BBB rating category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”). Although ratings by credit rating agencies may be considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund generally expects to maintain a portfolio with an overall weighted average maturity that ranges from 3 to 10 years. Investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its assets in other U.S. government and agency securities, including Treasury

(“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management (“Gurtin”), the Fund’s sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality. As a result,

Target Fund	Acquiring Fund

bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles. These instruments do not count towards the 80% discussed above.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing research process to determine which municipal instruments it expects to have advantageous relative value characteristics, which the Adviser considers to be potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities as the Adviser deems appropriate to enhance portfolio performance.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in Municipal Bonds the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, Gurtin applies an ongoing research process to determine which Municipal Bonds it expects to have advantageous relative value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund’s portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities as Gurtin deems appropriate to enhance portfolio performance or harvest tax losses.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Comparison of Principal Investment Risks

The principal risks associated with an investment in the Target Fund are substantially similar to the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

New/Small Fund Risk: the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations

General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors

Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states

Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds

Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable

Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax

Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability

U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Income Risk: the risk that when interest rates fall, the Fund’s income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature

Extension Risk: the risk that if interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected receipt of principal on such callable fixed-income securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate

Prepayment Risk: the risk that prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ effective maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities

When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement

Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal

Single State Municipal Securities Risk: the risk that because the Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

An investment in PIMCO Gurtin National Municipal Intermediate Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. It is noted that each Acquiring Fund has a fundamental policy that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Acquiring Fund. The Target Funds do not disclose such a policy, but are similarly permitted to operate in this matter. Please see Appendix G for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix G. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The bar chart and table that follow provide some indication of the risks of investing in the Target Fund by showing changes in the performance of Institutional Class shares from year to year and by showing how the Target Fund’s average annual returns compare with those of two broad measures of market performance.

Annual Returns as of December 31

Institutional Shares

During the period shown, the highest return for a quarter was 2.17% for the quarter ended June 30, 2016, and the lowest return was -3.43% for the quarter ended December 31, 2016.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	Since Inception 12/01/15
Institutional Shares - Return Before Taxes	4.12%	2.00%
Institutional Shares - Return After Taxes on Distributions	4.11%	1.98%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.05%	1.86%
ICE BofAML Municipal Blended 85% Index (reflects no deduction for fees, expenses or taxes)	4.08%	2.15%
ICE BofAML 1-12 Year Municipal Index (reflects no deduction for fees, expenses or taxes)	3.21%	1.67%

ICE BofAML Municipal Blended 85% Index is a blend of 85% of The BofA Merrill Lynch 3-15 Year US Municipal Securities Index, a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to three years and less than twelve years, and 15% of The BofA Merrill Lynch 1-3 Year US Municipal Securities Index, a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to one year and less than three years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Gurtin National Municipal Intermediate Value Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investments in such accounts may be taxable upon withdrawal.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser(s)	Gurtin	PIMCO Gurtin (sub-adviser)
Advisory Fee (as a percentage of average daily net assets)	0.35%	0.30%*

	Target Fund	Acquiring Fund
Portfolio Managers	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal
Administrator	Atlantic Fund Administration, LLC	PIMCO (Supervisor and Administrator)

* PIMCO, not the Acquiring Fund, pays Gurtin a subadvisory fee of 0.17% from PIMCO’s own resources. Such resources may include, but are not limited to, the advisory fees paid to PIMCO under the Acquiring Funds’ investment advisory agreements. The subadvisory fee is not an expense paid by the Acquiring Fund.

The Acquiring Fund pays a combined supervisory and administrative fee of 0.20%. For the fiscal year ended September 30, 2018, the Target Fund paid an administration fee of 0.0783%. Please refer to the Annual Fund Operating Expenses table above for comparative information about the gross and net expenses of each Fund’s Institutional Class shares. Please also refer to discussions elsewhere in this Proxy Statement/Prospectus regarding the Acquiring Fund’s “unified fee” structure, which is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party services.

The Acquiring Fund has the same portfolio management team as the Target Fund. For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 15, 2018, and on a pro forma basis after giving effect to the Reorganization. The Acquiring Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund — Institutional Class	$151,112,304.77	$9.98	15,145,560.77
Acquiring Fund — Institutional Class	N/A	N/A	N/A
Adjustments	—	—	—
Acquiring Fund — Institutional Class (pro forma)	$151,112,304.77	$9.98	15,145,560.77

Additional Information about the Reorganization

Please refer to “Additional Information Regarding Proposal 1” below for more information about the Reorganization, including information with respect to the rights of shareholders, purchase, exchange and redemption policies, distribution arrangements, dividends and other distributions, the Reorganization Agreement and expenses of the Reorganization.

Proposal 1(d)	Approval of the Reorganization Agreement providing for the Reorganization of Gurtin National Municipal Opportunistic Value Fund into PIMCO Gurtin National Municipal Opportunistic Value Fund

Comparison of Investment Objectives

As shown in the chart that follows, the Gurtin National Municipal Opportunistic Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund have substantively identical investment objectives.

	Target Fund	Acquiring Fund
Investment Objective	The investment objective of the Gurtin National Municipal Opportunistic Value Fund (the “Fund”) is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.	The Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.

Each Fund’s investment objective may be changed by a vote of its board of trustees, without shareholder approval.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for the Target Fund is based on the fees and expenses incurred by the Target Fund during its fiscal year ended September 30, 2018. Pro forma fees and expenses of the Acquiring Fund are the estimated and hypothetical fees and expenses of the PIMCO Gurtin National Municipal Opportunistic Value Fund after giving effect to the Reorganization. Shareholders of Gurtin National Municipal Opportunistic Value Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Institutional Class shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Institutional Class		Acquiring Fund Pro Forma Institutional Class
Management Fees	0.45%		0.63%
Distribution and/or Service (12b-1) Fees	None		None
Other Expenses	0.20%		None
Total Annual Fund Operating Expenses	0.65%		0.63%
Fee Waiver and/or Expense Reimbursement	(0.05)%	(1)	(0.03)%	(2)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%		0.60%

(1)

Gurtin has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 0.60% through February 1, 2020 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Gurtin Funds Board. Gurtin may be reimbursed by the Fund for fees waived and expenses reimbursed by Gurtin pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. If the Reorganization is effected, no recoupment will be sought from the Target Fund with respect to amounts waived by Gurtin pursuant to the Expense Cap prior to the Reorganization.

(2)

PIMCO has contractually agreed through July 31, 2021 to reduce its advisory fee by 0.03% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the Target Fund and the Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class shares of the Funds, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund	$61	$203	$357	$806
Acquiring Fund (Pro Forma)	$61	$192	$342	$777

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect a Fund’s performance. During the fiscal year ended September 30, 2018, the Target Fund’s portfolio turnover rate was 46%. No portfolio turnover rate is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations.

Comparison of Principal Investment Strategies

The Funds have substantially similar principal investment strategies. Both Funds invest primarily in U.S. municipal instruments the income from which is exempt from federal income tax. The differences between the principal investment strategies, as shown below, do not reflect a material difference in the manner in which each Fund is or will be managed, as applicable.

	Target Fund	Acquiring Fund
Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its

Target Fund	Acquiring Fund
purposes) in U.S. municipal instruments the income from which is exempt from federal income tax. This policy is a fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding shares of the Fund. For shareholders subject to the alternative minimum tax, a portion of the Fund’s distributions may not be exempt from federal income tax. In addition, the Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that the Adviser has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of at least equivalent quality as obligations that are rated in the Baa rating category or above by Moody’s Investors Services, Inc. (“Moody’s”) or in the BBB rating assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s category or above by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”). Although ratings by credit rating agencies may be considered, the Adviser primarily relies on its internal research and the ratings it assigns to particular obligors of municipal obligations when assessing an obligor’s credit quality.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued basis. The Fund may, at times, invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its assets in U.S. government and distribution may be subject to federal income tax. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will only invest in instruments that meet its internal credit quality standards at the time of purchase (i.e., instruments that Gurtin Municipal Bond Management (“Gurtin”), the Fund’s sub-adviser, has determined, irrespective of any assigned rating by an external credit rating agency or whether a rating is assigned, to be of investment grade quality. Although ratings by credit rating agencies may be considered, Gurtin primarily relies on its internal research and the ratings it assigns to particular obligors of

Target Fund	Acquiring Fund

agency securities, including Treasury bills, bonds, notes, and other obligations issued or guaranteed by the U.S. Treasury or its agencies or instrumentalities, and certain cash and cash equivalents, including cash sweep vehicles. These instruments do not count towards the 80% discussed above.

In selecting securities and obligations for the Fund’s portfolio, the Adviser applies an ongoing credit research process to determine which municipal instruments it expects to have absolute value characteristics, which the Adviser considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, the Adviser analyzes the Fund’s portfolio on an ongoing basis with a review of duration, security structure, yield curve positioning and sector risk. The Adviser generally sells securities due to credit deterioration and in response to client liquidity requests but will also sell securities opportunistically to enhance portfolio performance.

The Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may focus its assets in a limited number of obligors.

municipal obligations when assessing an obligor’s credit quality. As a result, it is possible that the Fund could invest in instruments that Gurtin considers investment grade that are rated below investment grade by an external credit rating agency.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in Municipal Bonds the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

In selecting securities and obligations for the Fund’s portfolio, Gurtin applies an ongoing research process to determine which Municipal Bonds it expects to have absolute value characteristics, which Gurtin considers to be the potential to generate yield and preserve capital without assuming undue risk. In addition, Gurtin analyzes the Fund’s portfolio on an ongoing basis with a review of credit quality, duration, security structure, yield curve positioning and sector risk. Gurtin generally sells securities due to credit deterioration and in response to shareholder liquidity requests but will also sell securities opportunistically to enhance portfolio performance or harvest tax losses.

Target Fund	Acquiring Fund
The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Comparison of Principal Investment Risks

The principal risks associated with an investment in the Target Fund are substantially similar to the principal risks associated with an investment in the Acquiring Fund. Although the principal investment risks are substantially similar, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The principal investment risks for the Acquiring Fund are summarized below. For the principal risks associated with an investment in the Target Fund, please consult Appendix D.

New/Small Fund Risk: the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies

Floating Rate Securities Risk: the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations

General Obligation Bond Risk: the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors

Lease Revenue Bond Risk: the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states

Revenue Bond Risk: the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds

Zero Coupon Bond Risk: the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable

Taxation Risk: the risk that to the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax

Tax-Exempt Status Risk: the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability

U.S. Treasury and Agency Securities Risk: the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Income Risk: the risk that when interest rates fall, the Fund’s income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature

Extension Risk: the risk that if interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected receipt of principal on such callable fixed-income securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate

Prepayment Risk: the risk that prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ effective maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities

When-Issued Securities Risk: the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement

Management Risk: the risk that the investment techniques and risk analyses applied by Gurtin will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Gurtin and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Municipal Instruments Risk: the risk that the Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal

Single State Municipal Securities Risk: the risk that because the Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely

Municipal Project-Specific Risk: the risk that the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

An investment in PIMCO Gurtin National Municipal Opportunistic Value Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Funds, meaning those policies that may not be changed without shareholder approval, are substantively similar. Although each Fund describes its fundamental investment restrictions differently in some respects, these differences do not reflect a material difference between how each Fund is (or will be) managed. It is noted that each Acquiring Fund has a fundamental policy that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Acquiring Fund. The Target Funds do not disclose such a policy, but are similarly permitted to operate in this matter. Please see Appendix G for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

Each Fund’s investment objective is a non-fundamental policy. The Target Fund does not have any additional non-fundamental policies or investment limitations. The Acquiring Fund’s additional non-fundamental investment restrictions are shown in Appendix G. The Acquiring Fund’s non-fundamental investment restrictions are not expected to result in any material difference between how each Fund is managed. Non-fundamental investment restrictions may be changed without shareholder approval.

Comparison of Performance

No performance information is included for the Acquiring Fund because the Acquiring Fund has not yet commenced investment operations. The Acquiring Fund will assume the performance history of the Target Fund at the closing of the Reorganization. Performance information for the Target Fund is presented below.

The bar chart and table that follow provide some indication of the risks of investing in the Target Fund by showing changes in the performance of Institutional Class shares from year to year and by showing how the Target Fund’s average annual returns compare with those of two broad measures of market performance.

A privately offered fund managed by Gurtin and the Target Fund’s portfolio management team (“Predecessor Fund”) reorganized into the Target Fund as of the date the Target Fund commenced operations (on or about November 3, 2014).

The Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Target Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Target Fund. The Predecessor Fund, however, was not registered as an investment company under the 1940 Act, and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

The Target Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Target Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Target Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Annual Returns as of December 31

Institutional Shares

During the period shown, the highest return for a quarter was 4.32% for the quarter ended June 30, 2011, and the lowest return was -1.26 % for the quarter ended December 31, 2016.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	5 Year	Since Inception 05/03/10
Institutional Shares - Return Before Taxes	3.63%	3.44%	4.38%
Institutional Shares - Return After Taxes on Distributions	3.52%	3.36%	4.33%
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.86%	2.89%	3.60%

ICE BofAML Municipal Miscellaneous Index 7-12 Years (reflects no deduction for fees, expenses or taxes)	5.50%	3.23%	4.91%

ICE BofAML Municipal Blended Index (reflects no deduction for fees, expenses or taxes)	6.67%	3.53%	5.07%

ICE BofAML Municipal Miscellaneous Index 7-12 Years measures the performance of municipal securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division’s index platform, thereby becoming the ICE BofAML index family.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Investments in such accounts may be taxable upon withdrawal.

Comparison of Management

The following table shows the management of the Funds.

	Target Fund	Acquiring Fund
Investment Adviser(s)	Gurtin	PIMCO Gurtin (sub-adviser)
Advisory Fee (as a percentage of average daily net assets)	0.45%	0.40%*
Portfolio Managers	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal	Bill Gurtin, Michael Johnson, Jim Grandinetti, Myles Grenier and Brian Hannibal
Administrator	Atlantic Fund Administration, LLC	PIMCO (Supervisor and Administrator)

* PIMCO, not the Acquiring Fund, pays Gurtin a subadvisory fee of 0.23% from PIMCO’s own resources. Such resources may include, but are not limited to, the advisory fees paid to PIMCO under the Acquiring Funds’ investment advisory agreements. The subadvisory fee is not an expense paid by the Acquiring Fund.

The Acquiring Fund pays a combined supervisory and administrative fee of 0.23%. For the fiscal year ended September 30, 2018, the Target Fund paid an administration fee of 0.0565%. Please refer to the Annual Fund Operating Expenses table above for comparative information about the gross and net expenses of each Fund’s Institutional Class shares. Please also refer to discussions elsewhere in this Proxy Statement/Prospectus regarding the Acquiring Fund’s “unified fee” structure, which is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party services.

The Acquiring Fund has the same portfolio management team as the Target Fund. For more information on each of the service providers and portfolio managers noted above, please see Appendix C.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each of the Funds as of December 15, 2018, and on a pro forma basis after giving effect to the Reorganization. The Acquiring

Fund was created specifically for the Reorganization and, therefore, is not expected to have any assets, other than possible nominal initial seed capital, prior to the Reorganization.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund — Institutional Class	$210,638,561.78	$10.03	20,999,927.818
Acquiring Fund — Institutional Class	N/A	N/A	N/A
Adjustments	—	—	—
Acquiring Fund — Institutional Class (pro forma)	$210,638,561.78	$10.03	20,999,927.818

Additional Information about the Reorganization

Please refer to “Additional Information Regarding Proposal 1” below for more information about the Reorganization, including information with respect to the rights of shareholders, purchase, exchange and redemption policies, distribution arrangements, dividends and other distributions, the Reorganization Agreement and expenses of the Reorganization.

Additional Information Regarding Proposal 1

Management Arrangements

The Gurtin Funds are advised by Gurtin. The Acquiring Funds are advised by PIMCO and sub-advised by Gurtin. As sub-adviser to the Acquiring Funds, Gurtin is responsible for providing, subject to the supervision of PIMCO, investment advisory services to each Acquiring Fund, including the management of each Acquiring Fund’s investment portfolio. PIMCO is responsible for managing the investment activities of the Acquiring Funds and the Acquiring Funds’ business affairs and other administrative matters.

Under the current investment advisory agreements between Gurtin and Forum Funds II (on behalf of each Gurtin Fund), each Gurtin Fund currently pays an advisory fee based on the average daily net assets of the respective Gurtin Fund to Gurtin to make investment decisions and for other advisory services. Gurtin has contractually agreed to waive its fees and/or reimburse Gurtin Fund expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to certain fixed amounts through at least February 1, 2020. The caps on expenses may only be raised or eliminated with the consent of the Gurtin Funds Board. In addition, each Gurtin Fund pays for services provided by various service providers such as the custodian and transfer agent pursuant to the terms of the contractual arrangements with the service providers. Each Gurtin Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Gurtin Funds and other series of Forum Funds II based upon methods approved by the Gurtin Funds Board.

The Acquiring Funds have a “unified fee” structure wherein each Acquiring Fund pays two fees to PIMCO in return for required services that PIMCO provides or arranges to provide for the Acquiring Fund. This unified fee structure is comprised of the investment advisory fee and supervisory and administrative fee, as described in each Acquiring Fund’s prospectus. Under the unified fee structure, PIMCO provides or procures advisory and supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Acquiring Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (and excluding taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). As such, the unified fee structure is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party provided services under a structure that is expected to be less variable from year to year than a traditional mutual fund fee structure. As noted above, PIMCO has contractually agreed through July 31, 2021, to reduce each Acquiring Fund’s advisory fee by a certain percentage of the average daily net assets of the Acquiring Fund.

Because of the unified fee structure of the Acquiring Funds, the total operating expense ratio (before any fee waivers or expense caps) of the Acquiring Funds is expected to be less variable from year to year than the Gurtin Funds’ total operating expense ratio (before any fee waivers or expense caps). However, the unified fee structure of the Acquiring Funds may not provide the same opportunities for shareholders to potentially realize lower fees and expenses over time as compared to the fee structure for the Gurtin Funds (notwithstanding that the unified fee protects shareholders from increasing fees and expenses by maintaining fixed fees over the applicable contract period even if a particular Acquiring Fund’s assets decline and/or its operating costs rise).

The total annual fund operating expenses after fee waiver and/or expense reimbursement of each Acquiring Fund’s Institutional Class shares are anticipated to be the same as those of its corresponding Target Fund’s Institutional Class shares for the duration of the applicable management fee waiver.

In addition, the Boards of Trustees of the Target Funds and Acquiring Funds differ.

The Reorganization Agreement

The terms and conditions under which each Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A. The Gurtin Funds Board and the Board of Trustees of PIMCO Funds have each approved the Reorganization Agreement.

The Reorganization Agreement provides for, as of the date that the Reorganization closes (the “Closing Date”), the transfer of all of the assets of each Target Fund in exchange solely for Institutional Class shares of beneficial interest of its corresponding Acquiring Fund and the assumption by such Acquiring Fund of all of its corresponding Target Fund’s known and existing liabilities (“Closing”). The Reorganization Agreement also provides for the distribution of Institutional Class shares of each Acquiring Fund to shareholders of its corresponding Target Fund. Each Target Fund will then be liquidated as soon as practicable. With respect to each Target Fund’s net asset value calculation for purposes of the Reorganization, the net asset value will be based on the valuation procedures described in the then-current prospectus and statement of additional information of the Acquiring Fund.

Each shareholder of Institutional Class shares of a Target Fund will hold, immediately after the Closing, the Institutional Class shares of such Target Fund’s corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Institutional Class shares of the Target Fund held by that shareholder as of the close of business on the Closing Date.

Each Reorganization is subject to approval of the shareholders by the applicable Target Fund, and various other conditions, including (i) each Fund’s receipt of an opinion from the law firm of Dechert LLP to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes, (ii) the receipt of all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by PIMCO Funds or Forum Funds II to permit consummation, in all material respects, of the Reorganization and (iii) the effectiveness of this Proxy Statement/Prospectus under applicable law and the absence of any stop order suspending or delaying the effectiveness of this Proxy Statement/Prospectus. In addition, each of Forum Funds II and PIMCO Funds has made certain representations and warranties to each other relating to the Target Funds and Acquiring Funds, respectively.

The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds set forth in the Reorganization Agreement.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

PIMCO and Gurtin will bear all costs associated with the Reorganizations. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any direct costs arising in connection with the transactions contemplated by the Reorganization Agreement, other than brokerage commissions and other transaction costs incurred by a Fund, which will be borne by such Fund and, if any, are expected by PIMCO and Gurtin to be immaterial. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Meeting. The expenses of the Reorganization are estimated to be approximately $120,000 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

As discussed above, each Target Fund has substantially similar principal investment strategies as its corresponding Acquiring Fund. As a result, Gurtin does not anticipate that it will need to sell a significant portion of any Target Fund’s holdings if the Reorganization is approved by shareholders. If any of a Target Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales may be invested in securities that are anticipated to facilitate the Reorganization or in temporary investments, which will be delivered to such Acquiring Fund at the Closing Date.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Target Fund and its corresponding Acquiring Fund will receive an opinion from Dechert LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

●

The Reorganization will constitute a “reorganization” under Section 368(a)1)(F) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

●

Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Target Fund upon (i) the transfer of all its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the known and existing liabilities of the Target Fund or (ii) the distribution of shares of the Acquiring Fund by the Target Fund to its shareholders in liquidation, except that the Target Fund may be required to recognize gain or loss with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

●

Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all known and existing liabilities of the Target Fund;

●

Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the distribution to them by the Target Fund of the shares of the Acquiring Fund in exchange for their shares of the Target Fund;

●	Under Section 358 of the Code, the basis of shares of the Acquiring Fund received by shareholders of the Target Fund will be the same as the basis of the Target Fund shares exchanged therefor;

●

Under Section 362(b) of the Code, the basis of the Target Fund’s assets received by the Acquiring Fund will be the same in the hands of the Acquiring Fund as the basis of such assets in the hands of the Target Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in the second bullet point above;

●

Under Section 1223(1) of the Code, each shareholder’s holding period in the shares of the Acquiring Fund will be determined by including the period for which the shareholder held the shares of the Target Fund exchanged therefor, provided that the shareholder held such shares of the Target Fund as a capital asset at the time of the exchange;

●

Under Section 1223(2) of the Code, the holding period of an Acquiring Fund with respect to the Target Fund’s assets, other than any asset with respect to which gain or loss is required to be recognized as described in the second bullet point above, will include the period for which the Target Fund’s assets were held by the Target Fund; and

●

The Acquiring Fund will succeed to and take into account those tax attributes of the Target Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

●

The consummation of the Reorganization will not terminate the taxable year of the Target Fund for federal income tax purposes, aside from any elective change in the taxable year of the Acquiring Fund. The part of the taxable year of the Target Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

The opinion will be based on certain factual certifications made by the officers of the Target Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Dechert LLP’s opinion, which therefore cannot be free from doubt.

Opinion of counsel is not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Target Fund shares and the fair market value of the shares of the Acquiring Fund he or she received. Shareholders of a Target Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of a Target Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganization.

Organization

Each Gurtin Fund is organized as a separate series of Forum Funds II, an open-end management investment company established under Delaware law as a Delaware statutory trust. Forum Funds II is governed by a board of trustees consisting of five members. For more information on the history of Forum Funds II, see the Statement of Additional Information of the Gurtin Funds, dated February 1, 2018 (as may be supplemented from time to time).

Each Acquiring Fund is organized as a separate series of PIMCO Funds, an open-end management investment company organized as a Massachusetts business trust. PIMCO Funds is governed by a board of trustees consisting of eight members. For more information on the history of PIMCO Funds, see the Statement of Additional Information of the Acquiring Funds, dated January 2, 2019 (as may be supplemented from time to time).

Rights of Shareholders

The below table summarizes the notable rights of shareholders of the Target Funds and the Acquiring Funds. Although the governing instruments have certain similar provisions and the statutory trust law of Delaware and business trust law of Massachusetts are similar in certain respects, there are differences that might impact how a Fund is governed. Generally, there is more certainty regarding Delaware statutory trusts than Massachusetts business trusts under Delaware’s and Massachusetts’ respective statutes, rules and case law. Under Delaware law, shareholders of a statutory trust are not subject to personal liability for the obligations of the trust. Under Massachusetts law, a shareholder of a business trust could, under certain circumstances, be held personally liable for the obligations of the trust; however, the PIMCO Funds’ Declaration of Trust expressly states that shareholders shall not be personally liable for the obligations of the PIMCO Funds.

Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

	Target Funds	Acquiring Funds
Voting Rights	Shareholders have power to vote only with respect to (a) the election of Trustees as required by law, (b) the removal of Trustees, (c) any investment advisory or services contract, (d) the amendment of the Forum Funds II Trust Instrument, and (e) such additional matters relating to Forum Funds II to the extent required by law, the Forum Funds II Trust Instrument or the	Shareholders have power to vote only (i) for the election of Trustees; (ii) for the removal of Trustees; (iii) with respect to termination of PIMCO Funds; (iv) with respect to certain amendments of PIMCO Funds’ Declaration of Trust; (v) to the same extent as the stockholders of Massachusetts business corporation as to whether or not a court action,

	Target Funds	Acquiring Funds
By-laws or any registration of Forum Funds II with the SEC or any state, or as the Trustees may consider desirable.

proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of PIMCO Funds or any series or class thereof or the shareholders; and (vi) with respect to such additional matters relating to PIMCO Funds as may be required by PIMCO Funds’ governing documents or as the Trustees may consider necessary or desirable.

Shareholder Quorum

A quorum for the transaction of business at a shareholders’ meeting with respect to a series or class, or with respect to Forum Funds II, as applicable, shall be, respectively, with respect to any series or class that is listed on an Exchange one-third of the outstanding shares of such series or class and with respect to any series or class that is not listed on an Exchange one tenth of the outstanding shares of such series or class, or one-third of the outstanding shares of Forum Funds II, entitled to vote in person or by proxy.

The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any shareholder meeting.
Election of Trustees	A plurality of such outstanding shares shall elect a Trustee.	Trustees elected by shareholders are elected by a plurality vote.
Removal of Trustees	Any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.	Any Trustee may be removed at any shareholder meeting by a two-thirds vote of shareholders.
Amendments to the Declaration of Trust

Any amendment that is submitted to shareholders, which the Trustees determine would affect the shareholders of a particular series or class, shall be authorized by vote of the shareholders of such series or class, and no vote shall be required of shareholders of any series or class not affected.

PIMCO Funds’ Declaration of Trust may be amended by a majority vote of shareholders.
Approval of a Consolidation or Merger	A majority of the Trustees may provide for the taking of any reorganization including, without limitation: the sale, lease, exchange, transfer, pledge or other disposition of all or substantially all of the assets of Forum Funds II or assets belonging to any affected series	PIMCO Funds’ or any series or class thereof may merge or consolidate with any other corporation, association, trust or other organization upon such terms and conditions and for such consideration when and as authorized

	Target Funds	Acquiring Funds

to any person, including another series or another entity that is an open-end investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration, which may include the assumption of all outstanding taxes and other liabilities, accrued or contingent, of Forum Funds II or any affected series, and that may include shares of or interests in such series, entity or series thereof.

by an instrument in writing signed by a majority of the Trustees.
Termination of a Fund	A majority of the Trustees may provide for the termination of a series.	PIMCO Funds or any series thereof may be terminated by a majority vote of the shareholders of PIMCO Funds or such series entitled to vote

Dividends and Other Distributions

The Target Funds declare dividends from net investment income daily and pay dividends monthly. The Target Funds will distribute any net capital gains realized by a Target Fund at least annually.

The Acquiring Funds declare dividends from net investment income daily and pay dividends monthly. The Acquiring Funds will distribute any net capital gains realized by an Acquiring Fund at least annually.

Purchase, Exchange and Redemption Policies

The Acquiring Funds’ policies for buying and redeeming shares of each Acquiring Fund are generally similar to the corresponding policies of the Target Funds. Shareholders of the Target Funds and the Acquiring Funds are not subject to a redemption fee. Exchanges of shares among the Acquiring Funds, or between the Acquiring Funds and other series of the PIMCO Funds or PIMCO Equity Series, are not permitted. For more information on these policies, please see Appendix B.

Distribution Arrangements

Foreside Fund Services, LLC serves as distributor and principal underwriter for shares of the Target Funds and is located at Three Canal Plaza, Portland, Maine 04101.

PIMCO Investments LLC is the principal underwriter and distributor for shares of the Acquiring Funds and is located at 1633 Broadway, New York, NY 10019.

None of the Funds have adopted a distribution and/or shareholder servicing plan with respect to Institutional Class shares.

PROPOSAL 2 – APPROVAL OF A PROPOSED INVESTMENT ADVISORY AGREEMENT FOR THE GURTIN FUNDS

Background

Shareholders of each Target Fund are being asked to approve the proposed investment advisory agreement between Forum Funds II, on behalf of such Target Fund, and Gurtin (the “Proposed Advisory Agreement”), which is substantially identical to the applicable current investment advisory agreement between Forum Funds II, on behalf of such Target Fund, and Gurtin. Prior to the Adviser Acquisition, the Target Funds were advised by Gurtin pursuant to two Investment Advisory Agreements with Forum Funds II, an Investment Advisory Agreement dated October 24, 2014, with respect to the Gurtin California Municipal Opportunistic Value Fund and the Gurtin National Municipal Opportunistic Value Fund and an Investment Advisory Agreement dated October 28, 2015, with respect to the Gurtin California Municipal Intermediate Value Fund and the Gurtin National Municipal Intermediate Value Fund (each a “Current Advisory Agreement” and together, the “Current Advisory Agreements”). If the Reorganizations are approved by shareholders, the Proposed Advisory Agreement will only remain in effect until the closing of the Reorganizations.

Each Current Advisory Agreement, as required by Section 15 of the 1940 Act, provides for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). The consummation of the Adviser Acquisition resulted in an “assignment” of the Current Advisory Agreement, which caused the automatic termination of the Current Advisory Agreement, as required by its terms and the 1940 Act. The Adviser Acquisition closed on January 2, 2019. Shareholders of the Gurtin Funds are not being asked to vote on the Adviser Acquisition.

In anticipation of the Adviser Acquisition, and the resulting termination of each Current Advisory Agreement, the Gurtin Funds Board considered and approved an “interim” investment advisory agreement under which, effective as of the closing date of the Adviser Acquisition, Gurtin continues to advise each Gurtin Fund for a period of up to 150 days from such date in accordance with Rule 15a-4 under the 1940 Act (the “Interim Advisory Agreement”). The Interim Advisory Agreement did not require shareholder approval and it became effective as of the closing date of the Adviser Acquisition.

The Gurtin Funds Board also considered and approved, and recommends that shareholders of the Gurtin Funds approve, the Proposed Advisory Agreement (i.e., a non-interim investment advisory agreement). The 1940 Act requires that the Proposed Advisory Agreement be approved by a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of each Target Fund for it to become effective.

In the event a Reorganization is not approved or a Reorganization is not completed or is delayed until after the 150 day term of the Interim Advisory Agreement, Gurtin would continue to provide advisory services to the Gurtin Fund(s) under the Proposed Advisory Agreement (i.e., on a non-“interim” basis), if approved by shareholders.

Interim Advisory Agreement

At an in-person meeting held on September 13, 2018, the Gurtin Funds Board, including the Gurtin Funds Independent Trustees, unanimously approved the Interim Advisory Agreement in order to assure continuity of investment advisory services to the Target Funds after the Adviser Acquisition. The terms of the Interim Advisory Agreement are substantially identical to those of the Current Advisory Agreements and Proposed Advisory Agreement, except with respect to the effective date and duration of the agreements, termination provisions, and terms concerning escrow of Gurtin’s advisory fee under the Interim Advisor Agreement, as described below. The Interim Advisory Agreement will continue in effect for a term ending on the earlier of 150 days from the closing date of the Adviser Acquisition (absent regulatory relief), when shareholders approve the Proposed Advisory Agreement or the Closing Date of the Reorganizations.

Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by Gurtin under the Interim Advisory Agreement will be held in an interest-bearing escrow account. If shareholders of each Target Fund approve the Proposed Advisory Agreement by the end of the 150-day period after the effective date of the Interim Advisory Agreement, the amount held in the escrow account (including interest earned) under the Interim Advisory Agreement with respect to each such Gurtin Fund will be paid to Gurtin. If shareholders of a Target Fund do not approve the Proposed Advisory Agreement by the end of the 150- day period, the Gurtin Funds Board will take such action as it deems to be in the best interests of the Target Fund(s), and Gurtin will be paid out of the escrow account the lesser of its costs incurred in performing its duties under the Interim Advisory Agreement (plus interest earned on that amount while in escrow) or the total amount in the escrow account (plus interest earned on that amount while in escrow).

Comparison of Current Advisory Agreements and Proposed Advisory Agreement

The Current Advisory Agreements are dated as of November 3, 2014, with respect to Gurtin National Municipal Value Fund and Gurtin California Municipal Opportunistic Value Fund and as of October 28, 2015, with respect to Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Opportunistic Intermediate Value Fund. The Current Advisory Agreements were approved by the sole initial shareholder of each Target Fund on October 30, 2014, with respect to the Gurtin California Municipal Opportunistic Value Fund and the Gurtin National Municipal Opportunistic Value Fund and on November 25, 2015, with respect to the Gurtin California Municipal Intermediate Value Fund and the Gurtin National Municipal Intermediate Value Fund in connection with their initial approval, and their continuance was last approved by the Gurtin Funds Board at its in-person meeting held on June 15, 2018.

Under the Current Advisory Agreements, Gurtin furnishes, at its own expense, all services, facilities, and personnel necessary in connection with managing each Target Fund’s investments and effecting portfolio transactions for each Target Fund. Gurtin receives an advisory fee from the Target Funds at an annual rate equal to 0.45% of the average annual daily net assets of the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund and 0.35% of the average annual daily net assets of the Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund under the terms of the applicable Current Advisory Agreement. Gurtin has contractually agreed to waive its fee and/or reimburse expenses of the Target Funds to limit Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund Institutional Shares to 0.60% and of the Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund Institutional Shares to 0.39% through at least February 1, 2020 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Gurtin Funds Board. Gurtin may be reimbursed by a Target

Fund for fees waived and expenses reimbursed by Gurtin pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the relevant Expense Cap apply.

During the Target Funds’ fiscal year ended September 30, 2018, the Target Funds paid the following amounts, after applicable waivers and reimbursements, to Gurtin under the Current Advisory Agreement: Gurtin California Municipal Intermediate Value Fund - $128,097; Gurtin California Municipal Opportunistic Value Fund - $980,393; Gurtin National Municipal Intermediate Value Fund - $514,561; Gurtin National Municipal Opportunistic Value Fund - $692,771.

There are no differences between the terms of the Proposed Advisory Agreement and each of the Current Advisory Agreements, except for the dates of execution. There are no changes to the level of services that Gurtin is required to provide to the Target Funds or the fees payable to Gurtin by each Target Fund for those services.

The Proposed Advisory Agreement may remain in effect for an initial period of up to two years from the date of its effectiveness, and thereafter the Proposed Advisory Agreement must be approved at least annually by the Gurtin Funds Board or by vote of a majority of a Target Fund’s outstanding voting securities, and in either case by a majority of the trustees who are not parties to the Proposed Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party (other than as trustees of Forum Funds II). The Proposed Advisory Agreement is terminable without penalty by Forum Funds II with respect to the Target Funds on 60 days’ written notice when authorized either by vote of a majority of the outstanding voting securities of a Target Fund or by a majority vote of the Gurtin Funds Board, or by Gurtin on 60 days’ written notice to Forum Funds II. The Proposed Advisory Agreement would terminate immediately upon “assignment” (as defined in the 1940 Act).

Under the Proposed Advisory Agreement, Gurtin would not be liable for any mistake of judgment, mistake of law, or act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Proposed Advisory Agreement.

A form of the Proposed Advisory Agreement is attached as Appendix F.

Gurtin Funds Board Considerations

At the September 13, 2018 meeting (“September meeting”) of the Gurtin Funds Board, the Gurtin Funds Board, including the Gurtin Funds Independent Trustees, considered the approval of the Proposed Advisory Agreement between Forum Funds II, on behalf of each of the Gurtin Funds, and Gurtin with respect to the investment advisory services to be provided to the Gurtin Funds. The Proposed Advisory Agreement was being considered in connection with the anticipated termination of the Current Advisory Agreements between Forum Funds II and Gurtin due to the Adviser Acquisition, whereby PIMCO agreed to acquire 100% of the ownership interest in Gurtin, which was expected to close by the end of 2018 and would result in the assignment and automatic termination of the Current Advisory Agreements.

In preparation for its deliberations, the Gurtin Funds Board requested and reviewed written responses from Gurtin to a due diligence questionnaire circulated on the Gurtin Funds Board’s behalf concerning Gurtin’s personnel, operations, financial condition, performance, and services provided by Gurtin under the Current Advisory Agreements. The Gurtin Funds Board also discussed the materials with Fund counsel and, as necessary, with the Gurtin Funds’ administrator, Atlantic Fund Administration, LLC. During its deliberations, the Gurtin Funds Board received an oral presentation from Gurtin, and was assisted by the advice of Fund/Trustee counsel. In connection with its deliberations, the Gurtin Funds Board also considered the broad range of information relevant to the annual contract review that is provided to the Gurtin Funds Board (including its various standing committees) at meetings throughout the year, including investment performance reports, related portfolio information, and other periodic reports. The Gurtin Funds Board noted that the Current Advisory Agreements were most recently renewed at an in-person meeting of the Gurtin Funds Board held on June 15, 2018 (the “June meeting”).

At the September meeting, the Gurtin Funds Board reviewed, among other matters, the topics discussed below.

Nature, Extent & Quality of Services

Based on written materials received and the presentation from senior representatives of Gurtin regarding Gurtin’s operations, the Gurtin Funds Board considered the quality of services to be provided by Gurtin under the Proposed Advisory Agreement. In this regard, the Gurtin Funds Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at Gurtin who, under the Current Advisory Agreements, currently have, and under, the Proposed Advisory Agreement, would continue to have, principal responsibility for the Gurtin Funds. The Gurtin Funds Board also considered the investment philosophy and decision-making process of those professionals.

The Gurtin Funds Board considered also the adequacy of Gurtin’s resources. The Gurtin Funds Board noted Gurtin’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Gurtin Funds. Based on the presentation and the materials provided by Gurtin in connection with the Gurtin Funds Board’s consideration of the approval of the Proposed Advisory Agreement, the Gurtin Funds Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Gurtin Funds under the Proposed Advisory Agreement.

Performance

In connection with a presentation by Gurtin regarding its approach to managing the Gurtin Funds, the Gurtin Funds Board reviewed the performance of the Gurtin Funds compared to their respective benchmarks and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Gurtin Funds, as originally reviewed by the Gurtin Funds Board at the June meeting.

The Gurtin Funds Board observed that the Gurtin California Municipal Intermediate Value Fund outperformed its primary benchmark index, the Bank of America Merrill Lynch 1-12 Year Municipal Index, for the one-year period ended March 31, 2018. The Gurtin Funds Board observed that the Gurtin California Municipal Intermediate Value Fund outperformed the median of its Broadridge peers for the one-year period ended March 31, 2018. The Gurtin Funds Board noted Gurtin’s representation that the Broadridge peers were not believed to represent an optimal comparison due to Gurtin’s perceived differences in the investment objectives, average credit quality, duration, and maturity of the respective portfolios compared to the Gurtin California Municipal Intermediate Value Fund. At Gurtin’s request, the Gurtin Funds Board also compared the Gurtin California Municipal Intermediate Value Fund’s performance to that of a group of peer funds believed by Gurtin to be more representative of the Gurtin California Municipal Intermediate Value Fund (the “Comparable Funds”) and observed that the Gurtin California Municipal Intermediate Value Fund outperformed the average of its Comparable Funds for the one-year period ended March 31, 2018.

The Gurtin Funds Board observed that the Gurtin California Municipal Opportunistic Value Fund underperformed its primary benchmark index, the Bank of America Merrill Lynch Municipal Miscellaneous 7-12 Year Index, for the one- and three-year periods ended March 31, 2018, and outperformed the primary benchmark for the five-year period ended March 31, 2018. The Gurtin Funds Board observed that the Gurtin California Municipal Opportunistic Value Fund outperformed median of its Broadridge peer group for the one- and three-year periods ended March 31, 2018. The Gurtin Funds Board also observed that the Gurtin California Municipal Opportunistic Value Fund outperformed the average of the relevant Comparable Funds for the one- and three-year periods ended March 31, 2018, noting that there were not a significant number of California-specific funds to develop a fully representative peer group for the Gurtin California Municipal Opportunistic Value Fund. The Gurtin Funds Board noted Gurtin’s representation that the Gurtin California Municipal Opportunistic Value Fund’s underperformance over the short term relative to the benchmark could be attributed, in part, to a difficult investment environment marked by low yields, a flat yield curve, and tight spreads. The Gurtin Funds Board also noted Gurtin’s representation that the Gurtin California Municipal Opportunistic Value Fund’s performance had improved since the period end as a result of a rise in interest rates and new investment opportunities.

The Gurtin Funds Board observed that the Gurtin National Municipal Intermediate Value Fund outperformed the Bank of America Merrill Lynch 1-12 Municipal Index, the Gurtin National Municipal Intermediate Value Fund’s primary benchmark index, for the one-year period ended March 31, 2018. The Gurtin Funds Board observed that the Gurtin National Municipal Intermediate Value Fund underperformed the median of its Broadridge peers for the one-year period ended March 31, 2018. At the request of Gurtin, the Gurtin Funds Board considered the Gurtin National Municipal Intermediate Value Fund’s performance against that of its respective Comparable Funds and observed that the Gurtin National Municipal Intermediate Value Fund outperformed the average of the respective Comparable Funds for the one-year period ended March 31, 2018.

The Gurtin Funds Board observed that the Gurtin National Municipal Opportunistic Value Fund outperformed the Bank of America Merrill Lynch Municipal Miscellaneous 7-12 Index, the Fund’s primary benchmark index, for the one- and five-year periods ended March 31, 2018, while underperforming the primary benchmark for the three-year period ended March 31, 2018. The Gurtin Funds Board also observed that the Gurtin National Municipal Opportunistic Value Fund outperformed the median of its Broadridge peers for the one-year and three-year period ended March 31, 2018. At the request of Gurtin, the Gurtin Funds Board considered the Gurtin National Municipal Opportunistic Value Fund’s performance against that of its respective Comparable Funds and observed that the Gurtin National Municipal Opportunistic Value Fund outperformed the average of the respective Comparable Funds for the one-year period ended March 31, 2018.

Based on the foregoing and other relevant factors, the Gurtin Funds Board concluded that Gurtin’s management of each Gurtin Fund under the Proposed Advisory Agreement could benefit each Gurtin Fund and their respective shareholders.

Compensation

The Gurtin Funds Board evaluated Gurtin’s proposed compensation under the Proposed Advisory Agreement for providing advisory services to the Gurtin Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Gurtin Funds’ Broadridge peer groups, as originally reviewed by the Gurtin Funds Board at the June meeting. The Gurtin Funds Board recalled Gurtin’s representation that Gurtin did not believe the Broadridge peer groups to be ideal comparisons to the Gurtin Funds because of differing investment objectives, average credit quality, duration and maturity. At the request of Gurtin, the Gurtin Funds Board also compared the advisory fee rates and actual total expenses of each Gurtin Fund against those of a “Comparable Fund Group.” The Gurtin Funds Board also noted Gurtin’s representation that the advisory fee rates under the Proposed Advisory Agreement were materially identical to the advisory fee rate under the Current Advisory Agreements.

With respect to the Gurtin California Municipal Intermediate Value Fund, the Gurtin Funds Board observed that the actual advisory fee and actual total expense ratio were each less than the median of its Broadridge peers, and that the Gurtin California Municipal Intermediate Value Fund’s total expense ratio was also less than the average of the relevant Comparable Fund Group.

With respect to the Gurtin California Municipal Opportunistic Value Fund, the Gurtin Funds Board observed that the actual advisory fee and actual total expense ratio were each higher than the median of its Broadridge peers, but that the total expense ratio was less than the average of the relevant Comparable Fund Group. The Gurtin Funds Board noted Gurtin’s representation that the fees and expenses of the Gurtin California Municipal Opportunistic Value Fund were believed to be competitive and within a reasonable range of the peers.

With respect to the Gurtin National Municipal Intermediate Value Fund, the Gurtin Funds Board observed that the actual advisory fee and actual total expense ratio were each less than the median of its Broadridge peers, and that the Gurtin National Municipal Intermediate Value Fund’s total expense ratio was also less than the average of the relevant Comparable Fund Group.

With respect to the Gurtin National Municipal Opportunistic Value Fund, the Gurtin Funds Board observed that the actual advisory fee was less than the median of its Broadridge peers, but that the actual total expenses were higher than the median of its Broadridge peers and that the total expense ratio for the Gurtin National Municipal Opportunistic Value Fund was less than the average of the relevant Comparable Fund Group.

Based on the foregoing and other relevant considerations, the Gurtin Funds Board concluded that the advisory fees paid to Gurtin by the Gurtin Funds appeared to be reasonable in light of the nature, extent and quality of services provided by Gurtin.

Cost of Services and Profitability

The Gurtin Funds Board considered information provided by Gurtin regarding the costs of services and its profitability with respect to the Gurtin Funds. In this regard, the Gurtin Funds Board considered

Gurtin’s resources devoted to the Gurtin Funds, as well as Gurtin’s discussion of the aggregate costs and profitability of its mutual fund activity. The Gurtin Funds Board noted Gurtin’s representation that the advisory fee rates under the Proposed Advisory Agreement were materially identical to the advisory fee rates under the Current Agreements. The Gurtin Funds Board also noted Gurtin’s representation that profitability with respect to the Gurtin Funds was lower than anticipated due to the expenses associated with regulatory compliance and the large investments in systems, personnel, and infrastructure. Based on these and other applicable considerations, the Gurtin Funds Board concluded that Gurtin’s profits attributable to management of the Gurtin Funds did not appear unreasonably high in light of the nature, extent and quality of the services provided by Gurtin.

Economies of Scale

The Gurtin Funds Board considered whether the Gurtin Funds would benefit from any economies of scale under the Proposed Advisory Agreement. In this respect, the Gurtin Funds Board noted Gurtin’s representation that the Gurtin Funds may benefit from economies of scale as assets continue to grow but, in light of the cost of services and profitability discussion above, Gurtin believed that breakpoints in the advisory fee were not appropriate at this time. Based on the foregoing information and other relevant considerations, the Gurtin Funds Board concluded that economies of scale were not a factor in approving the Proposed Advisory Agreement.

Other Benefits

The Gurtin Funds Board noted Gurtin’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Gurtin Funds. Based on the foregoing representation, the Gurtin Funds Board concluded that other benefits received by Gurtin from its relationship with the Gurtin Funds were not a material factor in approving the Proposed Advisory Agreement.

Conclusion

The Gurtin Funds Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Gurtin Funds Board reviewed a memorandum from Fund/Trustee counsel discussing the legal standards applicable to its consideration of the Proposed Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Gurtin Funds Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Proposed Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Gurtin Funds Board considered relevant.

Section 15(f) of the 1940 Act

Gurtin (i.e., owners of the interests in Gurtin) received compensation from PIMCO in connection with the Adviser Acquisition, which involved the sale of interests in Gurtin to PIMCO and resulted in the “assignment” (as defined in the 1940 Act) of the Current Advisory Agreements. PIMCO and Gurtin intend for the Adviser Acquisition to come within the safe harbor provided by Section 15(f) of the 1940 Act, which permits an investment adviser of a registered investment company (or any affiliated persons of the investment adviser) to receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, the investment adviser that results in an “assignment” (as defined in the 1940 Act) of an investment advisory contract with such registered investment company, provided that two (2) conditions are satisfied.

First, an “unfair burden,” as that term is described in Section 15(f), must not be imposed on such registered investment company as a result of such transaction or any express or implied terms, conditions, or understandings relating to such transaction during the two-year period after the date on which any such transaction occurs. Neither PIMCO nor Gurtin is aware of any circumstances arising from the Adviser Acquisition that might result in the imposition of an “unfair burden” on the Gurtin Funds or the Acquiring Funds. PIMCO has committed that for a two-year period after the Adviser Acquisition that it will seek to ensure that there is not imposed an “unfair burden” on any of the Funds.

Second, during the three-year period after such transaction, at least 75% of the members of the investment company’s board of trustees may not be “interested persons” (as defined in the 1940 Act) of the investment adviser or its predecessor. The Board of Trustees of PIMCO Funds currently meets this requirement. PIMCO has agreed to seek to ensure that at all times at least 75% of the Trustees of PIMCO Funds are not “interested persons” (as defined in the 1940 Act) of PIMCO or Gurtin for the three-year period after the completion of the Adviser Acquisition.

Gurtin Funds Board Recommendation

The Gurtin Funds Board, including the Gurtin Funds Independent Trustees, unanimously recommends that shareholders vote FOR Proposal 2.

Additional Information Regarding Proposal 2

Additional information about Gurtin, including the name, address, and principal occupation of the principal executive officer and each director or general partner of Gurtin, is available in Appendix C, attached hereto.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

The Gurtin Funds Board is soliciting your vote on the proposals to be considered at the Meeting.

How to Vote on the Proposals

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Gurtin Funds Board to solicit your vote at the Meeting, which will be held at the offices of Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101 on February 15, 2019, at 10:00 a.m. Eastern Time.

You may vote in one of the following ways:

●	complete and sign the enclosed proxy card(s) and mail it to us in the prepaid return envelope (if mailed in the United States);
●	vote on the Internet at the website address listed on your proxy card(s);
●	call the toll-free number (888) 227-9349 to reach an automated touchtone voting line; or
●	call the toll-free number (866) 751-6310 to speak with a live operator Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern time.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later-dated proxy or a written notice of revocation to the Target Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each of Proposal 1 and Proposal 2.

Quorum

Only shareholders of record on November 30, 2018 (the “Record Date”) are entitled to receive notice of and to vote at the Meeting. Each whole share of a Target Fund held as of the Record Date is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The presence in person or by proxy of shareholders owning one-third of the outstanding shares of a Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Target Fund. Any lesser number shall be sufficient for adjournments.

Vote Required

Approval of each proposal will require the affirmative “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of each Target Fund entitled to vote at the Meeting. For this purpose, the term “vote of a majority of the outstanding securities” means the vote of the lesser of (1) 67% or more of the voting securities present at the Meeting, if more than 50% of the outstanding voting securities of a Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Target Fund.

If the shareholders of a Target Fund do not approve the Reorganization, then the Reorganization will not be implemented with respect to that Target Fund. In such case, the Gurtin Funds Board will consider what further actions to take with respect to each Target Fund whose shareholders did not approve the Reorganization, which may include the liquidation of one or more Target Funds.

Adjournments

A meeting of Target Fund shareholders may be adjourned one or more times for any reason. Any business that might have been transacted at the Meeting with respect to a Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Meeting with respect to each Target Fund may be adjourned from time to time by a majority of the votes of a Target Fund properly cast upon the question of adjourning the Meeting of the Target Fund to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice.

Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because each proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, Forum Funds does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions will have the effect of votes against each proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Meeting. The shareholders of each Target Fund entitled to receive notice of the Meeting and to vote, and the number of shares that may be voted, with respect to the Meeting or any adjournment thereof is determined as of the close of business on the Record Date. Forum Funds II expects that the solicitation of proxies will be primarily by mail and telephone. AST Fund Solutions LLC (“AST”) has been retained to provide proxy services, at an anticipated cost of approximately $21,571. PIMCO and Gurtin will bear all costs associated with the Meeting, including, but not limited to, proxy and proxy solicitation costs, printing costs, board fees relating to any special board meetings and legal fees. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any costs associated with the Meeting.

Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Meeting, either by providing written notice to the Trust, by submission of a later-dated, duly executed proxy or by voting in person at the Meeting. A prior proxy can also be revoked by proxy voting again through the toll-free number listed on the enclosed proxy card(s). If not so revoked, the votes will be cast at the Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy.

Voting Securities and Principal Holders

Shareholders of each Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the Target Fund at the Meeting. As of the Record Date, the Gurtin California Municipal Intermediate Value Fund had 5,872,833.54 shares outstanding and entitled to vote at the Meeting; the Gurtin California Municipal Opportunistic Value Fund had 22,790,452.34

shares outstanding and entitled to vote at the Meeting; the Gurtin National Municipal Intermediate Value Fund had 15,209,244.60 shares outstanding and entitled to vote at the Meeting; and the Gurtin National Municipal Opportunistic Value Fund had 20,853,783.56 shares outstanding and entitled to vote at the Meeting.

Appendix E lists persons who held of record or beneficially 5% or more of the outstanding shares of Target Fund as of the Record Date.

The Acquiring Funds did not have any shares outstanding as of the Record Date, because the Acquiring Funds had not yet commenced operations.

Interest of Certain Persons in the Reorganizations

Gurtin may be deemed to have an interest in the Reorganizations because it is a sub-adviser to each Acquiring Fund and will receive fees for its services as sub-adviser (which will be paid by PIMCO). Bill Gurtin, Michael Johnson, Myles Grenier, Jim Grandinetti and Brian Hannibal of Gurtin, each a portfolio manager of the Target Funds, may be deemed to have an interest in the Reorganizations because of their continued service as portfolio managers and continued receipt of compensation for managing the Acquiring Funds.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of [    ], 2019, by and between PIMCO Funds, a Massachusetts business trust with its principal place of business at 650 Newport Center Drive, Newport Beach, California 92660, on behalf of the series thereof listed on Exhibit A hereto (each series an “Acquiring Fund” and, collectively, the “Acquiring Funds”), and Forum Funds II, a Delaware statutory trust (“Forum Funds”) with its principal place of business at Three Canal Plaza, Suite 600, Portland, Maine 04101, on behalf of the series thereof listed on Exhibit A hereto (each series an “Acquired Fund” and, collectively, the “Acquired Funds”). Gurtin Fixed Income Management, LLC d/b/a Gurtin Municipal Bond Management, LLC (“Gurtin”) with its principal place of business at 440 Stevens Avenue, Suite 260, Solana Beach, CA 92075 has entered into this Agreement solely for purposes of Sections 2.4, 4.3 and 10.2, and Pacific Investment Management Company, LLC (“PIMCO”) with its principal place of business at 650 Newport Center Drive, Newport Beach, California 92660 has entered into this Agreement solely for purposes of Sections 2.4, 4.4 and 10.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Funds are made and shall be taken or undertaken by PIMCO Funds on behalf of the Acquiring Funds and all agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquired Funds are made and shall be taken or undertaken by Forum Funds on behalf of the Acquired Funds.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Subject to the terms and conditions set forth herein, each Reorganization (as defined below) will consist of the transfer of all of the property and assets of each Acquired Fund to its corresponding Acquiring Fund as set forth in Exhibit A hereto in exchange for Institutional Class Shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”), the assumption by each Acquiring Fund of all of the Liabilities (as defined in Section 1.3) of its corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares pro rata to the Institutional Class shareholders of the corresponding Acquired Fund followed as soon as practicable by the complete liquidation of the Acquired Fund (each such transaction a “Reorganization” and, collectively, the “Reorganizations”).

This Agreement provides for multiple Reorganizations, and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement. Each Acquired Fund and Forum Funds, acting for itself and on behalf of each Acquired Fund, and each corresponding Acquiring Fund and PIMCO Funds, acting for itself and on behalf of each corresponding Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party. Termination of this Agreement with respect to one or more Acquired Funds or Acquiring Funds shall not terminate this Agreement with respect to the remaining Acquired Funds and Acquiring Funds.

WHEREAS, the Trustees of Forum Funds have determined that the Reorganizations, with respect to the Acquired Funds, are in the best interests of the Acquired Funds’ shareholders and that the interests of the existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations; and

WHEREAS, the Trustees of PIMCO Funds have determined that the Reorganizations, with respect to the Acquiring Funds, are in the best interests of the Acquiring Funds and, there being no existing shareholders of the Acquiring Funds, that the Reorganizations will not result in dilution of the Acquiring Funds’ shareholders’ interests;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF ACQUIRED FUND LIABILITIES; LIQUIDATION OF EACH ACQUIRED FUND

   1.1.        Subject to any required approval of the Acquired Funds’ shareholders and the other terms and conditions hereinafter set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in Section 2.5), Forum Funds shall assign, deliver and otherwise transfer the Assets (as defined in Section 1.2) of each Acquired Fund to PIMCO Funds, on behalf of the corresponding Acquiring Fund. In exchange therefor, at the Effective Time, PIMCO Funds shall, on behalf of each Acquiring Fund, (i) deliver to Forum Funds that number of full and fractional (if any) Acquiring Fund Shares computed in the manner set forth in Section 2.3 and (ii) assume all of the Liabilities of each Acquired Fund on behalf of its corresponding Acquiring Fund, as set forth herein. Such transactions shall take place at the closing provided for in Section 3.1.

   1.2.        The assets of an Acquired Fund to be transferred to its corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all rights of the Acquired Fund, cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses owned by or otherwise shown as an asset on the books of the Acquired Fund or balance sheet of the Acquired Fund prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”).

   1.3.        An Acquired Fund will use commercially reasonable efforts to discharge all of its known and existing liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that were incurred in the ordinary course of business consistent with past practice. An Acquiring Fund shall assume all liabilities and obligations of any kind of its corresponding Acquired Fund that are known and existing at the Effective Time (collectively, the “Liabilities”).

   1.4.        At the Effective Time (or as soon thereafter as is reasonably practicable), Forum Funds, on behalf of each Acquired Fund, will distribute the corresponding Acquiring Fund Shares pro rata to the record holders of the Institutional Class Shares of such Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”). Such distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the applicable Acquired Fund on the books of such Acquiring Fund to open accounts on the share records of the Acquiring Fund (or its transfer agent) in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the applicable Acquired Fund (the “Acquired Fund Shares”) owned by such Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of an Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. An Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. As soon as reasonably practicable thereafter, the Acquired Funds will be liquidated, dissolved and otherwise terminated. Each Acquired Fund shall not conduct any business on and after the Closing Date (as defined in Section 3.1) except in connection with its satisfaction of any post-Reorganization obligations or liabilities pursuant to this Agreement or its dissolution, liquidation, and termination of its business.

   1.5.        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds’ transfer agent. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

   1.6.        Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns due, giving effect to extensions, relating to tax periods ending on or prior to the Closing Date (as defined in Section 3.1), or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund; provided, however, any tax returns of an Acquired Fund for a taxable year ending on or prior to the Closing Date shall be the responsibility of the Acquired Fund.

   1.7.        Forum Funds, on behalf of each Acquired Fund, will pay or cause to be paid to the corresponding Acquiring Fund any interest or dividends received on or after the Closing with respect to securities or other instruments transferred to the Acquiring Fund hereunder. Forum Funds will cause each Acquired Fund to transfer to its corresponding Acquiring Fund any distributions, rights, stock dividends or other securities or payments received or otherwise for any reason held in the name of the Acquired Fund after the Closing Date, as distributions on or with respect to the securities or other instruments transferred to its corresponding Acquiring Fund as appropriate. Such assets shall be deemed included in the Assets and shall not be separately valued, unless the securities are in respect of a distribution which shall have gone “ex” or are otherwise appropriate for valuation prior to the Effective Date, in which case any such distribution that remains unpaid or securities that remain held in the name of the Acquired Fund at the Closing shall be included in the determination of the value of the assets of each Acquired Fund acquired by its corresponding Acquiring Fund.

   1.8.        Forum Funds shall cause all books and records of each Acquired Fund to be available to its corresponding Acquiring Fund from and after the Closing Date and shall cause such books and records to be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	VALUATION

   2.1        The net asset value of Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectus and statement of additional information of the Acquiring Fund and as approved by the Board of Trustees of PIMCO Funds. Each Acquired Fund and its corresponding Acquiring Fund hereby agrees to cooperate with the other party in valuing the securities and other investments held by the Acquired Fund, as well as determining the amount of Liabilities, for purposes of the Reorganizations.

   2.2        With respect to each Reorganization, the net asset value of Acquiring Fund Shares shall be the same as the net asset value of the corresponding Acquired Fund Shares as computed in Section 2.1.

   2.3        The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with each Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

   2.4        All computations of value with respect to an Acquired Fund shall be made by Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) in its capacity as fund accountant for the Acquired Funds. All computations of value with respect to each Acquiring Fund shall be made by PIMCO in its capacity as adviser and administrator for the Acquiring Funds. All such computations shall be evaluated by PIMCO, in its capacity as adviser for the Acquiring Funds, in consultation with Gurtin, the adviser to the Acquired Funds. Such computations shall be subject to confirmation by the Acquired Funds’ and Acquiring Funds’ respective transfer agents and independent registered public accounting firms, as applicable.

   2.5        The Effective Time shall be the time at which the Acquired Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in Section 3.1) (the “Effective Time”).

3.	CLOSING AND CLOSING DATE

   3.1        The Reorganizations, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of PIMCO at or after 4:00 p.m. ET on or about [    ], 2019, or at such other place and/or on such other date and in such manner (including by telephone or e-mail) as to which the parties may agree, provided that Forum Funds, on behalf of each Acquired Fund, may delay the Closing upon prior written notice to PIMCO Funds if necessary to allow enough time for sufficient votes of an Acquired Fund’s shareholders to be obtained (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time, unless otherwise agreed to by the parties.

   3.2        MUFG Union Bank, N.A. (“MUFG”) is the custodian for each Acquired Fund. State Street Bank and Trust Company (“State Street”) is the custodian for each Acquiring Fund. Forum Funds, on behalf of each Acquired Fund, shall direct MUFG to transfer in proper form the Assets of each Acquired Fund to State Street, as of the Closing Date. Forum Funds shall instruct MUFG to present to each Acquiring Fund the portfolio securities and other assets of its corresponding Acquired Fund in the form of an asset list or other written instrument certified or signed by a duly authorized officer of MUFG for examination no later than three business days preceding the Closing Date. Such certified list or instrument shall state that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Except as otherwise agreed, those portfolio securities and other assets comprising the Assets shall be transferred and delivered as of the Closing Date by each Acquired Fund for the account of its corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Any of the Acquired Fund’s portfolio securities and instruments held in book entry form at a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), shall be delivered as of the Closing Date by book entry transfer in accordance with the customary practices of such depositories. Forum Funds shall direct MUFG to deliver cash of the Acquired Fund by wire transfer of available funds, or such other means as Forum Funds and PIMCO Funds may agree is appropriate, on the Closing Date. No later than one week after the Closing Date, Forum Funds shall also deliver a schedule of the tax basis of each Asset transferred by each Acquired Fund.

   3.3        With respect to each Reorganization, Forum Funds shall direct Atlantic Shareholder Services, LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver to PIMCO Funds or its transfer agent at the Closing a certificate of a duly authorized officer of the Transfer Agent stating that the Acquired Fund’s records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The corresponding Acquiring Fund shall issue and deliver to the Secretary of Forum Funds, on behalf of the Acquired Fund, prior to the Effective Time, a confirmation evidencing that the appropriate number of Acquiring Fund

Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund (or its transfer agent).

   3.4        In the event that at the Effective Time or immediately prior to the Closing Date, the NYSE or another primary trading market for portfolio securities or other assets of the Acquired Funds (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of PIMCO Funds or the Board of Trustees of Forum Funds, accurate appraisal of the value of the net assets of the Acquired Funds is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or until such day as the parties may mutually agree.

4.	REPRESENTATIONS AND WARRANTIES

   4.1        Except as has been fully disclosed to the Acquiring Funds in a written instrument executed by an officer of Forum Funds, Forum Funds, on behalf of the Acquired Funds, represents and warrants to PIMCO Funds, on behalf of the Acquiring Funds, as follows:

   (a)        Each Acquired Fund is a duly established series of Forum Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Trust Instrument, as may be amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

   (b)        Forum Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the current registration statement of each Acquired Fund under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect on the Closing Date.

   (c)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Forum Funds, on behalf of each Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws or any other law, rule or regulation.

   (d)        The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of each Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not, did not or will not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

   (e)        At the Effective Time, Forum Funds, on behalf of each Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens, security interest or other encumbrances, and upon delivery and payment for such Assets, PIMCO Funds, on behalf of each corresponding Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

   (f)        Forum Funds, on behalf of each Acquired Fund, is not engaged currently in, and the execution, delivery and performance of this Agreement will not result in, a violation of Delaware law or a material violation of its Trust Instrument, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Forum Funds, on behalf of an Acquired Fund, is a party or by which it is bound.

   (g)        The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Forum Funds, on behalf of an Acquired Fund, is a party or by which it is bound.

   (h)        All material contracts or other commitments of each Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

   (i)        Except as otherwise disclosed in writing to and accepted by PIMCO Funds, on behalf of an Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Forum Funds’ knowledge, threatened against an Acquired Fund or any of its property or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. Forum Funds, on behalf of the Acquired Funds, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects an Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

   (j)        Each Acquiring Fund has been furnished with its corresponding Acquired Fund’s annual report to shareholders for the fiscal year ended September 30, 2018, and its semi-annual report to shareholders for the fiscal period ended March 31, 2018.

   (k)        Each Acquiring Fund has been furnished with a statement of assets, liabilities and capital and a schedule of investments of its corresponding Acquired Fund as of [ ]. The Assets and Liabilities of each Acquired Fund and the net asset value of each Acquired Fund calculated as of the Closing Date will be true and correct and calculated in accordance with GAAP and Section 2 hereof.

   (l)        The financial statements, including the notes thereto, the financial highlights and the schedule of investments, of the Acquired Funds at September 30, 2018, have been audited by BBD, LLP, independent registered public accounting firm to Forum Funds, and are in accordance with GAAP consistently applied, and such financial statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of any Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

   (m)        The financial statements, including the notes thereto, the financial highlights and the schedule of investments, of the Acquired Funds at March 31, 2018, are in accordance with GAAP consistently applied, and such financial statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of any Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

   (n)        Since September 30, 2018, there has not been any material adverse change in any Acquired Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by PIMCO Funds, on behalf of the Acquiring Fund, in writing. For the purposes of this subsection (n), a decline in net asset value per share of Acquired Fund Shares as a result of declines in market values of securities held in the Acquired Fund’s portfolio, the discharge of such Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

   (o)        For each taxable year of each Acquired Fund since inception (in the case of the taxable year that includes the Closing Date, for that portion of such taxable year ending with the Closing Date), such Acquired Fund has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company (“RIC”), has been (or is expected to be) eligible to and has computed (or will compute) its U.S. federal income tax under Section 852 of the Code, and has (or will have) distributed substantially all of its investment company taxable income, net tax exempt income and net capital gain (in each case, as defined in the Code) required to be distributed by the Closing Date.

   (p)        At the Effective Time, all federal, state, local, foreign and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed or provided to the applicable recipient by the Closing Date, giving effect to extensions have been filed or provided and are or will be correct in all material respects, and all federal, state, local, foreign and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) have been paid or provision has been made for the payment thereof, and to the best of the knowledge of the Acquired Funds, no such return, form or report is currently under audit and no assessment has been asserted with respect to such returns, forms or reports.

   (q)        At the Effective Time, there are no audits, examinations, investigations or other proceedings pending or threatened by any taxing authority in writing with respect to such Acquired Fund, and no waivers or extensions of any statute of limitations have been granted or requested with respect to any Acquired Fund.

   (r)        At the Effective Time, no taxing authority with which any Acquired Fund does not file tax returns has claimed that such Acquired Fund is or may be subject to taxation by that taxing authority, and no taxing authority with which any Acquired Fund does not file a particular tax return has claimed that such Acquired Fund is or may be required to file such tax return. No issue has been raised by any tax authority in any prior examination of any Acquired Fund which, by application of the same or similar principles, could reasonably be expected to result in a material proposed deficiency for any subsequent taxable period. Schedule 4.1(r) lists (a) all jurisdictions in which each Acquired Fund pays taxes and/or has a duty to file tax returns and (b) all federal, state and franchise tax returns filed, by or on behalf of each Acquired Fund. Each Acquired Fund does not have, nor has any Acquired Fund ever had, a permanent establishment in any country other than the United States.

   (s)        All issued and outstanding shares of the Acquired Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Forum Funds and in each jurisdiction in which the Acquired Fund Shares have been offered and sold such shares have been offered and sold in compliance with applicable registration requirements (or exemptions therefrom) and state securities laws. All of the issued and outstanding shares of the Acquired Funds will, as of the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Funds, as provided in Section 3.3. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of such Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares.

   (t)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of Forum Funds (including the trustees who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of Forum Funds), on behalf of each Acquired Fund, and, subject to the approval of the shareholders of the Acquired Funds, this Agreement will constitute a valid and binding obligation of Forum Funds, on behalf of each Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

   (u)        The information to be furnished by the Acquired Funds for use in advertisements, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry

Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, shall be true, accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto and shall not omit to state any material fact necessary in order to make the information not misleading.

   (v)        The N-14 (as defined in Section 5.6), insofar as it relates to the Acquired Funds and the corresponding Acquired Fund Shares, will, from the effective date of the N-14 through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subsection (v) shall not apply to statements in or omissions from the N-14 made in reliance upon and in conformity with information that was furnished by the Acquiring Funds or PIMCO for use therein.

   (w)        For each year of each Acquired Fund’s operation since its inception and following an initial two-year term, each Acquired Fund’s investment advisory agreement with Gurtin (and any other investment adviser and/or sub-adviser) has been properly approved by the Board of Trustees of Forum Funds pursuant to Section 15 of the 1940 Act.

   (x)        Each Acquired Fund’s investment operations, from inception to the date hereof, have been (and will through the Closing Date be) in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Funds, as in effect from time to time.

   (y)        As soon as is reasonably practicable after the Reorganization, Forum Funds will ensure that each Acquired Fund is completely liquidated and that each Acquired Fund does not conduct any business on and after the Closing Date except in connection with its satisfaction of any post-Reorganization obligations or liabilities pursuant to this Agreement or its dissolution, liquidation, and termination of its business.

   4.2        Except as has been fully disclosed to the Acquired Funds in a written instrument executed by an officer of PIMCO Funds, PIMCO Funds, on behalf of the Acquiring Funds, represents and warrants to Forum Funds, on behalf of the Acquired Funds, as follows:

   (a)        Each Acquiring Fund is a duly established series of PIMCO Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may be amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

   (b)        PIMCO Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the current registration statement of each Acquiring Fund under the 1933 Act and the 1940 Act is in full force and effect, or is anticipated to be in full force and effect on the Closing Date.

   (c)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by PIMCO Funds, on behalf of each Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws or any other law, rule or regulation.

   (d)        The current prospectus, statement of additional information, marketing and other related materials of each Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not, did not or will not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subsection (d) shall not apply to statements in or omissions from the materials described in this subsection (d) made in reliance upon and in conformity with information that was furnished by an Acquired Fund or Gurtin for use therein.

   (e)        At the Effective Time, PIMCO Funds, on behalf of each Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, if any, free of any liens or other encumbrances.

   (f)        PIMCO Funds, on behalf of each Acquiring Fund, is not engaged currently in, and the execution, delivery and performance of this Agreement will not result in, a violation of Massachusetts law or a material violation of its Amended and Restated Declaration of Trust or Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which PIMCO Funds, on behalf of an Acquiring Fund, is a party or by which it is bound.

   (g)        The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which PIMCO Funds, on behalf of an Acquiring Fund, is a party or by which it is bound.

   (h)        Except as otherwise disclosed in writing to and accepted by Forum Funds, on behalf of an Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to PIMCO Funds’ knowledge, threatened against an Acquiring Fund or any of its property or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. PIMCO Funds, on behalf of the Acquiring Funds, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects an Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

   (i)        At the Effective Time, the Acquiring Funds will have no assets (other than any seed capital invested by PIMCO and/or its affiliates) and no liabilities. The Acquiring Funds have not commenced investment operations and will not commence investment operations until after the Effective Time.

   (j)        Each Acquiring Fund (i) will elect to be taxed as a RIC under Subchapter M of the Code for its taxable year that includes the Effective Time, and intends to qualify for such treatment in such taxable year and in subsequent taxable years and (ii) intends to be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Effective Time.

   (k)        The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of PIMCO Funds (including the trustees who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of PIMCO Funds), on behalf of each Acquiring Fund, and this Agreement will constitute a valid and binding obligation of PIMCO Funds, on behalf of each Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

   (l)        The Acquiring Fund Shares to be issued and delivered to each Acquired Fund pursuant to the terms of this Agreement will, at the Effective Time, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by PIMCO Funds, and will have been issued in every state and the District of Columbia in compliance in all material respects with applicable registration requirements (or exemption therefrom) and applicable securities laws. The Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of an Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Funds’ shares.

   (m)        The information to be furnished by the Acquiring Funds for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby, shall be true, accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto and shall not omit to state any material fact necessary in order to make the information not misleading.

   (n)        The N-14 (as defined in Section 5.6), insofar as it relates to the Acquiring Funds and the corresponding Acquiring Fund Shares, will, from the effective date of the N-14 through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subsection (n) shall not apply to statements in or omissions from the N-14 made in reliance upon and in conformity with information that was furnished by the Acquired Funds or Gurtin for use therein.

   (o)        The investment advisory agreement with PIMCO and the investment sub-advisory agreement with Gurtin with respect to each Acquiring Fund has been properly approved by the Board of Trustees of PIMCO Funds pursuant to Section 15 of the 1940 Act.

   4.3        Gurtin represents and warrants to PIMCO Funds, on behalf of the Acquiring Funds, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Gurtin, and this Agreement will constitute a valid and binding obligation of Gurtin, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles and that the execution, delivery and performance of this Agreement will not result in violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which Gurtin is a party or by which it is bound. Gurtin further represents and warrants that it is registered with the Commission as an investment adviser and serves as the investment adviser to the Acquired Funds.

   4.4        PIMCO represents and warrants to Forum Funds, on behalf of the Acquired Funds, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of PIMCO, and this Agreement will constitute a valid and binding obligation of PIMCO, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles and that the execution, delivery and performance of this Agreement will not result in violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which PIMCO is a party or by which it is bound. PIMCO further represents and warrants that it is registered with the Commission as an investment adviser and serves as the investment adviser to the Acquiring Funds.

5.	COVENANTS AND AGREEMENTS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

   5.1        Each Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to an Acquired Fund will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. Forum Funds covenants that upon reasonable notice, each Acquiring Fund’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary, in the sole and exclusive discretion of the Acquiring Funds’ officers, to maintain current knowledge of each Acquired Fund, its holdings and operations, and to ensure that the representations and warranties herein are accurate.

   5.2        Forum Funds will call a meeting of the shareholders of the Acquired Funds to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein and in the N-14 (as defined in Section 5.6 below).

   5.3        Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

   5.4        Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

   5.5        Subject to the provisions of this Agreement, the Acquiring Funds and the Acquired Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

   5.6        The Acquired Funds will provide the Acquiring Funds with information regarding the Acquired Funds, and the Acquiring Funds will provide the Acquired Funds with information regarding the Acquiring Funds, reasonably necessary for the preparation of the Combined Proxy Statement and Prospectus on Form N-14 (the “N-14”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Funds to consider approval of this Agreement and the transactions contemplated herein and the associated registration of shares of the Acquiring Funds.

   5.7        As soon as is reasonably practicable after the Closing of each Reorganization, the participating Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

   5.8        The Acquiring Funds and the Acquired Funds shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Articles VI and VII to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

   5.9        PIMCO Funds, on behalf of the Acquiring Funds, and Forum Funds, on behalf of the Acquired Funds, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) Forum Funds’, on behalf of the Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) PIMCO Funds’, on behalf of the Acquiring Funds, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

   5.10        The Acquiring Funds will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS

   6.1        The obligations of Forum Funds, on behalf of each Acquired Fund, to complete the transactions provided for herein shall be subject, at Forum Funds’ election, to the following conditions:

   (a)        All representations and warranties of PIMCO Funds, on behalf of the Acquiring Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time; and as of the Closing Date there shall be (i) no pending or threatened litigation brought by any person against the Acquiring Fund, its advisers, directors, trustees, partners, members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund that the Acquiring Fund reasonably believes might result in such litigation.

   (b)        PIMCO Funds, on behalf of each Acquiring Fund, shall have delivered to the corresponding Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Forum Funds and dated as of the Effective Time, to the effect that the representations and warranties of PIMCO Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Forum Funds shall reasonably request.

   (c)        PIMCO Funds, on behalf of each Acquiring Fund, shall have executed and delivered to the Acquired Fund an assumption of Liabilities certified by an officer of PIMCO Funds dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Acquired Fund known and existing at the Closing Date.

   (d)        PIMCO Funds, on behalf of each Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by PIMCO Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

   (e)        Each Acquired Fund and the corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the applicable Reorganization after such number has been calculated in accordance with Section 2.3.

   (f)        All actions taken by PIMCO Funds or any Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the applicable Acquired Fund.

   (g)        Forum Funds shall have received on the Closing Date the opinion or opinions of Dechert LLP, counsel to PIMCO Funds, dated as of the Closing Date, covering the following points:

      (1)        PIMCO Funds is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of the properties and assets of the Acquiring Funds and to carry on its business, including that of each Acquiring Fund, as a registered investment company or series thereof;

      (2)        The Agreement has been duly authorized, executed, and delivered by PIMCO Funds, on behalf of each Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by Forum Funds, is a valid and binding obligation of PIMCO Funds, on behalf of the Acquiring Fund, enforceable against PIMCO Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

     (3)        The Acquiring Fund Shares to be issued as provided by this Agreement are duly authorized, upon delivery will be validly issued and outstanding, and will be fully paid and non-assessable by PIMCO Funds and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

     (4)        The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of PIMCO Funds’ Amended and Restated Declaration of Trust or Amended and Restated By-Laws or any provision of any material agreement to which PIMCO Funds or an Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which PIMCO Funds is a party or by which it is bound;

     (5)        To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by PIMCO Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

     (6)        PIMCO Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Funds, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (7)        The N-14 has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued; and

     (8)        To the knowledge of such counsel, and except as otherwise disclosed to Forum Funds pursuant to Section 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to PIMCO Funds or an Acquiring Fund and neither PIMCO Funds nor an Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

   7.1        The obligations of PIMCO Funds, on behalf of each Acquiring Fund, to complete the transactions provided for herein shall be subject, at PIMCO Funds’ election, to the following conditions:

   (a)        All representations and warranties of Forum Funds, on behalf of the Acquired Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time; and as of the Closing Date there shall be (i) no pending or threatened litigation brought by any person against the Acquired Fund, its advisers, directors, trustees, partners, members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund that the Acquired Fund reasonably believes might result in such litigation.

   (b)        Forum Funds shall have delivered to each Acquiring Fund a statement of each Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of Forum Funds, including a list of securities and other assets owned by the Acquired Fund with their respective tax bases and values determined as provided in Section 2 above, all as of the Effective Date.

   (c)        Forum Funds, on behalf of each Acquired Fund, shall have delivered to the corresponding Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to PIMCO Funds and dated as of the Effective Time, to the effect that the representations and warranties of Forum Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PIMCO Funds shall reasonably request.

   (d)        Forum Funds, on behalf of each Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Forum Funds, on behalf of the Acquired Funds, on or before the Effective Time.

   (e)        Each Acquired Fund and the corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the applicable Reorganization after such number has been calculated in accordance with Section 2.3.

   (f)        All actions taken by Forum Funds or any Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the applicable Acquiring Fund.

   (g)        PIMCO Funds shall have received on the Closing Date the opinion or opinions of Stradley Ronon Stevens & Young, LLP, counsel to Forum Funds, dated as of the Closing Date, covering the following points:

(1)        Forum Funds is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the properties and assets of the Acquired Funds, and to carry on its business, including that of each Acquired Fund, as a registered investment company or series thereof;

(2)        The Agreement has been duly authorized, executed, and delivered by Forum Funds, on behalf of each Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by PIMCO Funds, is a valid and binding obligation of Forum Funds, on behalf of the Acquired Funds, enforceable against Forum Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3)        The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Forum Funds’ Trust Instrument or any provision of any material agreement to which Forum Funds or an Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which Forum Funds is a party or by which it is bound;

(4)        To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by Forum Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(5)        Forum Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquired Funds, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(6)        To the knowledge of such counsel, and except as otherwise disclosed to PIMCO Funds pursuant to Section 4.1(i) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Forum Funds or an Acquired Fund and neither Forum Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

   8.1        If any of the conditions set forth in this Section 8.1 have not been satisfied on or before the Effective Time, PIMCO Funds, on behalf of an Acquiring Fund, or Forum Funds, on behalf of an Acquired Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

   (a)        The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding voting securities of an Acquired Fund in accordance with the provisions of Forum Funds’ Trust Instrument, applicable state law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. As permitted under the Forum Funds’ governing documents, the shareholder meeting may be adjourned or postponed to allow for solicitation of additional votes in favor of approval of the Agreement or any transactions contemplated by this Agreement, including one or more of the Reorganizations. Notwithstanding anything herein to the contrary, PIMCO Funds and Forum Funds, on behalf of either an Acquiring Fund or an Acquired Fund, respectively, may not waive the conditions set forth in this Section 8.1(a).

   (b)        At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of PIMCO Funds or Forum Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

   (c)        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by PIMCO Funds or Forum Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or an Acquired Fund.

   (d)        The N-14 shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   (e)        The registration statement on Form N-1A with regard to the Acquiring Funds shall have become effective under the 1933 Act, and no stop order suspending effectiveness thereof shall have been issued and to the best knowledge of PIMCO Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   (f)        PIMCO Funds and Forum Funds shall have received an opinion of Dechert LLP, as to federal income tax matters substantially to the effect that, based on the facts, representations and assumptions stated therein and conditioned on consummation of the Reorganizations in accordance with this Agreement, for federal income tax purposes:

   (1)        The transfer by each Acquired Fund of all of its Assets to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a reorganization under Section 368(a)(1)(F) of the Code.

   (2)        Under Sections 361 and 357 of the Code, no gain or loss will be recognized by an Acquired Fund, upon (i) the transfer of all its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein or (ii) the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation as specified herein, except that the Acquired Fund may be required to recognize gain or loss with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

   (3)        Under Section 1032 of the Code, no gain or loss will be recognized by an Acquiring Fund upon receipt of the Assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein.

   (4)        Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of an Acquired Fund upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares in exchange for their shares of the Acquired Fund.

   (5)        Under Section 358 of the Code, the basis of the Acquiring Fund Shares received by each shareholder of an Acquired Fund will be the same as the basis of the shareholder’s Acquired Fund shares exchanged therefor.

   (6)        Under Section 362(b) of the Code, the basis of an Acquired Fund’s Assets received by the corresponding Acquiring Fund will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the transactions.

   (7)        Under Section 1223(1) of the Code, each shareholder’s holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the applicable Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset at the time of the exchange.

   (8)        Under Section 1223(2) of the Code, the holding period of an Acquiring Fund with respect to the corresponding Acquired Fund’s Assets will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund.

   (9)        An Acquiring Fund will succeed to and take into account those tax attributes of the corresponding Acquired Fund that are described in Section 381(c) of the Code subject to the conditions and limitations specified in the Code, the regulations thereunder and existing court decisions and published interpretations of the Code and Regulations.

   (10)        The consummation of the Reorganization will not terminate the taxable year of the Acquired Fund for federal income tax purposes, aside from any elective change in the taxable year of the Acquiring Fund. The part of the taxable year of the Acquired Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of PIMCO Funds and Forum Funds, on behalf of the Acquiring Funds and the Acquired Funds, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 8.1(f).

(g)        MUFG or an appropriate officer of Forum Funds shall have delivered such certificates or other documents as set forth in Section 3.2.

(h)        The Transfer Agent shall have delivered to PIMCO Funds a certificate of its authorized officer as set forth in Section 3.3.

(i)        The Acquiring Funds shall have issued and delivered to the Secretary of Forum Funds the confirmation as set forth in Section 3.3.

(j)        Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

9.	INDEMNIFICATION

   9.1        Each Acquiring Fund agrees to indemnify and hold harmless its corresponding Acquired Fund, Forum Funds and each of their respective trustees, officers, agents or employees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential or special damages) to which such Acquired Fund, Forum Funds or any of their respective trustees, officers, agents or employees may become subject, insofar as any such loss, claim, damage, liability or expense arises out of or is based on: (i) any breach by any such Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of any such Acquiring Fund in connection with this Agreement.

   9.2        Each Acquired Fund agrees to indemnify and hold harmless its corresponding Acquiring Fund, PIMCO Funds and each of their respective trustees, officers, agents or employees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential or special damages) to which such Acquiring Fund, PIMCO Funds or any of their respective trustees, officers, agents or employees may become subject, insofar as any such loss, claim, damage, liability or expense arises out of or is based on: (i) any breach by any such Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of any such Acquired Fund in connection with this Agreement.

   9.3        Forum Funds understands and agrees that the obligations of PIMCO Funds, on behalf of the Acquiring Funds, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of PIMCO Funds personally, but bind only PIMCO Funds, on behalf of the applicable Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of PIMCO Funds other than the appropriate Acquiring Fund shall be responsible for the obligations of PIMCO Funds hereunder, and all persons shall look only to the assets of that Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. Forum Funds represents that it has notice of the provisions of the Amended and Restated Declaration of Trust of PIMCO Funds disclaiming shareholder and trustee liability for acts or obligations of an Acquiring Fund.

   9.4        PIMCO Funds understands and agrees that the obligations of Forum Funds, on behalf of the Acquired Funds, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of Forum Funds personally, but bind only Forum Funds, on behalf of the applicable Acquired Fund and the Acquired Fund’s property. Moreover, no series of Forum Funds other than the appropriate Acquired Fund shall be responsible for the obligations of Forum Funds hereunder, and all persons shall look only to the assets of that Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. PIMCO Funds represents that it has notice of the provisions of the Trust Instrument of Forum Funds disclaiming shareholder and trustee liability for acts or obligations of an Acquired Fund.

10.	FEES AND EXPENSES

   10.1        Each Acquiring Fund and each Acquired Fund represents and warrants to each other that there are no obligations to pay any brokers or finders and that no brokers or finders are entitled to receive any payments in connection with the transactions provided for herein.

   10.2        Gurtin and PIMCO agree that none of the costs and expenses incurred in connection with the Reorganizations (exclusive of any brokerage commission or other transaction costs of an Acquiring Fund or an Acquired Fund, which will be borne by such Acquiring Fund or Acquired Fund and which are expected by Gurtin and PIMCO to be immaterial), whether or not the Reorganizations are consummated, shall be borne by Forum Funds, on behalf of the Acquired Funds, or by PIMCO Funds, on behalf of the Acquiring Funds, and that such costs and expenses shall be borne by Gurtin and PIMCO, including “run off” tail insurance coverage (the “Run-Off Liability Insurance”), as approved by the Board of Trustees of Forum Funds. In the event that a claim is made under the Run-Off Liability Insurance, PIMCO shall pay the deductible or retention amounts required by such policy. All costs and expenses of the Acquired Funds and Acquiring Funds relating to the Reorganizations shall be borne by Gurtin and PIMCO per the Asset Purchase Agreement.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   11.1        Each Acquiring Fund and its corresponding Acquired Fund agree that no party has made any representation, warranty or covenant related to the Reorganization not set forth herein and this Agreement constitutes the entire agreement between the parties. For the avoidance of doubt, PIMCO and Gurtin have entered into an Asset Purchase Agreement dated October 1, 2018, as may be amended from time to time. To the extent of any conflict between this Agreement and the Asset Purchase Agreement, this Agreement shall govern.

   11.2        Except as specified in the next sentence set forth in this Section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each Acquiring Fund and each Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

   This Agreement may be terminated and the transactions contemplated herein may be abandoned by PIMCO Funds with respect to each Acquiring Fund or by Forum Funds with respect to each Acquired Fund by: (i) mutual agreement of such parties; (ii) by PIMCO Funds, on behalf of an Acquiring Fund, or PIMCO if Forum Funds, on behalf of an Acquired Fund, or Gurtin shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith; (iii) by Forum Funds, on behalf of an Acquired Fund, or Gurtin if PIMCO Funds, on behalf of an Acquiring Fund, or PIMCO shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith; (iv) PIMCO Funds or Forum Funds if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met as of [ ], 2019; or (v) PIMCO Funds or Forum Funds if any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this clause shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees, or officers, as the case may be, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

In addition, this Agreement may be terminated and the transactions contemplated herein may be abandoned if the Board of Trustees of Forum Funds or the Board of Trustees of PIMCO Funds determines in good faith that circumstances have developed that would make proceeding with a Reorganization not in the best interests of an Acquired Fund’s shareholders or an Acquiring Fund’s shareholders, respectively.

13.	WAIVER

At any time prior to the Closing Date, Forum Funds, on behalf of each Acquired Fund, and PIMCO Funds, on behalf of each Acquiring Fund, may: (i) extend the time for the performance of the obligations or other acts of the other; (ii) waive any inaccuracy in the representations of the other; and (iii) waive compliance by the other with any of the agreements or conditions set forth herein. Any such extension or waiver must be in writing.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties hereto.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed as follows:

If to PIMCO Funds:	If to Forum Funds:

PIMCO Funds 650 Newport Center Drive Newport Beach, California 92660 Attention: Josh Ratner Telephone: (212) 597-1358 Fax: (949) 720-8670 Email: josh.ratner@pimco.com	Forum Funds II Three Canal Plaza, Suite 600 Portland, Maine 04101 Attention: Legal Dept. Telephone: (207) 347-2076 Fax: (207) 347-2190 Email: zac.tackett@atlanticfundservices.com

With a copy (which shall not constitute notice) to:	With a copy (which shall not constitute notice) to:

Dechert LLP 1900 K Street, NW Washington, DC 20006 Attention: Adam Teufel Telephone: (202) 261-3464 Fax: (202) 261-3164 Email: adam.teufel@dechert.com

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Attention: Christopher J. Zimmerman

Telephone: (202) 419-8402

Fax: (202) 822-0140

Email: czimmerman@stradley.com

16.	HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1        The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, Forum Funds, PIMCO Funds, Gurtin, PIMCO or corporation, other than the parties hereto and the shareholders, as applicable, of each Acquiring Fund and its corresponding Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement other than those expressly set forth in this Agreement with respect to the parties of this Agreement.

16.4        This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Delaware, without regard to its principles of conflicts of laws.

16.5        The trustees of Forum Funds and the shareholders and officers of each Acquired Fund shall not be liable for any obligations of Forum Funds under this Agreement and the trustees of PIMCO Funds and the shareholders and officers of each Acquiring Fund shall not be liable for any obligations of PIMCO Funds under this Agreement, and the parties hereto agree that, in asserting any rights or claims against the other party under this Agreement, it shall look only to the assets and property of Forum Funds or the Acquired Fund or PIMCO Funds or the Acquiring Fund, as appropriate, in settlement of such rights or claims, and not to the trustees, shareholders or officers of the other.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the                      day of [    ], 2019.

Forum Funds II on behalf of its series listed on Exhibit A	PIMCO Funds on behalf of its series listed on Exhibit A

By: _____________________________	By: _________________________________

Name: ___________________________	Name: _______________________________

Title: ____________________________	Title: ________________________________

Solely for purposes of Sections 2.4, 4.3 and 10.2	Solely for purposes of Sections 2.4, 4.4 and 10.2

Gurtin Municipal Bond Management, LLC	Pacific Investment Management Company, LLC

By: _____________________________	By: _________________________________

Name: ___________________________	Name: _______________________________

Title: ____________________________	Title: ________________________________

Exhibit A

Acquired Funds	Acquiring Funds
Gurtin California Municipal Intermediate Value Fund	PIMCO Gurtin California Municipal Intermediate Value Fund
Gurtin California Municipal Opportunistic Value Fund	PIMCO Gurtin California Municipal Opportunistic Value Fund
Gurtin National Municipal Intermediate Value Fund	PIMCO Gurtin National Municipal Intermediate Value Fund
Gurtin National Municipal Opportunistic Value Fund	PIMCO Gurtin National Municipal Opportunistic Value Fund

APPENDIX B - ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Disclosure of Portfolio Holdings

Please see “Disclosure of Portfolio Holdings” in the Acquiring Funds’ Statement of Additional Information for information about the availability of the complete schedule of each Acquiring Fund’s holdings.

Servicing Arrangements

Shares of the Acquiring Funds may be available through broker-dealers, banks, trust companies, insurance companies and other financial firms that have entered into shareholder servicing arrangements with respect to the Acquiring Funds. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in the Acquiring Funds’ prospectus) or provides services for mutual fund shareholders. These financial firms provide varying investment products, programs, platforms and accounts, through which investors may purchase and redeem shares of the Acquiring Funds. Shareholder servicing arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, collecting and posting distributions to investor accounts and disbursing cash dividends as well as other investment or administrative services required for the particular firm’s products, programs, platform and accounts.

PIMCO and/or its affiliates may make payments to financial firms for the shareholder services provided. These payments are made out of PIMCO’s resources, including the supervisory and administrative fees paid to PIMCO under the Acquiring Funds’ supervision and administration agreement. The actual services provided by these firms, and the payments made for such services, vary from firm to firm. The payments may be based on a fixed dollar amount for each account and position maintained by the financial firm and/or a percentage of the value of shares held by investors through the firm. Please see the Acquiring Funds’ SAI for more information.

These payments may be material to financial firms relative to other compensation paid by the Acquiring Funds, PIMCO and/or its affiliates and may be in addition to other fees and payments, such as distribution and/or service (12b-1) fees, revenue sharing or “shelf space” fees and event support, other non-cash compensation and charitable contributions paid to or at the request of such firms (described below). Also, the payments may differ depending on the Acquiring Fund or share class and may vary from amounts paid to the Acquiring Funds’ transfer agent for providing similar services to other accounts. PIMCO and/or its affiliates do not control these financial firms’ provision of the services for which they are receiving payments.

These financial firms may impose additional or different conditions than the Acquiring Funds on purchases and redemptions of shares. They may also independently establish and charge their customers or program participants transaction fees, account fees and other amounts in connection with purchases or redemptions of shares in addition to any fees imposed by the Acquiring Funds. These additional fees may vary and over time could increase the cost of an investment in the Acquiring Funds and lower investment returns. Each financial firm is responsible for transmitting to its customers and program participants a schedule of any such fees and information regarding any additional or different conditions regarding purchases or redemptions. Shareholders who are customers of these financial firms or participants in programs serviced by them should contact the financial firm for information regarding these fees and conditions.

Other Payments to Financial Firms

Some or all of the servicing fees described above are paid or “reallowed” to the financial firm, including their financial advisors through which you purchase your shares.

PIMCO Investments LLC or PIMCO (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make payments and provide other incentives to selected financial firms as compensation for services such as providing the Acquiring Funds with “shelf space” or a higher profile for the financial firms’ financial advisors and their customers, placing the Acquiring Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the firms’ financial advisors and furnishing marketing support and other specified services. These payments may be significant to the financial firms. A number of factors will be considered in determining the amount of these payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Acquiring Funds, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Acquiring Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made from the PIMCO Investments LLC’s (the “Distributor”) or PIMCO’s (or their affiliates’) own assets (and sometimes, therefore referred to as “revenue sharing”) pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of an Acquiring Fund’s shares or the amount an Acquiring Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor) that have sold significant amounts of shares of the Acquiring Funds.

Payments for marketing support may include payments to financial firms in connection with the marketing and sale of model portfolios developed by PIMCO. Such payments may relate to assets under management or sales of any share class of the Acquiring Funds in such PIMCO-developed models.

In addition to the foregoing payments, the Distributor or its employees and representatives may make payments or reimburse financial firms for sponsorship and/or attendance at conferences, seminars or informational meetings (“event support”), provide financial firms or their personnel with occasional tickets to events or other entertainment, meals, and small gifts (“other non-cash compensation”), make charitable contributions to valid charitable organizations at the request of financial firms (“charitable contributions”) and make financial contributions pertaining to sales incentives and contests, each to the extent permitted by applicable law, rules and regulations.

In addition, wholesaler representatives of the Distributor visit financial firms on a regular basis to market and educate financial advisors and other personnel about the Acquiring Funds. These payments, reimbursements and activities may provide additional access to financial advisors at these financial firms, which may increase purchases and/or reduce redemptions of Acquiring Fund shares.

The Distributor and/or PIMCO also may pay financial firms for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for the Distributor’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases.

Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to financial firms and may execute brokerage transactions on behalf of the Acquiring Funds with such financial firms. These financial firms may, in the ordinary course of their business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Acquiring Funds or in other products sponsored or distributed by the Distributor.

If investment advisers, distributors or affiliates of mutual funds make payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors may also have a financial incentive for recommending a particular share class over other share classes. A shareholder who holds Acquiring Fund shares through a financial firm should consult with the shareholder’s financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Although the Acquiring Funds may use financial firms that sell Acquiring Fund shares to effect transactions for the Acquiring Funds’ portfolios, the Acquiring Funds and PIMCO will not consider the sale of Acquiring Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Acquiring Funds’ SAI.

Purchases, Redemptions and Exchanges

The following section provides basic information about how to purchase and redeem shares of the Acquiring Funds. Exchanges of shares among the Acquiring Funds, or between the Acquiring Funds and other series of PIMCO Funds or PIMCO Equity Series, are not permitted.

More detailed information about purchase and redemption arrangements for Acquiring Fund shares is provided in the Acquiring Funds’ SAI, which can be obtained free of charge by written request to the Acquiring Funds at P.O. Box 219024, Kansas City, MO 64121-9024, visiting pimco.com or by calling 888.87.PIMCO. The SAI provides technical information about the basic arrangements described below and also describes special purchase and sale features and programs offered by PIMCO Funds, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase and withdrawal programs
•	A link from your Acquiring Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans

PIMCO Funds typically does not offer or sell its shares to non-U.S. residents. For purposes of this policy, a U.S. resident is defined as an account with (i) a U.S. address of record and (ii) all account owners residing in the U.S. at the time of sale.

The minimum initial investment may be modified for certain financial firms that submit orders on behalf of their customers. PIMCO Funds or the Distributor may lower or waive the minimum initial or subsequent investment for certain categories of investors at their discretion. Please see the Acquiring Funds’ SAI for details.

Eligibility

The Acquiring Funds are generally available for investment by clients of financial planners and registered investment advisers and a limited number of certain other investors, each as approved from time to time by Gurtin. These investors may be permitted to aggregate the value of accounts in order to meet minimum investment amounts. All investments are subject to approval by Gurtin consistent with Gurtin’s views on the availability of desirable portfolio investments at any given time as driven by the market.

In order to protect the interests of shareholders, Gurtin may find it necessary to limit new purchases of shares of each of the PIMCO Gurtin National Municipal Opportunistic Value Fund and PIMCO Gurtin California Municipal Opportunistic Value Fund when Gurtin determines that allowing additional inflows into those Acquiring Funds could negatively affect an Acquiring Fund’s performance and ability to meet the applicable Acquiring Fund’s investment objective. Gurtin’s approval of new purchases of those Acquiring Fund’s shares, therefore, is within Gurtin’s discretion as part of a queuing process, whereby investments in the Acquiring Fund are accepted based on the length of time that the investment has been in the queue (with the investments queued longest generally being accepted first, at the discretion of Gurtin), subject to market conditions.

Purchasing Shares – Institutional Class

Eligible investors may purchase Institutional Class shares of the Acquiring Funds at the relevant NAV without a sales charge.

Investment Minimums – Institutional Class Shares. The minimum initial investment for Institutional Class shares of an Acquiring Fund is $250,000. The Acquiring Funds reserve the right to waive the minimum initial investment if deemed appropriate by an officer of PIMCO Funds. There is no minimum subsequent investment for Institutional Class shares of the Acquiring Funds.

Initial Investment. Eligible investors (see “Eligibility” above) who wish to invest in Institutional Class shares may obtain an Account Application online at pimco.com or by calling 888.87.PIMCO. The completed Account Application may be submitted using the following methods:

Facsimile: 816.421.2861

Regular Mail:

PIMCO Funds

P.O. Box 219024

Kansas City, MO 64121-9024

Overnight Mail:

PIMCO Funds

c/o DST Asset Manager Solutions, Inc.

430 W. 7th Street STE 219024

Kansas City, MO 64105-1407

E-mail: piprocess@dstsystems.com

Except as described below, an investor may purchase Institutional Class shares only by wiring federal funds to:

PIMCO Funds c/o State Street Bank & Trust Co.

One Lincoln Street, Boston, MA 02111

ABA: 011000028

DDA: 9905-7432

ACCT: Investor PIMCO Account Number

FFC: Name of Investor and Name of Acquiring Fund(s) in which you wish to invest

Before wiring federal funds, the investor must provide order instructions to the Transfer Agent by facsimile at 816.421.2861, by telephone at 888.87.PIMCO or by e-mail at piprocess@dstsystems.com (if an investor elected this option at account opening or subsequently in writing). In order to receive the current day’s NAV, order instructions must be received in good order prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) (“NYSE Close”). Instructions must include the name and signature of an authorized person designated on the Account Application (“Authorized Person”), account name, account number, name of the Acquiring Fund and share class and amount being wired. Failure to send the accompanying wire on the same day may result in the cancellation of the order. A wire received without order instructions generally will not be processed and may result in a return of wire; however, PIMCO may determine in its sole discretion to process the order based upon the information contained in the wire.

An investor may place a purchase order for shares without first wiring federal funds if the purchase amount is to be derived from an advisory account managed by PIMCO or one of its affiliates, or from an account with a broker-dealer or other financial firm that has established a processing relationship with PIMCO Funds on behalf of its customers.

Additional Investments. An investor may purchase additional Institutional Class shares of the Acquiring Funds at any time by sending a facsimile or e-mail or by calling the Transfer Agent and wiring federal funds as outlined above.

Other Purchase Information. Purchases of an Acquiring Fund’s Institutional Class shares will be made in full and fractional shares.

Purchasing Shares – Additional Information

PIMCO Funds and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Acquiring Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of PIMCO Funds.

Subject to the approval of PIMCO Funds, an investor may purchase shares of the Acquiring Fund with liquid securities that are eligible for purchase by the Acquiring Fund (consistent with the Acquiring Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Acquiring Fund as an investment. Assets purchased by the Acquiring Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Acquiring Fund’s shares, if such assets were included in the Acquiring Fund’s assets at the time of purchase. PIMCO Funds reserves the right to amend or terminate this practice at any time.

In the interest of economy and convenience, certificates for shares will not be issued.

Redeeming Shares – Institutional Class

Redemptions in Writing. Investors may redeem (sell) Institutional Class shares by sending a facsimile, written request or e-mail as follows:

Facsimile: 816.421.2861

Regular Mail:

PIMCO Funds

P.O. Box 219024

Kansas City, MO 64121-9024

E-mail: piprocess@dstsystems.com

The redemption request should state the Acquiring Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed or made by an Authorized Person.

Neither PIMCO Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including those by fax or e-mail) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Acquiring Funds’ prospectus. Shareholders should realize that by utilizing fax or e-mail redemption, they may be giving up a measure of security that they might have if they were to redeem their shares by mail. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by fax or e-mail when desired. The Transfer Agent also provides written confirmation of transactions as a procedure designed to confirm that instructions are genuine.

All redemptions, whether initiated by mail, fax or e-mail, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of PIMCO Funds detailed below. See “Redeeming Shares — Additional Information.”

Redemptions by Telephone. An investor that elects this option on the Account Application (or subsequently in writing) may request redemptions of Institutional Class shares by calling PIMCO Funds at 888.87.PIMCO. An Authorized Person must state his or her name, account name, account number, name of Acquiring Fund and share class, and redemption amount (in dollars or shares). Redemption requests of an amount of $10 million or more must be submitted in writing by an Authorized Person.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing him or herself to be an Authorized Person, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither PIMCO Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (including by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Acquiring Funds’ prospectus. Shareholders should realize that by electing the telephone option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that shareholders will be unable to redeem their shares by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. PIMCO Funds or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions initiated by telephone will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of PIMCO Funds detailed below. See “Redeeming Shares — Additional Information.”

An Authorized Person may decline telephone redemption privileges after an account is opened by providing the Transfer Agent a letter of instruction signed by an Authorized Signer. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier. Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

An investor may redeem (sell) Institutional Class shares through the investor’s financial firm. Investors do not pay any fees or other charges to the Trust when selling Institutional Class shares. Please contact the financial firm for details.

A financial firm is obligated to transmit an investor’s redemption orders to the Transfer Agent promptly and is responsible for ensuring that a redemption request is in proper form. The financial firm will be responsible for furnishing all necessary documentation to the Transfer Agent and may charge for its services.

Redeeming Shares – Additional Information

Redemptions of Acquiring Fund shares may be made on any day the New York Stock Exchange (“NYSE”) is open, but may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Acquiring Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, PIMCO Funds may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Following the receipt of a redemption request, redemption proceeds will normally be mailed to the redeeming shareholder within three calendar days or, in the case of wire transfer or ACH redemptions, will normally be sent to the designated bank account within one business day. Institutional Class shareholders may only receive redemption proceeds via wire transfer or ACH redemptions. ACH redemptions may be received by the bank on the second or third business day following a redemption request, but in either case may take up to seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of Authorized Persons designated on the completed Account Application that are required to effect a redemption, and accompanied by a signature validation, as determined in accordance with PIMCO Funds’ procedures, as more fully described below.

In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review of the facts and circumstances of the suspected financial exploitation is conducted, but the temporary hold may be extended for up to 10 additional business days if the internal review supports the belief that financial exploitation has occurred, is occurring, has been attempted, or will be attempted. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

Retirement plan sponsors, participant recordkeeping organizations and other financial firms may also impose their own restrictions, limitations or fees in connection with transactions in the Acquiring Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees that are imposed in connection with transactions in Acquiring Fund shares.

In order to meet redemption requests, the Acquiring Funds typically expect to use a combination of sales of portfolio assets, holdings of cash and cash equivalents (including cash flows into the Acquiring Funds) and financing transactions (such as reverse repurchase agreements). These methods of meeting redemption requests are expected to be used regularly. The Acquiring Funds reserve the right to use other types of borrowings and interfund lending. The use of borrowings (such as a line of credit) and interfund lending in order to meet redemption requests is typically expected to be used only during stressed market conditions, if at all. See “Characteristics and Risks of Securities and Investment Techniques—Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings” and the Acquiring Funds’ SAI for more information. The Acquiring Funds’ use of redemptions in kind is discussed below.

Redemptions In Kind

PIMCO Funds has agreed to redeem shares of each Acquiring Fund solely in cash up to the lesser of $250,000 or 1% of the Acquiring Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, PIMCO Funds may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by an Acquiring Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with PIMCO Funds, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Validation” below. PIMCO Funds may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation

When a signature validation is called for, a Medallion signature guarantee or Signature validation program (SVP) stamp may be required. A Medallion signature guarantee is intended to provide signature validation for transactions considered financial in nature, and an SVP stamp is intended to provide signature validation for transactions non-financial in nature. A Medallion signature guarantee or SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or Signature validation program recognized by the Securities Transfer Association. When a Medallion signature guarantee or SVP stamp is required, signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program or providing SVP stamps may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. PIMCO Funds may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus. Shareholders should contact the Transfer Agent for additional details regarding the Acquiring Funds’ signature validation requirements. In addition, PIMCO or the Transfer Agent may reject a Medallion signature guarantee or SVP stamp.

In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Account Application to effect transactions for the organization.

Minimum Account Size

Due to the relatively high cost of maintaining small accounts, PIMCO Funds reserves the right to redeem shares in any account that falls below the values listed below.

Institutional Class. If, at any time, an investor’s shares in an account do not have a value of at least $100,000 due to redemption by the investor, PIMCO Funds reserves the right to redeem an investor’s remaining shares and close the Acquiring Fund account. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Acquiring Fund shares or another exception available through PIMCO’s policies applies. An investor will receive advance notice of PIMCO Funds’ intention to redeem the investor’s shares and close the Acquiring Fund account and will be given at least 60 days to bring the value of its account up to the required minimum.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Acquiring Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with PIMCO Funds, call PIMCO Funds at 888.87.PIMCO. You will receive the additional copy within 30 days after receipt of your request by PIMCO Funds. Alternatively, if your shares are held through a financial institution, please contact the financial institution directly.

Exchanging Shares

Exchanges of shares among the Acquiring Funds, or between the Acquiring Funds and other series of PIMCO Funds or PIMCO Equity Series, are not permitted.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations

A purchase order received by PIMCO Funds or its designee prior to the NYSE Close, on a day PIMCO Funds is open for business, together with payment made in one of the ways described above will be effected at that day’s NAV plus any applicable sales charge. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial firms on a business day prior to the close of regular trading on the NYSE and communicated to PIMCO Funds or its designee prior to such time as agreed upon by PIMCO Funds and financial firm will be effected at the NAV determined on the business day the order was received by the financial firm. PIMCO Funds is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, PIMCO Funds reserves the right to treat such day as a Business Day and accept purchase and redemption orders and calculate an Acquiring Fund’s NAV, in accordance with applicable law. An Acquiring Fund reserves the right to close if the primary trading markets of the Acquiring Fund’s portfolio instruments are closed and the Acquiring Fund’s management believes that there is not an adequate market to meet purchase or redemption requests. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close trading early, each Acquiring Fund may close trading early. Purchase orders will be accepted only on days which PIMCO Funds is open for business.

A redemption order received by PIMCO Funds or its designee prior to the NYSE Close on a day PIMCO Funds is open for business, is effective on that day (unless a specific subsequent trade date is provided). A redemption order received after that time becomes effective on the next business day. Redemption requests for Acquiring Fund shares are effected at the NAV per share next determined after receipt of a redemption request by PIMCO Funds or its designee, minus any applicable sales charge. However, orders received by certain broker-dealers and other financial firms on a business day prior to the NYSE Close and communicated to PIMCO Funds or its designee prior to such time as agreed upon by PIMCO Funds and financial firm will be effected on the business day the order was received by the financial firm. The request must properly identify all relevant information such as trade date, account name, account number, redemption amount (in dollars or shares), the Acquiring Fund name and the class of shares and must be executed by an Authorized Person.

PIMCO Funds and the Distributor each reserves the right, in its sole discretion, to accept or reject any order for purchase of Acquiring Fund shares, including with respect to one or more share classes of an Acquiring Fund. PIMCO Funds or the Distributor may reject an order for purchase of Acquiring Fund shares for any reason or no reason. The sale of shares may be suspended during any period in which the NYSE is closed other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Acquiring Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors.

Additionally, redemptions of Acquiring Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Acquiring Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, PIMCO Funds may suspend redemptions or postpone payment for more than seven days, as permitted by law.

An investor should invest in the Acquiring Fund for long-term investment purposes only. PIMCO Funds reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect the Acquiring Fund and its shareholders. In particular, PIMCO Funds and PIMCO each reserves the right to restrict purchases of Acquiring Fund shares when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Abusive Trading Practices

PIMCO Funds encourages shareholders to invest in the Acquiring Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because PIMCO Funds will not always be able to detect market timing or other abusive trading activity, investors should not assume that PIMCO Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Acquiring Funds.

Certain of the Acquiring Funds’ investment strategies may expose the Acquiring Funds to risks associated with market timing activities. For example, a risk exists for an Acquiring Fund’s potential investment in securities of small capitalization companies, securities of distressed companies or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

Except as identified below, to discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of PIMCO Funds has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to an Acquiring Fund and its shareholders. Such activities may have a detrimental effect on an Acquiring Fund and its shareholders. For example, depending upon various factors such as the size of a Acquiring Fund and the amount of its assets maintained in cash, short-term or excessive trading by Acquiring Fund shareholders may interfere with the efficient management of PIMCO Funds’ investments, increase transaction costs and taxes, and may harm the performance of the Acquiring Fund and its shareholders.

PIMCO Funds seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of an Acquiring Fund’s portfolio holdings and the time when that change is reflected in the NAV of the Acquiring Fund’s shares, the Acquiring Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. PIMCO Funds seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of an Acquiring Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Second, PIMCO Funds and PIMCO seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. PIMCO Funds and PIMCO each reserves the right to restrict or refuse any purchase transactions if, in the judgment of PIMCO Funds or of PIMCO, the transaction may adversely affect the interests of an Acquiring Fund or its shareholders. Among other things, PIMCO Funds may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price and may also monitor for any attempts to improperly avoid the imposition of a redemption fee. Notice of such restrictions, if any, will vary according to the particular circumstances. PIMCO does not monitor certain funds of PIMCO Funds that invest substantially all or a significant portion of their assets in certain underlying funds, including the Acquiring Funds, for purposes of detecting frequent or short-term trading practices with respect to shares of the Acquiring Funds.

Although PIMCO Funds and its service providers seek to use these methods to detect and prevent abusive trading activities, and although PIMCO Funds will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Acquiring Fund shares by multiple investors are aggregated for presentation to an Acquiring Fund on a net basis, conceal the identity of the individual investors from the Acquiring Fund. This makes it more difficult for PIMCO Funds and/or PIMCO to identify short-term transactions in the Acquiring Fund.

Verification of Identity

To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person, or the control person(s) and/or beneficial owners of legal entity customers, that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, an Acquiring Fund must obtain the following information for each person, or the control person(s) and/or beneficial owners of legal entity customers, that opens a new account:

1. Name;

2. Date of birth (for individuals);

3. Residential or business street address; and

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Acquiring Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, an Acquiring Fund may restrict your ability to purchase additional shares until your identity is verified. An Acquiring Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

How Acquiring Fund Shares Are Priced

The price of an Acquiring Fund’s shares is based on the Acquiring Fund’s NAV. The NAV of an Acquiring Fund, or each of its share classes, as applicable, is determined by dividing the total value of an Acquiring Fund’s portfolio investments and other assets attributable to that Acquiring Fund or class, less any liabilities, by the total number of shares outstanding of that Acquiring Fund or class.

On each day that the NYSE is open, Acquiring Fund shares are ordinarily valued as of the NYSE Close. Information that becomes known to the Acquiring Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Acquiring Fund reserves the right to change the time its respective NAV is calculated if the Acquiring Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Acquiring Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Acquiring Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange-traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Acquiring Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds), an Acquiring Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of PIMCO Funds. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Acquiring Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Acquiring Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. An Acquiring Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when PIMCO Funds is not open for business, which may result in an Acquiring Fund’s portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments, and in turn, the NAV of the Acquiring Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that PIMCO Funds is not open for business. As a result, to the extent that an Acquiring Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Acquiring Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of PIMCO Funds or persons acting at their direction. The Board of Trustees of PIMCO Funds has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees of PIMCO Funds, generally based on recommendations provided by PIMCO. PIMCO may consult with Gurtin in providing such recommendations or otherwise with respect to valuation of an Acquiring Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Acquiring Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board of Trustees of PIMCO Funds has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Acquiring Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Acquiring Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees of PIMCO Funds or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While PIMCO Funds’ policy is intended to result in a calculation of the of PIMCO Fund’s NAV that fairly reflects security values as of the time of pricing, PIMCO Funds cannot ensure that fair values determined by the Board of Trustees of PIMCO Funds or persons acting at their direction would accurately reflect the price that an Acquiring Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Acquiring Fund may differ from the value that would be realized if the securities were sold. The Acquiring Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.”

Under certain circumstances, the per share NAV of a class of the Acquiring Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

Acquiring Fund Distributions

Each Acquiring Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Acquiring Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on different classes of shares may be different as a result of the service and/or distribution fees applicable to certain classes of shares. Each Acquiring Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.

In addition, each Acquiring Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

An Acquiring Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Acquiring Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Account Application, by phone, or by submitting a written request, signed by an Authorized Person, indicating the account name, account number, name of Acquiring Fund and share class. A shareholder may elect to invest all distributions in shares of the same class of any other fund of PIMCO Funds which offers that class of shares at NAV. A shareholder must have an account existing in the fund selected for investment with the identical registered name. This option must be elected when the account is set up.

Shares Purchased by Wire: Dividends will begin to accrue the business day following the day the order is effected or such later date as agreed with PIMCO Funds.

Shares Purchased by Check or ACH: The order will be effected at that day’s NAV, but dividends will not begin to accrue until the following business day.

If a purchase order is placed through a broker, dealer or other financial firms authorized to settle through the National Securities Clearing Corporation (the “NSCC”), the purchase order will begin accruing dividends the business day following the NSCC settlement date or as agreed upon and as allowed by applicable law.

The financial service firm may offer additional distribution reinvestment programs or options. Please contact the firm for details.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the Acquiring Funds’ SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in any Acquiring Fund.

Each Acquiring Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive.

Taxes on Acquiring Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on taxable Acquiring Fund distributions of taxable income or capital gains whether they are paid in cash or reinvested in additional shares of the Acquiring Funds. For federal income tax purposes, taxable Acquiring Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Acquiring Fund taxable dividends (i.e., distributions of investment income) are generally taxable to shareholders as ordinary income. A portion of distributions may be qualified dividends taxable at lower rates for individual shareholders. However, in light of the investment strategies of the Acquiring Funds, it is not anticipated that a significant portion of the dividends paid by the Acquiring Funds will be eligible to be reported as qualified dividends. Federal taxes on Acquiring Fund distributions of gains are determined by how long an Acquiring Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that the Acquiring Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Acquiring Fund owned for one year or less will generally be taxable as ordinary income.

The tax treatment of income, gains and losses attributable to foreign currencies (and derivatives on such currencies), and various other special tax rules applicable to certain financial transactions and instruments could affect the amount, timing and character of an Acquiring Fund’s distributions. In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions and may also possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes. See “Returns of Capital” below.

Taxable Acquiring Fund distributions are taxable to shareholders even if they are paid from income or gains earned by an Acquiring Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of an Acquiring Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

Taxes on Redemption of Shares. You will generally have a taxable capital gain or loss if you dispose of your Acquiring Fund shares by redemption or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from an Acquiring Fund and net gains from redemptions or other taxable dispositions of Acquiring Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Returns of Capital. If an Acquiring Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Acquiring Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Recent Tax Legislation. Under recent tax legislation, individuals (and certain other noncorporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Currently, there is not a mechanism for regulated investment companies to pass through the 20% deduction to shareholders although it is possible that a legislative or regulatory approach to do so may be provided in the future. As a result, in comparison, investors investing directly in REITs or publicly traded partnerships would generally be eligible for the 20% deduction for such taxable income from these investments while investors investing in REITs or publicly traded partnerships indirectly through an Acquiring Fund would not be eligible for the 20% deduction for their share of such taxable income. In addition, under the recent tax legislation, REITs as well as other corporations will be subject to certain leverage limitations regarding the deductibility of interest expense. The effects of these and other provisions of the tax legislation on REITs’ operations, on master limited partnerships, or on an Acquiring Fund, is uncertain at this time.

Important Tax Reporting Considerations. Your financial intermediary or the Acquiring Fund (if you hold your shares in an Acquiring Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Acquiring Fund shares purchased after January 1, 2012 unless you instruct the Acquiring Fund in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Acquiring Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to automatic withdrawals made after January 1, 2012 or conducted via an automatic withdrawal plan.

If a shareholder is a corporation and has not instructed the Acquiring Fund in its account application or by written instruction that it is a C corporation, then the Acquiring Fund will treat the shareholder as an S corporation and will file a Form 1099-B.

A Note on the Acquiring Funds. Dividends paid to shareholders of the Acquiring Funds and derived from Municipal Bond interest are expected to be reported by the Acquiring Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the PIMCO Gurtin California Municipal Intermediate Value Fund and PIMCO Gurtin California Municipal Opportunistic Value Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in California. Each Acquiring Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax.

Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Acquiring Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the PIMCO Gurtin California Municipal Intermediate Value Fund and PIMCO Gurtin California Municipal Opportunistic Value Fund seek to produce income that is generally exempt from California state personal income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

Backup Withholding. Each Acquiring Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders if they fail to provide the Acquiring Fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign Withholding Taxes. An Acquiring Fund may be subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign securities. In that case, the Acquiring Fund’s total return on those securities would be decreased. Each Acquiring Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if more than 50% of the value of an Acquiring Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or foreign governments, or if at least 50% of the value of an Acquiring Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, such Acquiring Fund may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Acquiring Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

Foreign shareholders may be subject to U. S. tax withholding of 30% (or lower applicable treaty rate) on distributions from the Acquiring Funds. Additionally, the Acquiring Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2019) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the Acquiring Funds to determine whether withholding is required.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Acquiring Fund dividends and capital distributions. Please see “Taxation” in the Acquiring Funds’ SAI for additional information regarding the tax aspects of investing in the Acquiring Funds.

Financial Highlights

The Financial Highlights are not included for the Acquiring Funds because the Acquiring Funds have not yet commenced investment operations. Each Acquiring Fund will assume the accounting history of its respective Target Fund at the closing of the Reorganization. The Financial Highlights for the Target Funds are presented below.

The Financial Highlights are intended to help you understand each Target Fund’s financial performance for the period of each Target Fund’s operations. Certain information reflects financial results for a single Target Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Target Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by BBD, LLP, the independent registered public accounting firm for the Target Funds, whose report, along with the Target Funds’ financial statements, are included in the annual report for the fiscal year ended September 30, 2018, which is available upon request.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

	For the Years Ended September 30,				November 3, 2014 (a) through September 30, 2015
	2018		2017	2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.10		$10.15	$10.01	$10.00

INVESTMENT OPERATIONS
Net investment income (b)	0.23		0.20	0.18	0.20
Net realized and unrealized gain (loss)	(0.10)		(0.03)	0.14	0.02

Total from Investment Operations	0.13		0.17	0.32	0.22

Net investment income	(0.23)		(0.20)	(0.18)	(0.21)
Net realized gain	(0.00	)(c)	(0.02)	–	–

Total Distributions to Shareholders	(0.23)		(0.22)	(0.18)	(0.21)

NET ASSET VALUE, End of Period	$10.00		$10.10	$10.15	$10.01

TOTAL RETURN	1.30%		1.64%	3.26%	2.18	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$207,186		$124,451	$108,922	$91,732
Ratios to Average Net Assets:
Net investment income	2.27%		1.95%	1.81%	2.21	%(e)
Net expenses	0.60%		0.60%	0.60%	0.60	%(e)
Gross expenses (f)	0.65%		0.68%	0.71%	0.93	%(e)
PORTFOLIO TURNOVER RATE	46%		41%	59%	32	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

	For the Years Ended September 30,				November 3, 2014 (a) through September 30, 2015
	2018		2017	2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.11		$10.21	$10.06	$10.00

INVESTMENT OPERATIONS
Net investment income (b)	0.22		0.19	0.20	0.19
Net realized and unrealized gain (loss)	(0.11)		(0.08)	0.15	0.07

Total from Investment Operations	0.11		0.11	0.35	0.26

Net investment income	(0.22)		(0.19)	(0.20)	(0.20)
Net realized gain	(0.00	)(c)	(0.02)	–	–

Total Distributions to Shareholders	(0.22)		(0.21)	(0.20)	(0.20)

NET ASSET VALUE, End of Period	$10.00		$10.11	$10.21	$10.06

TOTAL RETURN	1.17%		1.11%	3.49%	2.55	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$230,168		$188,876	$190,462	$162,465
Ratios to Average Net Assets:
Net investment income	2.23%		1.92%	1.94%	2.09	%(e)
Net expenses	0.60%		0.60%	0.60%	0.60	%(e)
Gross expenses (f)	0.65%		0.63%	0.65%	0.79	%(e)
PORTFOLIO TURNOVER RATE	59%		44%	58%	83	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

	For the Years Ended September 30,			December 1, 2015 (a) Through September 30, 2016
	2018	2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.14	$10.26		$10.00

INVESTMENT OPERATIONS
Net investment income (b)	0.18	0.16		0.10
Net realized and unrealized gain (loss)	(0.23)	(0.12)		0.26

Total from Investment Operations	(0.05)	0.04		0.36

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.18)	(0.16)		(0.10)
Net realized gain	–	(0.00	)(c)	–
Total Distributions to Shareholders	(0.18)	(0.16)		(0.10)

NET ASSET VALUE, End of Period	$9.91	$10.14		$10.26

TOTAL RETURN	(0.47)%	0.42%		3.63	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$165,043	$214,850		$149,815
Ratios to Average Net Assets:
Net investment income	1.82%	1.58%		1.24	%(e)
Net expenses	0.39%	0.39%		0.39	%(e)
Gross expenses (f)	0.54%	0.56%		0.66	%(e)
PORTFOLIO TURNOVER RATE	15%	9%		9	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

	For the Years Ended September 30,			December 7, 2015 (a) Through September 30, 2016
	2018	2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.16	$10.26		$10.00

INVESTMENT OPERATIONS
Net investment income (b)	0.16	0.15		0.10
Net realized and unrealized gain (loss)	(0.18)	(0.10)		0.26

Total from Investment Operations	(0.02)	0.05		0.36

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.16)	(0.15)		(0.10)
Net realized gain	(0.01)	(0.00	)(c)	–
Total Distributions to Shareholders	(0.17)	(0.15)		(0.10)

NET ASSET VALUE, End of Period	$9.97	$10.16		$10.26

TOTAL RETURN	(0.17)%	0.50%		3.56	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$64,198	$82,719		$61,749
Ratios to Average Net Assets:
Net investment income	1.63%	1.48%		1.19	%(e)
Net expenses	0.39%	0.39%		0.39	%(e)
Gross expenses (f)	0.62%	0.63%		0.84	%(e)
PORTFOLIO TURNOVER RATE	10%	15%		5	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

APPENDIX C - SERVICE PROVIDERS

Gurtin Municipal Bond Management

Gurtin Municipal Bond Management, 440 Stevens Avenue, Suite 260, Solana Beach, CA 92075, is the Gurtin Funds’ investment adviser and the Acquiring Funds’ sub-adviser. Gurtin Municipal Bond Management is a registered investment adviser under the Investment Advisers Act of 1940 and provides investment advisory services to the Gurtin Funds. As of December 31, 2017, Gurtin Municipal Bond Management had approximately $14 billion of assets under management.

Bill Gurtin, Michael Johnson, Myles Grenier, Jim Grandinetti and Brian Hannibal of Gurtin Municipal Bond Management, are the portfolio managers of the Funds and are jointly responsible for the day-to-day management of the Funds. Messrs. Gurtin, Johnson, Grandinetti and Hannibal have been the portfolio managers of Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund since their inceptions in 2014. Mr. Grenier has been the portfolio manager of Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund since 2015. Messrs. Gurtin, Johnson, Grenier, Grandinetti and Hannibal have been the portfolio managers of Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund since their inceptions in 2015.

Bill Gurtin founded Gurtin Municipal Bond Management in 2008 and serves as a member of the Investment Committee. Prior to founding Gurtin Municipal Bond Management, Mr. Gurtin was Senior Vice President and Senior Portfolio Manager of Fixed Income Investments for The Gurtin Group at Morgan Stanley. Mr. Gurtin brings 31 years of fixed income management experience, including nine years at Morgan Stanley where he managed high grade fixed income portfolios exclusively for high net worth and ultra-high net worth individuals. Upon his departure from Morgan Stanley in January 2008 his team was responsible for overseeing $5.2 billion in discretionary fixed income portfolios. At Gurtin Municipal Bond Management, as Chief Investment Officer, Mr. Gurtin is responsible for: 1) leading the internal development of our forecast for interest rates and the yield curve, 2) leading the selection of security structure in the Municipal and Government securities universe which offers the best risk/reward characteristics given the firm’s rate and yield curve forecasts, and 3) defining the firm’s investment philosophy.

Michael Johnson has served as Chief Risk Officer since 2016 and serves as a member of the Investment Committee. Prior to his current role, he served as Co-Chief Investment Officer from 2013 to 2015 and Head of Research since 2008. Prior to joining Gurtin Municipal Bond Management, Mr. Johnson spent 3 years as Director and the head of the Municipal Credit Team at Merrill Lynch & Co. in New York, where he oversaw the team that managed and reported municipal credit risk, assigned and maintained internal ratings, approved derivative transactions, and negotiated municipal derivative contracts. During Mr. Johnson’s last year at Merrill Lynch, he was also the head of the Banking and Insurance Credit Teams, in addition to the Municipal Credit Team. Mr. Johnson began his financial services career as a credit analyst at Moody’s Investors Service 16 years ago. While at Moody’s, he spent 7 years as a member of several public finance groups, with the last three years spent as the Co-Manager of Moody’s Midwest Regional Office. At Gurtin Municipal Bond Management, Mr. Johnson is responsible for: 1) setting the firm’s credit quality thresholds and determining the credit risk associated with each municipal sector, 2) overseeing maintenance of the integrity of the firm’s proprietary credit research database, and 3) defining the strategic forward vision of the Research and Portfolio Management departments.

Myles Grenier, a CFA Charterholder since 2012 and Senior Associate at Gurtin Municipal Bond Management, serves as a member of the Investment Committee. Prior to joining Gurtin Municipal Bond Management in 2014, Mr. Grenier spent 2+ years as a Senior Account Controller at State Street Bank before moving to Putnam Investments, where he worked as a Securities Data Analyst for 3 years. In 2013, Mr. Grenier joined the Performance Attribution team at Putnam. At Gurtin Municipal Bond Management, Mr. Grenier is a member of the Portfolio Management group, responsible for trading and portfolio structure for various taxable and tax-exempt strategies.

Jim Grandinetti has served as the Head of Portfolio Management at Gurtin Municipal Bond Management since 2013, and serves as a member of the Investment Committee. Prior to joining Gurtin Municipal Bond Management in 2008, Mr. Grandinetti worked as a Fixed Income Trader for 9 years, most recently as a Vice President at Morgan Stanley at the firm’s New York City fixed income trading headquarters. Previously, Mr. Grandinetti was a trader at Royal Alliance for three years, and a trader with Hennion & Walsh. At Gurtin Municipal Bond Management, Mr. Grandinetti is responsible for: 1) oversight of the portfolio managers and 2) managing tax-exempt fixed income portfolios and funds managed under the Municipal Opportunistic and Intermediate Value strategies.

Brian Hannibal, a CFA charter holder since 2012 and Senior Associate at Gurtin Municipal Bond Management, serves as a member of the Investment Committee. Prior to joining Gurtin Municipal Bond Management in 2013, Mr. Hannibal spent 1+ years as a Senior Fund Accountant at State Street Bank before moving on to Eaton Vance Investment Managers where he served 3 years as a Senior Associate on the Fund Administration team. In 2012, Mr. Hannibal moved over to the Municipal Bond group at Eaton Vance as a Portfolio Manager Assistant where he worked with trading, research, and portfolio managers in a wide range of duties that contributed to the managing of mutual funds along with separately managed accounts. At Gurtin Municipal Bond Management, Mr. Hannibal is a member of the Portfolio Management group, responsible for trading and portfolio structure for various taxable and tax-exempt strategies.

The Target Funds’ SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Target Fund shares by the portfolio managers. The Acquiring Funds’ SAI provides similar information as it relates to the Acquiring Funds.

Atlantic Fund Administration, LLC

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides fund accounting, fund administration, and compliance services to each Target Fund and Forum Funds II and supplies certain officers of Forum Funds II, including a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel. Atlantic Shareholder Services, LLC, a wholly-owned subsidiary of Atlantic, provides transfer agency services to the Target Funds and Forum Funds II.

Pacific Investment Management Company, LLC

PIMCO serves as the investment adviser and the supervisor and administrator for the Acquiring Funds. Subject to the supervision of the Board of Trustees of PIMCO Funds, PIMCO is responsible for managing the investment activities of the Acquiring Funds and the Acquiring Funds’ business affairs and other administrative matters.

PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2018, PIMCO had approximately $1.71 trillion in assets under management.

A discussion of the basis for the PIMCO Funds Board of Trustees’ approval of the Acquiring Funds’ investment advisory contract (and sub-advisory agreement) will be available in the Acquiring Funds’ first annual or semi-annual report to shareholders.

APPENDIX D - PRINCIPAL RISKS FOR THE GURTIN FUNDS

The below investment risks are applicable to each of the Gurtin Funds, except as otherwise noted.

California and Single State Municipal Securities Risk. (Gurtin California Municipal Opportunistic Value Fund and Gurtin California Municipal Intermediate Value Fund only) The Fund invests primarily in California municipal instruments but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California. It therefore is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Credit Risk. The financial condition of an obligor of a fixed-income security may cause the obligor to be unable to meet its obligation to make interest and principal payments, and may ultimately result in obligor default. A decline in an obligor’s credit rating may cause a decrease in the value of the security and an increase in price volatility.

Extension Risk. If interest rates rise, prepayments of principal on certain callable fixed-income securities may occur less quickly and, as a result, the expected receipt of principal on such callable fixed-income securities could lengthen. Because payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing rate.

Floating Rate Securities Risk. Floating rate notes generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Income Risk. When interest rates fall, the Fund’s income may decline. This decline can occur because the Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the Fund’s debt securities, the more sensitive the Fund will be to interest rate changes.

Liquidity Risk. Certain types of municipal securities that a Fund may hold may be less “liquid,” or more difficult to purchase or sell, in a short period of time than other investments. The Fund may experience losses if required to sell such less liquid investments within an unreasonable period of time or at unfavorable prices.

Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly evaluate credit quality of obligors and identify economic trends.

Market Risk. Market risk is the risk that the bond market may go down in value and that you may lose money on your investment in the Fund. Moreover, the securities selected by the Adviser may underperform the bond market, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Municipal Securities Risk. Municipal securities can be significantly affected by adverse tax, legislative, or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project.

General Obligation Bonds. General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

Revenue Bonds. Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Lease Revenue Bonds. Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Zero Coupon Bonds. The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ effective maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

Risk of Taxation. Although the Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. To the extent that the Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes.

Tax-Exempt Status Risk. Reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

U.S. Treasury and Agency Securities Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

When-Issued Securities Risk. Municipal securities may be issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

APPENDIX E - SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of the Gurtin Funds, owned beneficially or of record 5% or more of outstanding Institutional Class shares of each Gurtin Fund as of November 30, 2018. There were no outstanding Investor Class shares for any of the Gurtin Funds. Persons holding more than 25% of the outstanding shares of a Gurtin Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders.

Gurtin California Municipal Intermediate Value Fund
Shareholder Name/Address	Percentage of Total Outstanding Shares of the Fund
Charles Schwab & Co. FBO Customers 211 Main Street San Francisco, CA 04105	94.66%

Gurtin California Municipal Opportunistic Value Fund
Shareholder Name/Address	Percentage of Total Outstanding Shares of the Fund
Charles Schwab & Co. FBO Customers 211 Main Street San Francisco, CA 04105	86.19%

Gurtin National Municipal Intermediate Value Fund
Shareholder Name/Address	Percentage of Total Outstanding Shares of the Fund
Charles Schwab & Co. FBO Customers 211 Main Street San Francisco, CA 04105	76.66%

Gurtin National Municipal Opportunistic Value Fund
Shareholder Name/Address	Percentage of Total Outstanding Shares of the Fund
Charles Schwab & Co. FBO Customers 211 Main Street San Francisco, CA 04105	89.91%

E-1

APPENDIX F - FORM OF INVESTMENT ADVISORY AGREEMENT WITH GURTIN FIXED INCOME MANAGEMENT, LLC dba GURTIN MUNICIPAL BOND MANAGEMENT

FORUM FUNDS II

INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of [    ], by and between Forum Funds II, a Delaware statutory trust, with its principal office and place of business at Three Canal Plaza, Suite 600, Portland, Maine 04101 (the “Trust”), and Gurtin Fixed Income Management, LLC, d/b/a Gurtin Municipal Bond Management, a Delaware limited liability company, with its principal office and place of business at 440 Stevens Avenue, Suite 260, Solana Beach, California 92075 (the “Adviser”).

W I T N E S S E T H :

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and may issue its shares of beneficial interest, no par value (the “Shares”), in separate series; and

WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed in Appendix A hereto, as may be amended from time to time, (each a “Fund”), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the mutual covenants and agreements contained herein, and intending to be legally bound, the Trust and the Adviser hereby agree as follows:

SECTION 1.            APPOINTMENT; DELIVERY OF DOCUMENTS

(a)        The Trust hereby employs the Adviser, subject to the supervision of the Board of Trustees of the Trust (the “Board”), to manage the investment and reinvestment of the assets in the Fund and to provide other services as specified herein. The Adviser accepts this employment and agrees to render its services for the compensation set forth herein.

(b)        In connection therewith, the Trust shall deliver to the Adviser copies of: (i) the Trust’s Trust Instrument and Bylaws; (ii) the Trust’s Registration Statement and all amendments thereto with respect to the Fund filed with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”), or the 1940 Act (the “Registration Statement”); (iii) the Trust’s current Prospectuses and Statements of Additional Information of the Fund (collectively, as currently in effect and as amended or supplemented, the “Prospectus”); (iv) each plan of distribution or similar documents adopted by the Trust on behalf of the Fund under Rule 12b-1 of the 1940 Act and each current shareholder service plan or similar document adopted by the Trust on behalf of the Fund; and (v) all written policies and procedures adopted by the Trust with respect to the Fund that are relevant to the services provided by the Adviser (e.g., repurchase agreement procedures, Rule 17a-7 Procedures and Rule 17e-1 Procedures), and shall promptly furnish the Adviser with all amendments of or supplements to the foregoing. In addition, the Trust shall deliver to the Adviser: (1) a certified copy of the resolutions of the Board, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act), appointing the Adviser and any subadviser and approving this Agreement and any subadvisory agreement; (2) a certified copy of the resolution of the Fund’s shareholder(s), if applicable, appointing the Adviser and each subadviser; (3) a copy of all proxy statements and related materials relating to the Fund; (4) a certified copy of the resolution of the Trust electing the officers of the Trust; and (5) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement. The Trust will promptly furnish the Adviser with all amendments of or supplements to the foregoing except, in the case of item (5) the Trust will provide only those amendments or supplements requested.

(c)        The Adviser has delivered to the Trust (i) a copy of its code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the “Code of Ethics”); (ii) a copy of its Certificate of Formation and Limited Liability Company Operating Agreement; (iii) a copy of its compliance manual adopted under Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”); and (iv) a copy of its Form ADV Part I and, if applicable, Form ADV Part 2A as filed with the SEC and Form ADV Part 2B. The Adviser shall promptly furnish the Trust with all amendments of or supplements to any of the foregoing. The Adviser also delivers to the Trust any other documents, materials or information that the Trust shall reasonably request.

SECTION 2.            DUTIES OF THE TRUST

In order for the Adviser to perform the services required by this Agreement, the Trust: (i) shall cause all service providers to the Trust to furnish information to the Adviser and to assist the Adviser as may be required; and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Trust or any service provider to the Trust.

SECTION 3.            DUTIES OF THE ADVISER

Subject to the delegation of any of the following duties to one or more persons as permitted by Section 9 of this Agreement, the Adviser, at its own expense, shall render the following services to the Trust:

(a)        The Adviser will make decisions with respect to all purchases and sales of securities and other investment assets and related liabilities on behalf of the Fund consistent with the Fund’s investment objectives, policies and restrictions. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Fund. In all purchases, sales and other transactions in securities and other investments for the Fund, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions, including voting with respect to securities owned by the Fund (by proxy or otherwise), subject to such proxy voting policies as approved by the Board.

Consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may allocate brokerage on behalf of the Fund to one or more broker-dealers who provide research services. Subject to compliance with Section 28(e), the Adviser may cause the Fund to pay to any broker-dealer that provides research services a commission that exceeds the commission the Fund might have paid to a different broker-dealer for the same transaction if the Adviser determines, in good faith, that such amount of commission is reasonable in relationship to the value of such brokerage or research services provided viewed in terms of that particular transaction or the Adviser’s overall responsibilities to the Fund or its other advisory clients. The Adviser may aggregate sales and purchase orders of the assets of the Fund with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliated persons. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of the Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account.

(b)        The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in the Fund, as determined by Adviser in its reasonable judgment, since the prior report, and will keep the Board informed of important developments affecting the Trust, the Fund and the Adviser, and on its own initiative, or as requested by the Board, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Fund’s holdings, the industries in which they engage, the economic, social or political conditions prevailing in each country in which the Fund maintains investments, or otherwise. The

Adviser will also furnish the Board with such statistical and analytical information with respect to investments of the Fund as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities and other investment assets for the Fund, the Adviser shall comply with the directions and policies set from time to time by the Board as well as the limitations imposed by the Trust’s or the Fund’s policies and procedures, the Registration Statement, the 1940 Act, the 1933 Act, the 1934 Act, the Internal Revenue Code of 1986, as amended, and other applicable laws.

(c)        The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser’s duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust’s behalf in any such respect.

(d)        The Adviser will report to the Board all matters related to the Adviser that is material to the Adviser’s performance of this Agreement. The Adviser will notify the Trust as soon as reasonably practicable and, where possible, in advance of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Adviser.

(e)        The Adviser shall adopt and implement policies and procedures relating to the services it provides to the Trust that are reasonably designed to prevent, detect and correct violations of the federal securities laws as they relate to the Trust, and shall employ personnel to administer the policies and procedures who, in Adviser’s good faith belief, have the requisite level of skill and competence required to effectively discharge its responsibilities. The Adviser will keep the Board and the Trust’s chief compliance officer (“CCO”) informed of the individual responsible for administering the policies and procedures of the Adviser adopted pursuant to Rule 206(4)-7 under the Advisers Act. As a service provider to the Trust, the Adviser shall cooperate fully with the CCO in the execution of the CCO’s responsibilities under Rule 38a-1 under the 1940 Act. The Adviser also shall provide, upon reasonable written request, the CCO with periodic reports regarding its compliance with the federal securities laws as relevant to Fund operations, and shall promptly provide special reports in the event of any material violation of the federal securities laws, as determined by that Adviser in its reasonable judgment, that are relevant to Fund operations. The Adviser shall also provide, upon reasonable written request, the CCO with special reports regarding compliance with the federal securities laws as relevant to the Fund. Upon the written request of the Trust and the allowance for a reasonable period of time, the Adviser shall permit the Trust or its representatives to examine the reports required to be made to the Adviser under the Code of Ethics.

(f)        The Adviser will maintain records relating to its duties hereunder (including portfolio transactions and placing and allocation of brokerage orders) as are required to be maintained by the Trust under the 1940 Act and in accordance with the Advisers Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Trust pursuant to applicable law. The Adviser agrees that the books and records pertaining to the Trust and required to be maintained under the 1940 Act that are in possession of the Adviser shall be the property of the Trust. The Trust, or its representatives, shall have access to such books and records at all times during the Adviser’s normal business hours upon written notice being provided to Adviser a reasonable time period before such grant of access. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or its representatives. Notwithstanding the foregoing, Adviser is allowed to maintain a copy of the above referenced books and records as its own property, and Trust hereby consents to Adviser’s ownership of such duplicate books and records.

(g)        The Adviser will cooperate with the Fund’s independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants’ duties.

(h)        The Adviser will provide the Trust and the Fund’s custodian and fund accountant on each business day with such information relating to all transactions concerning the Fund’s assets and liabilities as the Trust or the Fund’s custodian and fund accountant may reasonably require, including, but not limited to, information required to be provided under the Trust’s Portfolio Securities Valuation Procedures; provided, however, that the Adviser shall not be deemed to be the pricing agent for the Fund.

(i)        In the performance of its duties under this Agreement the Adviser will (i) satisfy its fiduciary duties to the Trust, (ii) monitor the Fund’s investments and (iii) comply with the provisions of the Trust’s Declaration of Trust and Bylaws, as amended from time to time, and the applicable tax and regulatory requirements. The Adviser will make its officers and employees available to the Trust from time to time at reasonable times to review investment policies of the Fund and to consult with regarding the investment affairs of the Fund.

SECTION 4.            COMPENSATION; EXPENSES

(a)        In consideration of the foregoing, the Trust shall pay the Adviser, with respect to the Fund, a fee at an annual rate as listed in Appendix A hereto. Such fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the fifth business day of each calendar month for services performed hereunder during the prior calendar month. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to the Fund, the Trust shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

(b)        The Adviser may reimburse expenses of the Fund or waive its fees to the extent necessary to maintain the Fund’s expense ratio at an agreed-upon amount for a period of time as may be specified in a separate written of agreement. The Adviser’s reimbursement of the Fund’s expenses shall be estimated and paid to the Trust monthly in arrears, at the same time as the Trust’s payment to the Adviser for such month, if any, and the Adviser hereby authorizes the Trust, upon notice to the Adviser, to setoff any such payment against fees payable to the Adviser pursuant to Section 4(a) hereof.

(c)        To the extent prohibited by law, no fee shall be payable hereunder with respect to that portion of Fund assets that are invested in any other account or fund for which the Adviser serves as investment adviser or subadviser and for which the Adviser already receives an advisory fee.

(d)        The Trust shall be responsible for and assumes the obligation for payment of all Trust expenses not expressly waived, assumed or agreed to be paid by the Adviser in writing, including, but not limited to: (i) the fee payable under this Agreement; (ii) the fees payable to each administrator under an agreement between the administrator and the Trust; (iii) expenses of issue, repurchase and redemption of Shares; (iv) interest charges, taxes, brokerage fees and commissions, and dividends on short sales; (v) premiums of insurance for the Trust, its trustees and officers, and fidelity bond premiums; (vi) fees and expenses of third parties, including the Trust’s independent public accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (vii) fees of pricing, interest, dividend, credit and other reporting services; (viii) costs of membership in trade associations; (ix) telecommunications expenses; (x) funds’ transmission expenses; (xi) auditing, legal and compliance expenses; (xii) costs of forming the Trust and maintaining its existence; (xiii) costs of preparing, filing and printing the Trust’s Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (xiv) expenses of meetings of shareholders and proxy solicitations therefor; (xv) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (xvi) costs of reproduction, stationery, supplies and postage; (xvii) fees and expenses of the Trust’s trustees and officers; (xviii) the costs of personnel (who may be employees of the Adviser, an administrator or their respective affiliated persons) performing services for the Trust; (xix) costs of Board, Board committee and other corporate meetings; (xx) SEC registration fees and related expenses; (xxi) state, territory or foreign securities laws registration fees and related expenses; and (xxii) all fees and expenses paid by the Trust in accordance with any distribution or service plan or agreement related to similar matters, except, in all such cases, expenses that are waived, assumed or agreed to be paid by the Adviser.

SECTION 5.            STANDARD OF CARE; INDEMNITY

(a)        The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for any mistake of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Trust, the Fund or any of the Fund’s shareholders in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Adviser’s duties or obligations under this Agreement or by reason of the Adviser’s reckless disregard of its duties and obligations under this Agreement.

The Adviser and its employees, agents, trustees and officers shall be indemnified and held harmless by a particular Fund against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses (including reasonable attorneys’ fees and expenses) incurred or suffered by the Adviser or its employees, agents, trustees or officers in connection with the good faith performance by the Adviser or its employees, agent, trustees or officers of their responsibilities to that Fund (collectively, the “Liabilities”); provided, however, that the Adviser and such persons shall not be indemnified for any Liability caused by their own bad faith, willful misfeasance or gross negligence in the performance of their responsibilities to that Fund.

(b)        Adviser shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services, administrator, fund accountant, custodian or transfer agent to the Trust, unless such errors arise from the Adviser’s knowing provision of false or misleading information to other service providers. The Adviser shall not be liable to the Trust for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund made to the Adviser by a duly authorized officer of the Trust; (ii) the advice of counsel to the Trust; and (iii) any written instruction or certified copy of any resolution of the Board or any agent of the Board.

(c)        Adviser agrees to indemnifiy and hold harmless each Fund and their respective employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses (including reasonable attorneys’ fees and expenses) of every nature and character arising out of or in any way related to (i) any breach of the Adviser’s obligations under this Agreement, (ii) any acts or failures to act of Adviser for which the Adviser would be liable under Section 5(a), (iii) any breach of a representation or warranty of the Adviser set forth in this Agreement and (iv) claims or demands by any employee, agent, trustee, member or manager of the Adviser in their capacity as such. The Trust is hereby authorized to deduct any amounts payable in respect of the Adviser’s indemnification obligations hereunder from any fees payable to the Adviser pursuant to Section 4(a).

(c)        The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, but not limited to, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

SECTION 6.            EFFECTIVENESS, DURATION AND TERMINATION

(a)        This Agreement shall become effective with respect to a Fund as of the date specified in Appendix A hereto following the approval (i) by a vote of a majority of those trustees of the Trust who are not parties to this Agreement or interested persons of such party, and (ii) if required by the 1940 Act, by a vote of a majority of the Fund’s outstanding voting securities.

(b)        This Agreement shall remain in effect with respect to a Fund for a period of two years from the date of its effectiveness with respect to that Fund and shall continue in effect for successive annual periods thereafter; provided, however, that such continuance is specifically approved at least annually: (i) by a majority of the Board, or (ii) by the vote of a majority of the outstanding voting securities of the Fund. In either case, the continuance must also be approved annually by a majority of the Trust’s trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Trust); provided, however, that if the continuation of this Agreement is not approved as to a Fund, the Adviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by applicable law.

(c)        This Agreement may be terminated immediately by the Trust with respect to a Fund, without payment of any penalty, if the Board, in its discretion and having due regard to the protection of investors, finds that the services being rendered by the Adviser under this Agreement, fail in a material way to provide responsible management to the Fund or Funds as reasonably expected by an investment adviser registered under the Advisers Act.

(d)        This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the Adviser; or (ii) by the Adviser on 60 days’ written notice to the Trust. This Agreement shall terminate immediately upon its assignment.

SECTION 7.            ACTIVITIES OF THE ADVISER

Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser’s right, or the right of any of the Adviser’s directors, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other person.

SECTION 8.            REPRESENTATIONS OF ADVISER.

The Adviser represents and warrants that it: (i) is registered as an investment adviser under the Advisers Act (and will continue to be so registered for so long as this Agreement remains in effect); (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; (iv) will promptly notify the Trust of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise; (v) will promptly notify the Trust if the Adviser is the subject of an administrative proceeding or enforcement action by the SEC or other regulatory authority; (vi) will promptly notify the Trust of any material fact known to the Adviser respecting or relating to the Adviser that would make any written information provided to the Trust materially inaccurate or incomplete or if any such written information becomes untrue in any material respect; (vii) will promptly notify the Trust if the Adviser suffers a material adverse change in its business that would materially impair its ability to perform its relevant duties for the Fund.

SECTION 9.            SUBADVISERS

At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the direction and control of the Board, one or more persons who are registered as investment advisers pursuant to the Advisers Act (“Subadvisers”). Each Subadviser’s employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund. The Adviser shall not be liable hereunder for any act or omission of any Subadviser, except to exercise good faith in the employment of the Subadviser and except with respect to matters as to which the Adviser assumes responsibility in writing.

SECTION 10.            LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

The Trustees of the Trust and the shareholders of the Fund shall not be personally liable for any obligations of the Trust or of any Fund under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or Fund to which the Adviser’s rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of any Fund.

SECTION 11.            RIGHTS TO NAME

If the Adviser ceases to act as investment adviser to the Trust or any Fund whose name includes the term “Gurtin Municipal Value” (the “Mark”) or if the Adviser requests in writing, the Trust shall take prompt action to change the name of the Trust or any such Fund to a name that does not include the Mark. The Adviser may from time to time make available without charge to the Trust for the Trust’s use any marks or symbols owned by the Adviser, including marks or symbols containing the Mark or any variation thereof, as the Adviser deems appropriate. Upon the Adviser’s request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust acknowledges that any rights in or to the Mark and any such marks or symbols that may exist on the date of this Agreement or arise hereafter are, and under any and all circumstances shall continue to be, the sole property of the Adviser. The Adviser may permit other parties, including other investment companies, to use the Mark in their names without the consent of the Trust. The Trust shall not use the Mark in conducting any business other than that of an investment company registered under the 1940 Act without the permission of the Adviser.

SECTION 12.            MISCELLANEOUS

(a)        Except as permitted by applicable law, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

(b)        No amendment to this Agreement or the termination of this Agreement with respect to a Fund shall affect this Agreement as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

(c)        Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

(d)        This Agreement shall be construed, performed and enforced in accordance with, and governed by, the internal laws of the State of New York, without giving effect to the principles of conflicts of law thereof except Sections 5-1401 and 5-1402 of the New York General Obligations Law. Each of the parties hereto hereby irrevocably agrees that any action or proceeding against it seeking any remedy arising out of this Agreement or any of the transactions contemplated hereby shall be brought only in the United States District Court for the Southern District of New York (or, if such court does not have subject matter jurisdiction over such dispute, in the Supreme Court of the State of New York in and for the County of New York, preserving, however, all rights of removal to a federal court under 28 U.S.C. § 1441), and each party consents to service of process outside the territorial jurisdiction of any such court and will not assert the defense of lack of personal jurisdiction or forum non conveniens in response to any such action or seek to change venue from the forum in which any such action is initially commenced.

(e)        This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement between those parties with respect to the subject matter hereof, whether oral or written.

(f)        This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

(g)        If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

(h)        Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement. Words in the singular include the plural and in the plural include the singular. The words “including”, “includes”, “included” and “include”, when used, are deemed to be followed by the words “without limitation.” Whenever the context may require, any pronoun shall include the corresponding masculine, feminine and neuter forms. The words “hereof,” “herein” and “hereunder” and words of similar import when used in this Agreement shall refer to this Agreement as a whole and not to any particular provision of this Agreement.

(i)        Notices, requests, instructions and communications received by the parties at their respective principal places of business, as indicated above, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

(j)        Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund and each other series of the Trust and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund or any other series of the Trust, whether arising under this Agreement or otherwise.

(k)        No affiliated person, employee, agent, director, officer or manager of the Adviser shall be liable at law or in equity for the Adviser’s obligations under this Agreement.

(l)        The terms “vote of a majority of the outstanding voting securities”, “interested person”, “affiliated person,” “control” and “assignment” shall have the meanings ascribed thereto in the 1940 Act.

(m)        Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

(n)        The Adviser shall not use the name of the Trust or any Fund on any checks, bank drafts, bank statements or forms for other than internal use in a manner not approved by the Trust prior thereto in writing; provided however, that the approval of the Trust shall not be required for the use of the Trust’s or Fund’s name that merely refers in accurate and factual terms to the Trust or Fund in connection with Adviser’s role hereunder or that is required by any appropriate regulatory, governmental or judicial authority; and further provided that in no event shall such approval be unreasonably withheld, delayed or conditioned.

(o)        Reference to any law is deemed to include the rules and regulations promulgated under or related to the law and any regulatory interpretations or exemptive relief or judicial or similar holdings related to the law.

(p)        The provisions of Sections 5, 6, 10, 11 and 12 shall survive any termination of this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

FORUM FUNDS II
By:

GURTIN MUNICIPAL BOND MANAGEMENT
By:

FORUM FUNDS II

INVESTMENT ADVISORY AGREEMENT

Appendix A

Fund	Fee as a % of the Annual Average Daily Net Assets of the Fund	Effective Date

Gurtin National Municipal Opportunistic Value Fund	0.45%	[ ]

Gurtin California Municipal Opportunistic Value Fund	0.45%	[ ]
Gurtin National Municipal Intermediate Value Fund	0.35%	[ ]

Gurtin California Municipal Intermediate Value Fund	0.35%	[ ]

APPENDIX G - INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

	Target Funds	Acquiring Funds
Concentration	Each Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to municipal bonds issued by states, municipalities, and other political subdivisions, agencies, authorities and instrumentalities of states and multi state agencies and authorities, except municipal bonds whose payments of principal and/or interest are derived from non-governmental issuers, in which case the bonds may be classified into appropriate industries. In addition, this limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.	A Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Borrowing	Each Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may borrow money, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Lending	Each Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not included the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.	A Fund may make loans, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

	Target Funds	Acquiring Funds
Commodities	Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in commodities business or have a significant portion of their assets in commodities.	A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.
Underwriting	Each Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
Real Estate	Each Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief	A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.
Issuing Senior Securities	Each Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	A Fund may issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

	Target Funds	Acquiring Funds
Rule 35d-1 Policy	The Gurtin National Municipal Opportunistic Value Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. municipal instruments the income from which is exempt from federal income tax. The Gurtin National Municipal Intermediate Value Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal income tax. The Gurtin California Municipal Opportunistic Value Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal instruments the income from which is exempt from both federal and California state income taxes, which includes municipal instruments of obligors located outside of the State of California so long as such securities are exempt from both federal and California state income taxes. The Gurtin California Municipal Intermediate Value Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities and instruments the income from which is exempt from federal and California state income taxes, which includes municipal instruments of obligors located outside the State of California so long as such securities are exempt from both federal and California state income taxes.

The PIMCO Gurtin National Municipal Intermediate Value and PIMCO Gurtin National Municipal Opportunistic Value Funds will invest, under normal circumstances, at least 80% of their assets in investments, the income of which is exempt from federal income tax.

The PIMCO Gurtin California Municipal Intermediate Value and PIMCO Gurtin California Municipal Opportunistic Value Funds will invest, under normal circumstances, at least 80% of their assets in investments, the income of which is exempt from federal income tax and California income tax.

	Target Funds	Acquiring Funds
Other Investment Companies	N/A	Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

Each of the Target Funds has held itself out as a non-diversified company (for purposes of the 1940 Act) since its inception. Similarly, each of the Acquiring Funds is non-diversified, as described in each Acquiring Fund’s principal investment strategies. A non-diversified fund may invest its assets in fewer issuers than a diversified fund.

Each Acquiring Fund is subject to the following non-fundamental restrictions and policies (which may be changed by the PIMCO Funds Board of Trustees without shareholder approval) relating to the investment of its assets and activities.

1.

A Fund may not invest more than 15% of its net assets taken at market value at the time of the investment in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements with remaining maturities of more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act, as amended, and certain other securities and instruments PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

2.

A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

3.

Each Fund may invest up to 5% of its total assets (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities. The 5% limitation described in this restriction is considered an Elective Investment Restriction (as defined in the Acquiring Funds’ Statement of Additional Information) for purposes of a Fund’s acquisition through a Voluntary Action (as defined in the Acquiring Funds’ Statement of Additional Information).

4.

A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectus and in the Acquiring Funds’ Statement of Additional Information.

More information about the Acquiring Funds’ fundamental and non-fundamental investment restrictions is included in the Acquiring Funds’ Statement of Additional Information.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 15, 2019

The undersigned, revoking all Proxies heretofore given, hereby appoints Zachary Tackett and Karen Shaw as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of above-referenced fund (the “Acquired Fund”), a series of Forum Funds II (the “Trust”), that the undersigned is entitled to vote at the special meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Eastern Time, on February 15, 2019, at the offices of Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101, as fully as the undersigned would be entitled to vote if personally present.

Please refer to the Proxy Statement for a discussion of the proposals. The Proxy Statement is available at

www.proxyonline.com/docs/Gurtin.pdf

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Gurtin California Municipal Intermediate Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Board of Trustees and the Proposal has been unanimously approved for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:

	PROPOSALS:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Gurtin California Municipal Intermediate Value Fund into the PIMCO Gurtin California Municipal Intermediate Value Fund.

2.

To approve an Investment Advisory Agreement between Forum Funds II, on behalf of the Gurtin California Municipal Intermediate Value Fund, and Gurtin Fixed Income Management, LLC d/b/a Gurtin Municipal Bond Management.

3.	To transact such other business as may properly come before the Meeting.

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 15, 2019

The undersigned, revoking all Proxies heretofore given, hereby appoints Zachary Tackett and Karen Shaw as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of above-referenced fund (the “Acquired Fund”), a series of Forum Funds II (the “Trust”), that the undersigned is entitled to vote at the special meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Eastern Time, on February 15, 2019, at the offices of Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101, as fully as the undersigned would be entitled to vote if personally present.

Please refer to the Proxy Statement for a discussion of the proposals. The Proxy Statement is available at

www.proxyonline.com/docs/Gurtin.pdf

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Gurtin California Municipal Opportunistic Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Board of Trustees and the Proposal has been unanimously approved for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:

	PROPOSALS:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Gurtin California Municipal Opportunistic Value Fund into the PIMCO Gurtin California Municipal Opportunistic Value Fund.

2.

To approve an Investment Advisory Agreement between Forum Funds II, on behalf of the Gurtin California Municipal Opportunistic Value Fund, and Gurtin Fixed Income Management, LLC d/b/a Gurtin Municipal Bond Management.

3.	To transact such other business as may properly come before the Meeting.

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 15, 2019

The undersigned, revoking all Proxies heretofore given, hereby appoints Zachary Tackett and Karen Shaw as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of above-referenced fund (the “Acquired Fund”), a series of Forum Funds II (the “Trust”), that the undersigned is entitled to vote at the special meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Eastern Time, on February 15, 2019, at the offices of Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101, as fully as the undersigned would be entitled to vote if personally present.

Please refer to the Proxy Statement for a discussion of the proposals. The Proxy Statement is available at

www.proxyonline.com/docs/Gurtin.pdf

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Gurtin National Municipal Intermediate Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Board of Trustees and the Proposal has been unanimously approved for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:

	PROPOSALS:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Gurtin National Municipal Intermediate Value Fund into the PIMCO Gurtin National Municipal Intermediate Value Fund.

2.

To approve an Investment Advisory Agreement between Forum Funds II, on behalf of the Gurtin National Municipal Intermediate Value Fund, and Gurtin Fixed Income Management, LLC d/b/a Gurtin Municipal Bond Management.

3.	To transact such other business as may properly come before the Meeting.

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY 15, 2019

The undersigned, revoking all Proxies heretofore given, hereby appoints Zachary Tackett and Karen Shaw as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of above-referenced fund (the “Acquired Fund”), a series of Forum Funds II (the “Trust”), that the undersigned is entitled to vote at the special meeting of shareholders, and at any adjournment(s) thereof, of the Fund to be held at 10:00 a.m., Eastern Time, on February 15, 2019, at the offices of Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101, as fully as the undersigned would be entitled to vote if personally present.

Please refer to the Proxy Statement for a discussion of the proposals. The Proxy Statement is available at

www.proxyonline.com/docs/Gurtin.pdf

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

Gurtin National Municipal Opportunistic Value Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the Board of Trustees and the Proposal has been unanimously approved for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Meeting.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:

	PROPOSALS:	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the reorganization of the Gurtin National Municipal Opportunistic Value Fund into the PIMCO Gurtin National Municipal Opportunistic Value Fund.

2.

To approve an Investment Advisory Agreement between Forum Funds II, on behalf of the Gurtin National Municipal Opportunistic Value Fund, and Gurtin Fixed Income Management, LLC d/b/a Gurtin Municipal Bond Management.

3.	To transact such other business as may properly come before the Meeting.

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

PART B

PIMCO Funds

Statement of Additional Information

January 4, 2019

THE ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
Gurtin California Municipal Intermediate Value Fund	PIMCO Gurtin California Municipal Intermediate Value Fund
Gurtin California Municipal Opportunistic Value Fund	PIMCO Gurtin California Municipal Opportunistic Value Fund
Gurtin National Municipal Intermediate Value Fund	PIMCO Gurtin National Municipal Intermediate Value Fund
Gurtin National Municipal Opportunistic Value Fund	PIMCO Gurtin National Municipal Opportunistic Value Fund
(each a series of Forum Funds II) Three Canal Plaza, Suite 600 Portland, Maine 04101 (207) 347-2000	(each a series of PIMCO Funds) 650 Newport Center Drive Newport Beach, California 92660 888.87.PIMCO

(each an open-end management investment company)

This Statement of Additional Information of PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund (the “Acquiring Funds”) (“SAI”), each a series of PIMCO Funds, is available to the shareholders of each of Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund (the “Target Funds”), each a series of Forum Funds II, in connection with a proposed transaction whereby all of the assets of each Target Fund will be transferred to, and the known and existing liabilities of each Target Fund will be assumed by, its respective Acquiring Fund, as set forth above (the Acquiring Funds and the Target Funds are collectively referred to herein as the “Funds,” each a “Fund”), in exchange for Institutional Class shares of such Acquiring Fund (the “Reorganizations”).

1

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

•	The Prospectus of the Gurtin Funds, dated February 1, 2018, as supplemented (Accession Number 0001398344-18-000870);
•	The Prospectus of the Acquiring Funds, dated January 2, 2019 (Accession Number (0001193125-19-000405);
•	The Statement of Additional Information of the Gurtin Funds, dated February 1, 2018 (Accession Number 0001398344-18-000870);
•	The Statement of Additional Information of the Acquiring Funds, dated January 2, 2019 (Accession Number (0001193125-19-000405);
•	The Annual Report to shareholders of the Gurtin Funds for the fiscal year ended September 30, 2018; (Accession Number 0001435109-18-000632); and
•	The Semi-Annual Report to shareholders of the Gurtin Funds for the fiscal period ended March 31, 2018 (Accession Number 0001435109-18-000365).

Because the Acquiring Funds had not yet commenced operations as of the date of this SAI, no financial statements, annual or semi-annual reports for the Acquiring Funds are available at this time.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated January 4, 2019, relating to the Reorganizations of the Target Funds may be obtained, without charge, by writing to Gurtin Value Funds, P.O. Box 588, Portland, Maine 04112 or calling (844) 342-5763 (toll free). This SAI should be read in conjunction with the Proxy Statement/Prospectus.

2

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganizations because each Acquiring Fund is a newly organized Fund with no assets and liabilities that will commence investment operations, and continue the operations of its corresponding Target Fund, upon completion of the applicable Reorganization. The Target Funds would be the accounting survivors of the Reorganizations.

The following table shows approximate capital loss carryforwards of the Target Funds as of September 30, 2018.

Gurtin California Municipal Intermediate Value Fund	short term capital loss carryforwards long term capital loss carryforwards	$19,909 $94,110
Gurtin California Municipal Opportunistic Value Fund		$0
Gurtin National Municipal Intermediate Value Fund	short term capital loss carryforwards long term capital loss carryforwards	$693,051 $481,635
Gurtin National Municipal Opportunistic Value Fund		$0

The Acquiring Funds have no capital loss carryforwards because they have not yet commenced investment operations.

ADDITIONAL INFORMATION

The Target Funds are advised by Gurtin Fixed Income Management, LLC dba Gurtin Municipal Bond Management (“Gurtin”), and the Acquiring Funds are advised by Pacific Investment Management Company, LLC (“PIMCO”) and sub-advised by Gurtin. Each Target Fund is organized as a separate series of Forum Funds II, an open-end management investment company established under Delaware law as a Delaware statutory trust. For more information on the history of Forum Funds II, see the Statement of Additional Information of the Target Funds, dated February 1, 2018 (as may be supplemented from time to time). Each Acquiring Fund is organized as a separate series of PIMCO Funds, an open-end management investment company organized as a Massachusetts business trust.

In connection with the Reorganizations, Institutional Class shareholders of each Target Fund would receive Institutional Class shares of the corresponding Acquiring Fund. Institutional Class shares of each Fund are not subject to sales charges, redemption fees or exchange fees.

Each Fund pays its adviser fees equal to an annual percentage of its average daily net assets, shown below. The Acquiring Funds have a “unified fee” structure wherein the unified fee is comprised of the investment advisory fee and supervisory and administrative fee, as described in each Acquiring Fund’s prospectus. Under the unified fee structure, PIMCO provides or procures advisory and supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Acquiring Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Target Funds pay for administrative services in addition to, and separate from, the advisory fee.

Gurtin California Municipal Intermediate Value Fund	0.35%
Gurtin California Municipal Opportunistic Value Fund	0.45%
Gurtin National Municipal Intermediate Value Fund	0.35%
Gurtin National Municipal Opportunistic Value Fund	0.45%
PIMCO Gurtin California Municipal Intermediate Value Fund	0.50%
PIMCO Gurtin California Municipal Opportunistic Value Fund	0.63%
PIMCO Gurtin National Municipal Intermediate Value Fund	0.50%
PIMCO Gurtin National Municipal Opportunistic Value Fund	0.63%

PIMCO, not the Acquiring Funds, pays a subadvisory fee to Gurtin for each Acquiring Fund from PIMCO’s own resources. Such resources may include, but are not limited to, the advisory fees paid to PIMCO under the Acquiring Funds’ investment advisory agreements. The subadvisory fee is not an additional expense paid by the Acquiring Funds.

3

The following table identifies the various service providers to the Funds.

	Target Funds	Acquiring Funds

Investment Adviser	Gurtin	PIMCO
Sub-Adviser	None	Gurtin
Administrator	Atlantic Fund Administration, LLC	PIMCO (Supervisor and Administrator)
Transfer Agent	Atlantic Shareholder Services, LLC	DST Asset Manager Solutions, Inc.
Custodian	MUFG Union Bank, N.A.	State Street Bank & Trust Co.
Independent Registered Public Accounting Firm	BBD, LLP	PricewaterhouseCoopers LLP

BBD, LLP (“BBD”), 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Target Funds, providing audit and tax services. BBD audits the annual financial statements of the Target Funds and provides the Target Funds with an audit opinion. BBD also reviews certain regulatory filings of the Target Funds.

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, Missouri 64106-2197, serves as the independent registered public accounting firm for the Acquiring Funds. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

The fiscal year end for each of the Target Funds is September 30 and each of the Acquiring Funds is March 31.

Each Target Fund has substantially similar principal investment strategies as its corresponding Acquiring Fund. As a result, Gurtin does not anticipate that it will need to sell a significant portion of any Target Fund’s holdings if the Reorganization is approved by shareholders. If any of a Target Fund’s holdings are sold prior to the closing date of the Reorganization, the proceeds of such sales may be invested in securities that are anticipated to facilitate the Reorganization or in temporary investments, which will be delivered to such Acquiring Fund at the closing date of the Reorganization.

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, none of the Target Funds, the Acquiring Funds, or their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements.

PIMCO and Gurtin will bear all costs associated with the Reorganizations, other than brokerage commissions and other transaction costs incurred by the Acquiring Funds and Target Funds, which will be borne by the Acquiring Funds and Target Funds, respectively, and, if any, are expected by PIMCO and Gurtin to be immaterial. The Acquiring Funds, the Target Funds and their respective shareholders will not bear any other direct costs arising in connection with the transactions contemplated by the Reorganization Agreement. Shareholders will continue to pay transaction costs associated with normal Fund operation, including brokerage or trading expenses.

4

PART C

Other Information

Item 15. Indemnification

Reference is made to Article IV of the Registrant’s Amended and Restated Declaration of Trust, which was filed with the Registrant’s Post-Effective Amendment No. 265 on November 7, 2014.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)	Charter of Registrant

a.	Amended and Restated Declaration of Trust dated November 4, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

b.

Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated May 15, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

(2)	By-laws

a.	Amended and Restated By-Laws of Registrant dated November 4, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(3)	Voting Trust Agreement – Inapplicable

(4)	Agreement of Reorganization

a.	Form of Agreement and Plan of Reorganization – Filed as an Appendix to the Proxy Statement/Prospectus.

(5)	Instruments Defining the Rights of Holders of the Securities being Registered

a.	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above).

(6)	Investment Advisory Contracts

a.	Amended and Restated Investment Advisory Contract dated February 23, 2009 - Filed with Post-Effective Amendment No. 151 on March 18, 2009, and incorporated by reference herein.

(i)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund dated May 19, 2009 - Filed with Post-Effective Amendment No. 157 on June 8, 2009, and incorporated by reference herein.

(ii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to fee changes dated October 1, 2009 - Filed with Post-Effective Amendment No. 167 on October 28, 2009, and incorporated by reference herein.

(iii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO CommoditiesPLUS® Strategy Fund dated February 23, 2010 - Filed with Post-Effective Amendment No. 173 on May 12, 2010, and incorporated by reference herein.

(iv)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO High Yield Spectrum Fund dated August 17, 2010 - Filed with Post-Effective Amendment No. 178 on August 30, 2010, and incorporated by reference herein.

(v)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to certain fee reductions dated October 1, 2010 - Filed with Post-Effective Amendment No. 181 on November 3, 2010, and incorporated by reference herein.

(vi)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Senior Floating Rate Fund, PIMCO Total Return Fund IV, PIMCO RAE PLUS International Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2035 Fund and PIMCO RAE PLUS Small Fund dated February 28, 2011 - Filed with Post-Effective Amendment No. 187 on March 18, 2011, and incorporated by reference herein.

(vii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Credit Absolute Return Fund and PIMCO Inflation Response Multi-Asset Fund dated May 23, 2011 - Filed with Post-Effective Amendment No. 213 on August 17, 2011, and incorporated by reference herein.

(viii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Funds: Private Account Portfolio Series – Low Duration Portfolio and PIMCO Funds: Private Account Portfolio Series – Moderate Duration Portfolio dated August 16, 2011 - Filed with Amendment No. 279 on August 30, 2011, and incorporated by reference herein.

(ix)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO REALPATH® 2045 Fund dated November 8, 2011 - Filed with Post-Effective Amendment No. 222 on January 30, 2012, and incorporated by reference herein.

(x)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO Short Asset Investment Fund and PIMCO Funds: Private Account Portfolio Series – Short Term Floating NAV Portfolio III dated February 28, 2012 - Filed with Post-Effective Amendment No. 226 on March 7, 2012, and incorporated by reference herein.

(xi)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Mortgage Opportunities and Bond Fund dated August 15, 2012 - Filed with Post-Effective Amendment No. 238 on September 5, 2012, and incorporated by reference herein.

(xii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Full Spectrum Bond Fund dated November 13, 2012 - Filed with Post-Effective Amendment No. 243 on January 29, 2013, and incorporated by reference herein.

(xiii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE PLUS EMG Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged), PIMCO StocksPLUS® Small Fund, PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® Short Fund dated March 22, 2013 - Filed with Post-Effective Amendment No. 246 on May 14, 2013, and incorporated by reference herein.

(xiv)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO TRENDS Managed Futures Strategy Fund dated August 13, 2013 - Filed with Post-Effective Amendment No. 253 on October 30, 2013, and incorporated by reference herein.

(xv)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE PLUS International Fund, PIMCO REALPATH® Income Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund and PIMCO Senior Floating Rate Fund dated October 1, 2013 - Filed with Post-Effective Amendment No. 257 on May 30, 2014, and incorporated by reference herein.

(xvi)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE Low Volatility PLUS EMG Fund, the PIMCO RAE Low Volatility PLUS Fund, and the PIMCO RAE Low Volatility PLUS International Fund dated November 5, 2013 - Filed with Post-Effective Amendment No. 255 on December 30, 2013, and incorporated by reference herein.

(xvii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO REALPATH® 2055 Fund dated August 12, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(xviii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Multi-Strategy Alternative Fund and PIMCO RAE Worldwide Long/Short PLUS Fund dated November 5, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(xix)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Preferred and Capital Securities Fund dated February 24, 2015 - Filed with Post-Effective Amendment No. 270 on March 6, 2015, and incorporated by reference herein.

(xx)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Inflation Response Multi-Asset Fund dated October 1, 2015 - Filed with Post-Effective Amendment No. 278 on October 1, 2015, and incorporated by reference herein.

(xxi)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Total Return ESG Fund, PIMCO Low Duration ESG Fund and PIMCO Low Duration Income Fund dated November 7, 2016 - Filed with Post-Effective Amendment No. 311 on February 23, 2018, and incorporated by reference herein.

(xxii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Funds: Private Account Portfolio Series – PIMCO Short Asset Portfolio dated February 14, 2017 - Filed with Amendment No. 399 on March 21, 2017, and incorporated by reference herein.

(xxiii)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Advantage® Strategy Bond Fund and PIMCO Dynamic Bond Fund dated October 2, 2017 - Filed with Post-Effective Amendment No. 301 on October 24, 2017, and incorporated by reference herein.

(xxiv)	Amendment to Amended and Restated Investment Advisory Contract dated February 13, 2018 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(xxv)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Strategic Bond Fund dated October 1, 2018 - Filed with Post-Effective Amendment No. 321 on January 2, 2019, and incorporated by reference herein.

b.

Amended and Restated Asset Allocation Sub-Advisory Agreement relating to PIMCO All Asset Fund and PIMCO All Asset All Authority Fund dated December 1, 2010 - Filed with Post-Effective Amendment No. 210 on July 28, 2011, and incorporated by reference herein.

(i)

Supplement to Amended and Restated Asset Allocation Sub-Advisory Agreement relating to PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and Sub-Advisory Agreement relating to PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund dated December 1, 2012 - Filed with Post-Effective Amendment No. 243 on January 29, 2013, and incorporated by reference herein.

c.

Amended and Restated Sub-Advisory Agreement relating to the PIMCO RAE PLUS EMG Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Low Volatility PLUS Fund dated December 20, 2013 - Filed with Post-Effective Amendment No. 255 on December 30, 2013, and incorporated by reference herein.

d.

Amendment to Amended and Restated Sub-Advisory Agreement relating to the PIMCO Multi-Strategy Alternative Fund and PIMCO RAE Worldwide Long/Short PLUS Fund dated November 5, 2014 - Filed with Post-Effective Amendment No. 267 on December 15, 2014, and incorporated by reference herein.

7.	Distribution Contracts

a.	Second Amended and Restated Distribution Contract dated February 14, 2017 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(i)

Amendment to Second Amended and Restated Distribution Contract related to I-3 shares dated February 13, 2018 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(ii)

Amendment to Second Amended and Restated Distribution Contract related to I-3 shares dated May 15, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

(iii)	Form of Sales Agreement - Filed with Post-Effective Amendment No. 286 on July 27, 2016, and incorporated by reference herein.

(iv)	Form of Sales Agreement - Filed with Post-Effective Amendment No. 286 on July 27, 2016, and incorporated by reference herein.

8.	Bonus or Profit Sharing Contracts – Inapplicable

9.	Custodian Agreements

a.	Custody and Investment Accounting Agreement dated January 1, 2000(5)

(i)	Amendment to Custody and Investment Accounting Agreement dated June 8, 2001 - Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

(ii)	Amendment to Custody and Investment Accounting Agreement dated March 30, 2010 - Filed with Post-Effective Amendment No. 173 on May 12, 2010, and incorporated by reference herein.

(iii)	Amendment to Custody and Investment Accounting Agreement dated February 8, 2017 - Filed with Post-Effective Amendment No. 298 on August 25, 2017, and incorporated by reference herein.

(iv)	Amended Appendix A to Custody and Investment Accounting Agreement dated March 21, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

(v)	Amendment to Custody and Investment Accounting Agreement dated December 13, 2018 - Filed with Post-Effective Amendment No. 321 on January 2, 2019, and incorporated by reference herein.

10.	Rule 12b-1 and Rule 18f-3 Plans

a.	Distribution and Servicing Plan for Class A Shares - Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

b.	Distribution and Servicing Plan for Class C Shares - Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

c.	Distribution and Servicing Plan for Administrative Class Shares - Filed with Post-Effective Amendment No. 228 on April 30, 2012, and incorporated by reference herein.

d.	Distribution and Services Plan for Class R Shares - Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

e.	Eighteenth Amended and Restated Multi-Class Plan Adopted Pursuant to Rule 18f-3 dated May 15, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

11.	Opinion of Counsel Regarding Legality of the Securities Being Registered – Filed with PIMCO Funds N-14 filing on November 23, 2018, and incorporated by reference herein.

12.	Tax Opinion – To be filed by amendment.

13.	Other Material Contracts

a.	Second Amended and Restated Supervision and Administration Agreement dated April 1, 2012 - Filed with Post-Effective Amendment No. 229 on May 21, 2012, and incorporated by reference herein.

(i)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Mortgage Opportunities and Bond Fund dated August 15, 2012 - Filed with Post-Effective Amendment No. 238 on September 5, 2012, and incorporated by reference herein.

(ii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Emerging Markets Full Spectrum Bond Fund dated November 13, 2012 - Filed with Post-Effective Amendment No. 243 on January 29, 2013, and incorporated by reference herein.

(iii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO RAE PLUS EMG Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Small Fund, PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® Short Fund dated March 22, 2013 - Filed with Post-Effective Amendment No. 246 on May 14, 2013, and incorporated by reference herein.

(iv)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO TRENDS Managed Futures Strategy Fund dated August 13, 2013 - Filed with Post-Effective Amendment No. 253 on October 30, 2013, and incorporated by reference herein.

(v)

Amendment to the Second Amended and Restated Supervision and Administration Agreement dated October 1, 2013 - Filed with Post-Effective Amendment No. 257 on May 30, 2014, and incorporated by reference herein.

(vi)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO RAE Low Volatility PLUS EMG Fund, the PIMCO RAE Low Volatility PLUS Fund, and the PIMCO RAE Low Volatility PLUS International Fund dated November 5, 2013 - Filed with Post-Effective Amendment No. 255 on December 30, 2013, and incorporated by reference herein.

(vii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO REALPATH® 2055 Fund dated August 12, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(viii)

Supplement to Second Amended and Restated Supervision and Administration Agreement dated October 1, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(ix)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Multi-Strategy Alternative Fund and PIMCO RAE Worldwide Long/Short PLUS Fund dated November 5, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(x)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Preferred and Capital Securities Fund dated February 24, 2015 - Filed with Post-Effective Amendment No. 270 on March 6, 2015, and incorporated by reference herein.

(xi)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) and PIMCO StocksPLUS® Small Fund dated October 1, 2015 - Filed with Post-Effective Amendment No. 278 on October 1, 2015, and incorporated by reference herein.

(xii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Moderate Duration Fund and PIMCO Short Asset Investment Fund dated November 2, 2015 - Filed with Post-Effective Amendment No. 298 on August 25, 2017, and incorporated by reference herein.

(xiii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Government Money Market Fund dated February 23, 2016 - Filed with Post-Effective Amendment No. 284 on May 27, 2016, and incorporated by reference herein.

(xiv)	Supplement to the Second Amended and Restated Supervision and Administration Agreement dated October 1, 2016 - Filed with Amendment No. 395 on October 3, 2016, and incorporated by reference herein.

(xv)

Amendment to the Second Amended and Restated Supervision and Administration Agreement relating to PIMCO Funds: Private Account Portfolio Series – PIMCO Short Asset Portfolio dated February 14, 2017 - Filed with Amendment No. 399 on March 21, 2017, and incorporated by reference herein.

(xvi)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Long Duration Total Return Fund dated October 2, 2017 - Filed with Post-Effective Amendment No. 307 on January 16, 2018, and incorporated by reference herein.

(xvii)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to the PIMCO Global Bond Opportunities Fund (Unhedged) dated November 14, 2017 - Filed with Post-Effective Amendment No. 307 on January 16, 2018, and incorporated by reference herein.

(xviii)

Amendment to the Second Amended and Restated Supervision and Administration Agreement dated February 13, 2018 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(xix)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to I-3 shares dated February 13, 2018 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(xx)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to I-3 shares and Class D shares dated May 15, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

(xxi)

Supplement to the Second Amended and Restated Supervision and Administration Agreement relating to PIMCO Total Return Fund dated October 1, 2018 - Filed with Post-Effective Amendment No. 321 on January 2, 2019, and incorporated by reference herein.

b.

Fourth Amended and Restated Fee Waiver Agreement relating to the PIMCO Global Multi-Asset Fund dated July 25, 2011 - Filed with Post-Effective Amendment No. 210 on July 28, 2011, and incorporated by reference herein.

c.

Amended and Restated Fee Waiver Agreement relating to the PIMCO Inflation Response Multi-Asset Fund dated July 25, 2011 - Filed with Post-Effective Amendment No. 210 on July 28, 2011, and incorporated by reference herein.

d.

Seventh Amended and Restated Fee Waiver Agreement relating to PIMCO REALPATH® Income Fund, PIMCO REALPATH® 2020 Fund, PIMCO REALPATH® 2025 Fund, PIMCO REALPATH® 2030 Fund, PIMCO REALPATH® 2035 Fund, PIMCO REALPATH® 2040 Fund, PIMCO REALPATH® 2045 Fund, PIMCO REALPATH® 2050 Fund and PIMCO REALPATH® 2055 Fund dated August 12, 2014 - Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

e.

Third Amended and Restated Fee Waiver Agreement relating to the PIMCO Short Asset Investment Fund dated May 16, 2018 - Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

f.

Amended and Restated Fee and Expense Limitation Agreement relating to PIMCO Government Money Market Fund dated July 31, 2013 - Filed with Post-Effective Amendment No. 257 on May 30, 2014, and incorporated by reference herein.

g.

Fee Waiver Agreement relating to the PIMCO Emerging Markets Full Spectrum Bond Fund dated November 13, 2012 - Filed with Post-Effective Amendment No. 243 on January 29, 2013, and incorporated by reference herein.

h.

Amended and Restated Fee Waiver Agreement relating to the PIMCO TRENDS Managed Futures Strategy Fund dated May 16, 2018 - Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

i.

Fee Waiver Agreement relating to the PIMCO RAE Low Volatility PLUS EMG Fund dated November 5, 2013 - Filed with Post-Effective Amendment No. 255 on December 30, 2013, and incorporated by reference herein.

j.

Fee Waiver Agreement relating to the PIMCO Multi-Strategy Alternative Fund dated November 5, 2014 - Filed with Post-Effective Amendment No. 267 on December 15, 2014, and incorporated by reference herein.

k.	Fee Waiver Agreement relating to the PIMCO Dynamic Bond Fund dated October 2, 2017 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

l.	Fee Waiver Agreement relating to I-3 shares dated February 13, 2018 - Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

m.	Fee Waiver Agreement relating to I-3 shares dated May 15, 2018 - Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

n.	Fee Waiver Agreement relating to the PIMCO Strategic Bond Fund dated October 1, 2018 - Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

o.

Amended and Restated Fee Waiver Agreement relating to the PIMCO CommodityRealReturn Strategy Fund® (PIMCO Cayman Commodity Fund I Ltd.) dated February 23, 2009 - Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

p.

Amended and Restated Fee Waiver Agreement relating to the PIMCO Global Multi-Asset Fund (PIMCO Cayman Commodity Fund II, Ltd.) dated February 23, 2009 - Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

q.

Fee Waiver Agreement relating to the PIMCO CommoditiesPLUS® Strategy Fund (PIMCO Cayman Commodity Fund III, Ltd.) dated May 7, 2010 - Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

r.

Fee Waiver Agreement relating to the PIMCO Inflation Response Multi-Asset Fund (PIMCO Cayman Commodity Fund VII, Ltd.) dated May 23, 2011 - Filed with Amendment No. 378 on September 16, 2015, and incorporated by reference herein.

s.

Fee Waiver Agreement relating to the PIMCO TRENDS Managed Futures Strategy Fund (PIMCO Cayman Commodity Fund VIII, Ltd.) dated September 20, 2013 - Filed with Post-Effective Amendment No. 253 on October 30, 2013, and incorporated by reference herein.

t.

Fee Waiver Agreement relating to the PIMCO Preferred and Capital Securities Fund (PIMCO Capital Securities Fund (Cayman) Ltd.) dated March 1, 2015 - Filed with Post-Effective Amendment No. 270 on March 6, 2015, and incorporated by reference herein.

u.	Second Amended and Restated Expense Limitation Agreement dated June 1, 2018 - Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

v.

Second Amended and Restated Expense Limitation Agreement relating to the PIMCO All Asset Fund dated September 26, 2012 - Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

w.

Second Amended and Restated Expense Limitation Agreement relating to the PIMCO All Asset All Authority Fund dated September 26, 2012 - Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

x.	Amended and Restated Transfer Agency and Service Agreement dated May 14, 2015 - Filed with Amendment No. 370 on June 10, 2015, and incorporated by reference herein.

(i)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated July 17, 2018 - Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

(ii)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated November 17, 2018 - Filed with Post-Effective Amendment No. 321 on January 2, 2019, and incorporated by reference herein.

y.	Form of Bank Fund Services Agreement - Filed with Post-Effective Amendment No. 257 on May 30, 2014, and incorporated by reference herein.

z.	Form of Fund Services Agreement - Filed with Amendment No. 378 on September 16, 2015, and incorporated by reference herein.

(14)	Other Opinions

a.	Consent of Independent Registered Public Accounting Firm – Filed herewith.

(15)	Omitted Financial Statements – Inapplicable

(16)	Powers of Attorney – Filed with PIMCO Funds N-14 filing on November 23, 2018, and incorporated by reference herein.

(17)	Additional Exhibits – Inapplicable

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Washington in the District of Columbia, on the 4th day of January, 2019.

PIMCO FUNDS
(Registrant)

By: Peter G. Strelow*, President

*By:	/s/ Adam T. Teufel
Adam T. Teufel
as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	January 4, 2019

George E. Borst*	Trustee	January 4, 2019

Jennifer H. Dunbar*	Trustee	January 4, 2019

Kym M. Hubbard*	Trustee	January 4, 2019

Gary F. Kennedy*	Trustee	January 4, 2019

Peter B. McCarthy*	Trustee	January 4, 2019

Ronald C. Parker*	Trustee	January 4, 2019

Peter G. Strelow*	Trustee and President (Principal Executive Officer)	January 4, 2019

Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	January 4, 2019

*By:	/s/ Adam T. Teufel
Adam T. Teufel
as attorney-in-fact

*Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

14(a)	Consent of Independent Registered Public Accounting Firm